Registration No. 333-132786
File No. 811-21884

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ☒

     Pre-Effective Amendment No. ____                                                                               ☐

     Post-Effective Amendment No. 8                                                                                    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940                                                                                                                    ☒

     Amendment No. 9                                                                                                           ☒

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 768-3200

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b)

[X]     On July 27, 2012 pursuant to paragraph (b)
[ ]     60 days after filing pursuant to paragraph (a)(1)
[ ]     On _______________ pursuant to paragraph (a)(1)
[ ]     75 days after filing pursuant to paragraph (a)(2)
[ ]     On _______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[ ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Rochester® Virginia Municipal Fund

Prospectus dated July 27, 2012

NYSE Ticker Symbols
Class A	ORVAX
Class B	ORVBX
Class C	ORVCX
Class Y	ORVYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Rochester Virginia Municipal Fund is a mutual fund that seeks a high level of current interest income exempt from federal and Virginia state income taxes for individual investors as is consistent with preservation of capital.

This prospectus contains important information about the Fund's objective, investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this prospectus carefully before you invest and keep it for future reference about your account.

Oppenheimer Rochester Virginia Municipal Fund

To Summary Prospectus

THE FUND SUMMARY

Investment Objective. The Fund seeks a high level of current interest income exempt from federal and Virginia state income taxes for individual investors as is consistent with preservation of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $50,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 74 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	None	5%	1%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Y
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses
Interest and Fees from Borrowing	0.07%	0.07%	0.07%	0.05%
Interest and Related Expenses from Inverse Floaters	0.14%	0.14%	0.14%	0.14%
Other Expenses	0.11%	0.16%	0.13%	0.10%
Total Other Expenses	0.32%	0.37%	0.34%	0.29%
Total Annual Fund Operating Expenses	1.12%	1.92%	1.89%	0.84%
Fee Waiver and/or Expense Reimbursement*	(0.11%)	(0.16%)	(0.13%)	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	1.76%	1.76%	0.84%

* The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse floaters, dividend expense, taxes, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Class A, 1.55% for Class B and Class C, and 0.80% for Class Y, as calculated on the daily net assets of the Fund. Each of these fee waivers and/or expense limitations may not be amended or withdrawn until one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$574	$805	$1,056	$1,771	$574	$805	$1,056	$1,771
Class B	$680	$893	$1,231	$1,845	$180	$593	$1,031	$1,845
Class C	$280	$587	$1,019	$2,221	$180	$587	$1,019	$2,221
Class Y	$86	$269	$468	$1,041	$86	$269	$468	$1,041

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and Virginia state income tax. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include those of issuers located outside of Virginia, such as U.S. territories, commonwealths and possessions, if the interest on such securities is not subject to federal or Virginia state income tax. These securities are "Virginia municipal securities" for purposes of this prospectus.

Securities whose interest is exempt from Virginia taxes are included for purposes of the Fund's 80% requirement discussed above, even if the issuer is located outside of Virginia. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Most of the securities the Fund buys are "investment-grade," although it can invest as much as 25% of its total assets in below investment-grade securities (commonly called "junk bonds"), which are subject to the special risks discussed below. Investment-grade securities are rated in one of the four highest rating categories of nationally recognized statistical rating organizations, such as Standard & Poor's (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). The Fund also invests in unrated securities, in which case the Fund's investment adviser, OppenheimerFunds, Inc., internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.

The Fund can invest in inverse floating rate securities, a variable rate instrument, to seek increased income and return. Inverse floating rate securities are leveraged instruments and the extent of their leverage will vary depending on the security's characteristics. The Fund limits its investments in inverse floating rate securities as further described in this Prospectus under "Principal Risks."

The Fund can borrow money to purchase additional securities, another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund's total assets.

In selecting investments for the Fund, the portfolio managers look at a wide range of Virginia municipal securities from different issuers that provide high current income, including unrated bonds, that have favorable credit characteristics and that provide opportunities for value. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Municipal Securities. Municipal securities may be subject to interest rate risk, credit risk, credit spread risk, extension risk, reinvestment risk and prepayment risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for below-investment-grade securities may be less liquid and they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

     Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.  This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in the case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Special Risks of Virginia Municipal Securities. Because the Fund invests primarily in Virginia municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the financial stability of the Commonwealth of Virginia and its municipalities, agencies, authorities and other instrumentalities that issue those securities. Budgetary stress on the state or its municipalities, changes in legislation or policy, erosion of the tax base, the effects of natural disasters, or other economic, legislative or political, or social issues may have a significant negative impact on the value of state or local securities.

Special Risks of Investing in U.S. Territories, Commonwealths and Possessions. The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam, or the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. These investments also are considered to be "Virginia municipal securities" for purposes of this prospectus. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.

     Certain of the municipalities in which the Fund invests currently experience significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.

Municipal Market Volatility and Illiquidity. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration. While the Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, government appropriation, municipal leases, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this policy. Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of Non-Diversification. The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a "diversified" fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Risks of Tobacco Related Bonds. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.

The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the MSA.

Risks of Land-Secured or "Dirt" Bonds. These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Main Risks of Borrowing and Leverage. The Fund can borrow up to one-third of the value of its total assets (including the amount borrowed) from banks, as permitted by the Investment Company Act of 1940. It can use those borrowings for a number of purposes, including for purchasing securities, which can create "leverage." In that case, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses.  Borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than those borrowing costs. The Fund may also borrow to meet redemption obligations, for temporary and emergency purposes, or to unwind or contribute to trusts in connection with the Fund's investment in inverse floaters (instruments also involving the use of leverage, as discussed below). The Fund currently participates in a line of credit with other Oppenheimer funds for its borrowing.

The Fund can participate in a committed reverse repurchase agreement program. Reverse repurchase agreements that the Fund may engage in also create leverage. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to a borrowing, reverse repurchase agreements provide the Fund with cash for investment and operational purposes. When the Fund engages in reverse repurchase agreements, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not engage in these transactions due to the effect of leverage. Reverse repurchase agreements create fund expenses and require that the Fund have sufficient cash available to repurchase the debt obligation when required. Reverse repurchase agreements also involve the risk that the market value of the debt obligation that is the subject of the reverse repurchase agreement could decline significantly below the price at which the Fund is obligated to repurchase the security.

Risks of Derivatives. A "derivative" is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Derivatives may be volatile and involve significant risks. Derivative transactions may require the payment of premiums and can increase portfolio turnover. Certain derivative investments may be illiquid. The underlying security or other reference on which a derivative is based, or the derivative itself, may not perform the way the Fund expects it to. The Fund could realize little or no income or lose principal from a derivative investment or a hedge might be unsuccessful. The Fund may also lose money if the issuer of a derivative fails to pay the amount due.

Inverse Floaters . The Fund invests in inverse floating rate securities ("inverse floaters") because, under ordinary circumstances, they offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Because inverse floaters are leveraged instruments, the value of an inverse floater will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of comparable maturity and credit quality, including the municipal bond underlying an inverse floater.

An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues and sells the short-term floating rate securities to third parties and the inverse floater to the Fund. The short-term floating rate securities generally bear short-term rates of interest. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Inverse floaters produce less income when short-term interest rates rise (and, in extreme cases, may pay no income) and more income when short-term interest rates fall. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. Additionally, because the principal amount of the short-term floating rate security is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater. Upon the occurrence of certain adverse events, a trust may be collapsed and the underlying municipal bond liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying municipal bond and the principal amount of the short-term floating rate securities.

The Fund may invest in inverse floaters with any degree of leverage (measured by comparing the outstanding principal amount of related short-term floating rate securities to the par value of the underlying municipal bond). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floaters held by the Fund to the total assets of the Fund. Nevertheless, the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond, and are more likely to be eliminated entirely under adverse market conditions.

Who Is The Fund Designed For? The Fund is designed for investors seeking income exempt from federal and Virginia state personal income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A Shares) from year to year and by showing how the Fund's average annual returns for one year, 5 years and the life of the Fund compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website:
https://www.oppenheimerfunds.com/fund/RochesterVirginiaMunicipalFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.42% (3rd Qtr 09) and the lowest return was -23.59% (4th Qtr 08). For the period from January 1, 2012 through June 30, 2012 the cumulative return before sales charges and taxes was 8.91%.

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

     No performance information is included for Class Y shares because they do not have one full calendar year of performance.

Average Annual Total Returns for the periods ended December 31, 2011
	1 Year	5 Years	10 Years (or life of class, if less)
Class A (inception 07/18/06)
Return Before Taxes	7.90%	(1.58%)	(0.27%)
Return After Taxes on Distributions	7.90%	(1.58%)	(0.27%)
Return After Taxes on Distributions and Sale of Fund Shares	7.54%	(0.53%)	0.57%
Class B (inception 07/18/06)	7.35%	(1.69%)	(0.31%)
Class C (inception 07/18/06)	11.48%	(1.36%)	(0.18%)
Barclays Capital Municipal Bond Index	10.70%	5.22%*	5.45%*
(reflects no deduction for fees, expenses or taxes)
Consumer Price Index	2.96%	2.26%*	1.93%*
(reflects no deduction for fees, expenses or taxes)

* From 07/31/06.

Investment Adviser. OppenheimerFunds, Inc. is the Fund's investment adviser (the "Manager").

Portfolio Managers. Daniel G. Loughran, Scott S. Cottier and Troy E. Willis each have been a portfolio manager and a Vice President of the Fund since its inception. Mark R. DeMitry has been a portfolio manager of the Fund since September 2006 and a Vice President of the Fund since June 2009. Michael L. Camarella has been a portfolio manager of the Fund since January 2008 and a Vice President of the Fund since June 2009. Charles S. Pulire has been a portfolio manager of the Fund since December 2010 and a Vice President of the Fund since September 2011.

Purchase and Sale of Fund Shares. In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. For certain investment plans and retirement accounts, the minimum initial investment is $500 and, for some, the minimum additional investment is $25. For certain fee based programs the minimum initial investment is $250.

Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677. Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

Taxes. Dividends paid from net investment income on tax-exempt municipal securities will be excludable from gross income for federal individual income tax purposes. Dividends that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. Certain distributions may be taxable as ordinary income or as capital gains. The tax treatment of dividends is the same whether they are taken in cash or reinvested.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Manager, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MORE ABOUT THE FUND

About the Fund's Investments

The allocation of the Fund's portfolio among different types of investments will vary over time and the Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains additional information about the Fund's investment policies and risks.

The Fund's Principal Investment Strategies and Risks.  The strategies and types of investments discussed in the Fund Summary are the ones that the Fund considers to be the most important in seeking to achieve its investment objective.  Additionally, the following strategies and risks are those the Fund expects its portfolio to be subject to as a whole.

The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share prices of the Fund can change daily based on changes in interest rates and market conditions and in response to other economic events.

     Unless this prospectus or the Statement of Additional Information states that an investment percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except for borrowing and investments in illiquid securities).

Municipal Securities.   Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. These debt obligations are issued by the state governments, as well as their political subdivisions (such as cities, towns, and counties) and their agencies and authorities. The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

Additionally, there are times when an issuer will pledge its taxing power to offer additional security to a revenue bond. These securities are sometimes called "double-barreled bonds." See, for example, tobacco bonds with an appropriation pledge as discussed in this prospectus.

The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities to seek higher income.

      Virginia municipal securities are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to federal and state individual income tax. The term "Virginia municipal securities" also includes debt securities of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to state individual income tax. Some debt securities, such as zero-coupon securities, do not pay current interest. Other securities may be subject to calls by the issuer (to redeem the debt) or to prepayment prior to their stated maturity.

U.S. Territories, Commonwealths and Possessions.The Fund also invests in obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes.  Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. A discussion of the special considerations relating to the Fund's municipal obligations and other factors or economic conditions in those territories, commonwealths or possessions is provided in an Appendix to the Statement of Additional Information.

Tax-Exempt Commercial Paper.  Tax-exempt commercial paper is a short-term obligation with a stated maturity of usually 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note, repurchase agreement or other credit facility agreement offered by a bank or financial institution. Because tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper, the commercial paper of a tax-exempt issuer that is unable to continue to obtain liquidity in that manner may default. There may be a limited secondary market for issues of tax-exempt commercial paper.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Tobacco Related Bonds. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement Agreement ("MSA") and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

  Tobacco Settlement Revenue Bonds. For purposes of the Fund's industry concentration policy, the Fund may invest up to 25% of its total assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA, a litigation settlement agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions and the four largest U.S. tobacco manufacturers at that time. Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, which provides for annual payments by the manufacturers to the states and other jurisdictions in perpetuity. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment.

     A number of states have securitized the future flow of those payments by selling bonds, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments. The amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

     The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA, and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the litigation related to the tobacco industry and the MSA.

    "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge. These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, "government appropriation" or "subject to appropriation" bonds (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.

     Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Municipal Sector Concentration. While the Fund's fundamental policies do not allow it to concentrate its investments (that is, to invest more than 25% of its total assets) in a single industry, certain types of municipal securities are not considered a part of any "industry" under that policy.  Examples of these types of municipal securities include:  general obligation, government appropriation, municipal leases, special assessment and special tax bonds.  Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities, which may finance similar types of projects or from which the interest is paid from revenues of similar types of projects.  "Similar types of projects" are projects that are related in such a way that economic, business or political developments tend to have the same impact on each similar project.  For example, a change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining economic need for the project, would likely affect all similar projects, thereby increasing market risk.  Thus, market or economic changes that affect a security issued in connection with one project also would affect securities issued in connection with similar types of projects.

Although these types of municipal securities may be related to certain industries, because they are issued by governments or their political subdivisions, these types of municipal securities are not considered a part of any industry for purposes of the Fund's industry concentration policy.

Land-Secured or "Dirt" Bonds (Special Tax or Special Assessment Bonds). The Fund can invest more than 25% of its total assets in municipal securities for similar types of projects that are issued in connection with special taxing districts that are organized to plan and finance infrastructure development to induce residential, commercial and industrial growth and redevelopment. The bonds financed by these methods, such as tax assessment, special tax or tax increment financing generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. These projects often are exposed to real estate development-related risks, such as the failure of property development, availability of financing, extended vacancies of properties, increased competition, limitations on rents, changes in neighborhood values and the demand of properties to tenants, and changes in interest rates. These real estate risks may be heightened in the event that these projects are in foreclosure. Additionally, upon foreclosure the Fund may pay certain maintenance or operating expenses or taxes relating to such projects. These expenses may increase the overall expenses of the Fund and reduce its returns.

In addition, these projects can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the projects.

Ratings of Municipal Securities the Fund Buys. The Manager may rely to some extent on credit ratings by nationally recognized statistical rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.  Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk.

Rating organizations might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations. In selecting securities for its portfolio and evaluating their income potential and credit risk, the Fund does not rely solely on ratings by rating organizations but evaluates business, economic and other factors affecting issuers as well. Many factors affect an issuer's ability to make timely payments, and the credit risk of a particular security may change over time. The Manager also may use its own research and analysis. If a bond is insured, it will usually be rated by the rating organizations based on the financial strength of the insurer. The rating categories are described in an Appendix to the Statement of Additional Information.

Most of the municipal securities the Fund buys are "investment-grade" at the time of purchase. "Investment-grade" securities are those rated within the four highest rating categories of Standard & Poor's, Moody's, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by Standard & Poor's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Manager uses the highest rating assigned.

     The Fund can invest up to 25% of its total assets in below-investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered or, in case of an unrated security, after the Fund's adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

     Unrated Securities . Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Manager may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Manager to be comparable to rated investment-grade or below-investment-grade securities. The Manager's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.

In evaluating the credit quality of a particular security, whether rated or unrated, the Manager will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting the issuer or the particular facility.

A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Manager will evaluate such downgraded securities to determine whether to keep them in the Fund's portfolio.

Taxability Risk. The Fund's investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal and state income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable and the Fund's dividends with respect to that bond might be subject to federal income tax.

Borrowing and Leverage.    The Fund can borrow from banks, a technique referred to as "leverage," in amounts up to one-third of the Fund's total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Manager when available, funding amounts necessary to unwind or "collapse" trusts that issued "inverse floaters" to the Fund (an investment vehicle used by the Fund as described in this prospectus), or to contribute to such trusts to enable them to meet tenders of their other securities by the holders. The Fund currently participates in a line of credit with other Oppenheimer funds for those purposes.  The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.

Borrowing for leverage will subject the Fund to greater costs (for interest payments to the lender, origination fees and related expenses) than funds that do not borrow for leverage and these other purposes.  The interest on borrowed money is an expense that might reduce the Fund's yield, especially if the cost of borrowing to buy securities exceeds the yield on the securities purchased with the proceeds of a loan.  Using leverage may also make the Fund's share price more sensitive, i.e. volatile, to interest rate changes than if the Fund did not use leverage due to the tendency to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements under the Investment Company Act of 1940.

Special Risks of Derivative Investments. The Fund can invest in different types of "derivative" investments that are consistent with its investment strategies. A derivative is an investment whose value depends on (or is derived from) the value of an underlying security, asset, interest rate, index or currency. Inverse floaters are the primary type of derivative the Fund can use.

The Fund may use derivatives to seek income or capital gain or to hedge against the risks of other investments. Derivatives may allow the Fund to increase or decrease its exposure to certain markets or risks. Examples include, but are not limited to, interest rate swaps or municipal bond swaps. While the Fund may use derivatives for hedging purposes, it typically does not use hedging instruments, such as options, to hedge investment risks.

Derivatives may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform the way the Manager expects it to. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The Fund may also lose money on a derivative investment if the issuer fails to pay the amount due. Certain derivative investments held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Inverse Floaters. The Fund may invest in inverse floaters to seek greater income and total return. Inverse floaters, under ordinary circumstances, offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality.

An inverse floater is created as part of a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and the inverse floater, representing a residual, subordinate interest in the underlying municipal bond, to the Fund. The proceeds of the sale of the bond by the Fund remaining after it buys the inverse floater can be used for any purpose. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust (typically an affiliate of the sponsor) is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

The Fund may also purchase an inverse floater created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater.

Typically, the terms of an inverse floater grant the Fund, as holder, the right to voluntarily terminate the Trust and to obtain the underlying municipal bond. To do so, the Fund would generally need to pay the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust. Through the exercise of such right, the Fund can "collapse" the Trust, terminate its investment in the related inverse floater and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floater or (ii) a principal amount of the inverse floater held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floaters involve certain risks. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage to the Fund is reduced and may be eliminated. All inverse floaters entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities.

The value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floater having a lower degree of leverage. Changes in the value of an inverse floater will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate security increases the sensitivity of an inverse floater to changes in interest rates and to the market value of the underlying municipal bond. An inverse floater can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase. Following such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floater, with the holder of the inverse floater (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that holders of the short-term floating rates securities receive the purchase price for their securities in connection with such termination of the Trust, in which instance the Fund may have an obligation to reimburse the liquidity provider, as described below). The sale of the underlying bond following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

The Fund may enter into shortfall/reimbursement agreements with the liquidity provider in connection with certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floaters, if it deems it appropriate to do so.

Accounting Treatment of Inverse Floaters . When the Fund creates an inverse floater in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floater on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense (which affects the Fund's annual operating expenses, shown earlier in this prospectus). As mentioned above, the Fund may also purchase an inverse floater created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floater related to such transaction on its Statement of Investments and interest on the security is recorded as investment income on the Fund's Statement of Operations.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for those investments, such as, for example, the percentage of LIBOR, the SIFMA Municipal Swap Index or the percentage of the prime rate of a bank. These obligations may be secured by bank letters of credit or other credit support arrangements. Inverse floaters, discussed in this prospectus, are a type of variable rate obligation.

Other Investment Strategies and Risks. The Fund can also use the investment techniques and strategies described below. The Fund might not use all of these techniques or strategies or might only use them from time to time.

        To seek a higher yield, the Fund also can invest in municipal securities other than those of its state. Although any interest from those securities generally would be exempt from federal taxation, any such interest may be subject to the Fund's state personal income tax. The Fund does not expect to invest a significant portion of its assets in securities that are not exempt from its state's personal income tax.

When-Issued and Delayed-Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. During the period between the purchase and the settlement dates, the buyer makes no payment for the security and receives no interest. When-issued or delayed-delivery securities the Fund buys are subject to changes in value as a result of market fluctuations during that period and the value of the security on the delivery date may be more or less than the Fund paid. The Fund may lose money if the value of the security has declined below the purchase price.

Percentage of LIBOR Notes (PLNs). The Fund may invest in Percentage of LIBOR Notes ("PLNs") which are variable rate municipal securities based on the London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks. A PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium. Due to their variable rate features, PLNs will generally pay higher levels of income in a rising short-term interest rate environment and lower levels of income as short-term interest rates decline. In times of substantial market volatility, however, PLNs may not perform as anticipated. The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

The Fund's ability to engage in transactions using PLNs may be limited due to market factors. There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so. The Fund may also transfer a PLN to a sponsor to create an inverse floater, which may further increase the volatility of the market value of a PLN or the inverse floater.

Defaulted Securities. The Fund may purchase defaulted securities if the Manager believes that there is potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. Notwithstanding the Manager's belief about the resumption of income payments or realization of income, the purchase of defaulted securities is highly speculative and involves a high degree of risk, including the risk of a substantial or complete loss of the Fund's investment. Defaulted securities are subject to the Fund's limitation on holding below-investment-grade securities. The Manager does not expect that this will be a significant investment strategy of the Fund.

Zero-Coupon Securities. The Fund can invest without limit in zero-coupon securities.  These debt obligations do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuations in their value than securities that pay current interest. The Fund accrues the discount on zero-coupon bonds as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Illiquid Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings.

The Fund will not invest more than 15% of its net assets in illiquid securities.

Taxable Investments. The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its total assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally, the Fund would invest in short-term municipal securities, but could also invest in U.S. government securities or highly-rated corporate debt securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares. The income from some temporary defensive investments may not be tax-exempt, and therefore to the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover.  A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its investment objective and may have a portfolio turnover rate of over 100% annually. Increased portfolio turnover may result in higher brokerage fees or other transaction costs, which can reduce performance. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commission. If the Fund realizes capital gains when it sells investments, it generally must pay those gains to shareholders, increasing its taxable distributions. The Financial Highlights table at the end of this prospectus shows the Fund's portfolio turnover rates during past fiscal years.

Conflicts of Interest. The investment activities of the Manager and its affiliates in regard to other funds and accounts they manage may present conflicts of interest that could disadvantage the Fund and its shareholders. The Manager or its affiliates may provide investment advisory services to other funds and accounts that have investment objectives or strategies that differ from, or are contrary to, those of the Fund. That may result in another fund or account holding investment positions that are adverse to the Fund's investment strategies or activities. Other funds or accounts advised by the Manager or its affiliates may have conflicting interests arising from investment objectives that are similar to those of the Fund. Those funds and accounts may engage in, and compete for, the same types of securities or other investments as the Fund or invest in securities of the same issuers that have different, and possibly conflicting, characteristics. The trading and other investment activities of those other funds or accounts may be carried out without regard to the investment activities of the Fund and, as a result, the value of securities held by the Fund or the Fund's investment strategies may be adversely affected. The Fund's investment performance will usually differ from the performance of other accounts advised by the Manager or its affiliates and the Fund may experience losses during periods in which other accounts advised by the Manager or its affiliates achieve gains. The Manager has adopted policies and procedures designed to address potential conflicts of interest identified by the Manager; however, such policies and procedures may also limit the Fund's investment activities and affect its performance.

Changes to the Fund's Investment Policies. The Fund's fundamental investment policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares; however, the Fund's Board can change non-fundamental policies without a shareholder vote. Significant policy changes will be described in supplements to this prospectus. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Fund's Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional Information states that it is.

Portfolio Holdings.   The Fund's portfolio holdings are included in its semi-annual and annual reports that are distributed to its shareholders within 60 days after the close of the applicable reporting period. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which are public filings that are required to be made with the Securities and Exchange Commission within 60 days after the end of the Fund's first and third fiscal quarters. Therefore, the Fund's portfolio holdings are made publicly available no later than 60 days after the end of each of its fiscal quarters. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website no sooner than 30 days after the end of each calendar month.

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

The Manager has been an investment adviser since 1960. The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund's assets grow: 0.55% of the first $500 million of average annual net assets, 0.50% of the next $500 million, 0.45% of the next $500 million and 0.40% of average annual net assets over $1.5 billion, calculated on the daily net assets of the Fund. The Fund's advisory fee for the fiscal year ended March 31, 2012 was 0.55% of average annual net assets, before any applicable waivers.

The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding (i) interest and fees from borrowing, interest and related expenses from inverse floaters, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies; (iii) certain other expenses attributable to, and incurred as a result of, a Fund's investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund's business) to annual rates of 0.80% for Class A, 1.55% for Class B, and 1.55% for Class C, and 0.80% for Class Y, as calculated on the daily net assets of the Fund. Each of these fee waivers and/or expense limitations may not be amended or withdrawn until one year from the date of this prospectus.

Total Annual Fund Operating Expenses include certain interest and related expenses from the Fund's investment in inverse floaters. Under accounting rules, the Fund recognized additional income in an amount that offsets those expenses, and thus the Fund's total returns and net asset values were not affected. If the interest and related expenses from the Fund's investment in inverse floaters were excluded (after applying the Manager's voluntary fee waiver/reimbursement), the expense ratios for the Fund would be 0.87% for Class A, 1.62% for Class B and Class C, and 0.70% for Class Y. The Fund's management fee and other annual operating expenses may vary in future years.

The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, and Y to 0.35% of average annual net assets per class per fiscal year. This limit also applied to Class A shares prior to June 1, 2011. Effective June 1, 2011, the Fund's transfer agent has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets. These fee limitations may be amended or withdrawn at any time.

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract for the Fund is available in the Fund's Semi-Annual Report to shareholders for the period ended September 30, 2011.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella and Charles S. Pulire, who are primarily responsible for the day-to-day management of the Fund's investments. Messrs. Loughran, Cottier and Willis have been portfolio managers and Vice Presidents of the Fund since its inception. Mr. DeMitry has been a portfolio manager of the Fund since September 2006 and a Vice President of the Fund since June 2009. Mr. Camarella has been a portfolio manager of the Fund since January 2008 and a Vice President of the Fund since June 2009. Mr. Pulire has been a portfolio manager of the Fund since December 2010 and a Vice President of the Fund since September 2011.

Mr. Loughran has been a Senior Vice President of the Manager since July 2007 and a Senior Portfolio Manager of the Manager since December 2001.  He was a Vice President of the Manager from April 2001 to June 2007.  Mr. Loughran is a team leader, a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

Mr. Cottier has been a Vice President and Senior Portfolio Manager of the Manager since September 2002.  He is a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

Mr. Willis has been a Vice President of the Manager since July 2009 and a Senior Portfolio Manager of the Manager since January 2006.  He was an Assistant Vice President of the Manager from July 2005 to June 2009 and an Associate Portfolio Manager of the Manager from June 2003 to December 2005.  Mr. Willis is a portfolio manager, an officer, and a trader for the Fund and other Oppenheimer funds.

Mr. DeMitry has been a Vice President and Senior Portfolio Manager of the Manager since July 2009.  He was an Associate Portfolio Manager with the Manager from September 2006 to June 2009.  He was a research analyst with the Manager from June 2003 to August 2006. He was a credit analyst with the Manager from July 2001 to May 2003. Mr. DeMitry is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mr. Camarella has been a Vice President and Senior Portfolio Manager of the Manager since January 2011. He was an Assistant Vice President of the Manager from July 2009 to January 2011 and a Portfolio Manager with the Manager from January 2008 to December 2010. He was a research analyst with the Manager from April 2006 to December 2007. He was a credit analyst with the Manager from June 2003 to March 2006. Mr. Camarella is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mr. Pulire has been an Assistant Vice President and a Portfolio Manager of the Manager since December 2010. He was a research analyst with the Manager from February 2008 to November 2010 and was a credit analyst with the Manager from May 2006 to January 2008. Mr. Pulire is a portfolio manager, an officer and a trader for the Fund and other Oppenheimer funds.

     The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Fund shares.

MORE ABOUT YOUR ACCOUNT

About Your Account

Where Can You Buy Fund Shares? Oppenheimer funds may be purchased either directly or through a variety of "financial intermediaries" that offer Fund shares to their clients. Financial intermediaries include securities dealers, financial advisers, brokers, banks, trust companies, insurance companies and the sponsors of fund "supermarkets," fee-based advisory or wrap fee programs.

What Classes of Shares Does the Fund Offer? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will usually have different share prices. When you buy shares, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares. Class B shares are no longer offered for new purchases.
Class A Shares. If you buy Class A shares, you will pay an initial sales charge on investments up to $1 million for regular accounts or lesser amounts if you qualify for certain fee waivers. The amount of the sales charge will vary depending on the amount you invest. The sales charge rates for different investment amounts are listed in "About Class A Shares" below.
Class B Shares. If you buy Class B shares, you will pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge (distribution fee) over a period of approximately six years. If you sell your shares within six years after buying them, you will normally pay a contingent deferred sales charge. The amount of the contingent deferred sales charge varies depending on how long you own your shares.  Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. See "About Class B Shares" below.
Class C Shares. If you buy Class C shares, you will pay no sales charge at the time of purchase, but you will pay an ongoing asset-based sales charge (distribution fee). If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.00%, as described in "About Class C Shares" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. See "About Class Y Shares" below.

Certain sales charge waivers may apply to purchases or redemptions of Class A, Class B, or Class C shares. More information about those waivers is available in the Fund's Statement of Additional Information, or by clicking on the hyperlink "Sales Charge Waivers" under the heading "Fund Information" on the OppenheimerFunds website at "www.oppenheimerfunds.com."

What is the Minimum Investment?  In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments with as little as $50. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or from other Oppenheimer funds or to omnibus account purchases. A $25 minimum applies to additional investments through an Asset Builder Plan, an Automatic Exchange Plan or a government allotment plan established before November 1, 2002. Reduced initial minimums are available in certain circumstances, including under the following investment plans:

  For an Asset Builder Plan or Automatic Exchange Plan or a government allotment plan, the minimum initial investment is $500.
  For certain fee based programs that have an agreement with the Distributor, a minimum initial investment of $250 applies.
  The minimum purchase amounts listed do not apply to omnibus accounts.

Minimum Account Balance. A $12 annual "minimum balance fee" is assessed on Fund accounts with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed. Small accounts may be involuntarily redeemed by the Fund if the value has fallen below $500 for reasons other than a decline in the market value of the shares.

Choosing a Share Class.   Once you decide that the Fund is an appropriate investment for you, deciding which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. The Fund's operating costs that apply to a share class and the effect of the different types of sales charges on your investment will affect your investment results over time. For example, expenses such as the distribution or service fees will reduce the net asset value and the dividends on share classes that are subject to those expenses.

Two of the factors to consider are how much you plan to invest and, while future financial needs cannot be predicted with certainty, how long you plan to hold your investment. For example, with larger purchases that qualify for a reduced initial sales charge on Class A shares, the effect of paying an initial sales charge on purchases of Class A shares may be less over time than the effect of the distribution fees on other share classes. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate each of the factors to see if you should consider a different class of shares.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. These examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, if you do not plan to hold your shares for six years or more), you should consider investing in Class C shares. That is because of the effect of the initial sales charge on Class A shares if you redeem within six years.

  Investing for the Longer Term. If you have a longer-term investment horizon, Class A shares may be more appropriate. That is because the effect of the ongoing asset-based sales charge on Class C shares might be greater than the effect of the initial sales charge on Class A shares, regardless of the amount of your investment.

  Amount of Your Investment. Your choice will also depend on how much you plan to invest. For shorter-term investments of less than $100,000, Class C shares might be the appropriate choice because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares you redeem after holding them for one year or more. However, if you plan to invest more than $100,000, and as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because over time the ongoing asset-based sales charge on Class C shares will have a greater impact on your account than the reduced front-end sales charge available for Class A share purchases of $100,000 or more. If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

     The Distributor normally will not accept purchase orders from a single investor for $1 million or more of Class C shares. Dealers or other financial intermediaries are responsible for determining the suitability of a particular share class for an investor.

Are There Differences in Account Features That Matter to You? Some account features may not be available for all share classes. Other features may not be advisable because of the effect of the contingent deferred sales charge. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

How Do Share Classes Affect Payments to Your Financial Intermediary? The Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge or contingent deferred sales charge on Class A shares: to compensate the Distributor for concessions and expenses it pays to brokers, dealers and other financial intermediaries for selling Fund shares. Those financial intermediaries may receive different compensation for selling different classes of shares. The Manager or Distributor may also pay dealers or other financial intermediaries additional amounts from their own resources based on the value of Fund shares held by the intermediary for its own account or held for its customers' accounts. For more information about those payments, see "Payments to Financial Intermediaries and Service Providers" below.

About Class A Shares.  Class A shares are sold at their offering price, which is the net asset value of the shares (described below) plus, in most cases, an initial sales charge. The Fund receives the amount of your investment, minus the sales charge, to invest for your account. In some cases, Class A purchases may qualify for a reduced sales charge or a sales charge waiver, as described below and in the Statement of Additional Information.

The Class A sales charge rate varies depending on the amount of your purchase. A portion or all of the sales charge may be retained by the Distributor or paid to your broker, dealer or other financial intermediary as a concession. The current sales charge rates and concessions paid are shown in the table below. There is no initial sales charge on Class A purchases of $1 million or more, but a contingent deferred sales charge (described below) may apply.

Amount of Purchase	Front-End Sales Charge As a Percentage of Offering Price	Front-End Sales Charge As a Percentage of Net Amount Invested	Concession As a Percentage of Offering Price
Less than $50,000	4.75%	4.98%	4.00%
$50,000 or more but less than $100,000	4.50%	4.71%	4.00%
$100,000 or more but less than $250,000	3.50%	3.63%	3.00%
$250,000 or more but less than $500,000	2.50%	2.56%	2.25%
$500,000 or more but less than $1 million	2.00%	2.04%	1.80%

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

Reduced Class A Sales Charges. Under a "Right of Accumulation" or a "Letter of Intent" you may be eligible to buy Class A shares of the Fund at the reduced sales charge rate that would apply to a larger purchase. Purchases of "qualified shares" of the Fund and certain other Oppenheimer funds may be added to your Class A share purchases for calculating the applicable sales charge.

Class A, Class B and Class C shares of most Oppenheimer funds (including shares of the Fund), and Class A, Class B, Class C, Class G and Class H units owned in adviser sold Section 529 plans, for which the Manager or the Distributor serves as the "Program Manager" or "Program Distributor" are "qualified shares" for satisfying the terms of a Right of Accumulation or a Letter of Intent. Purchases made by reinvestment of dividend or capital gain distributions are "qualified shares" for satisfying the terms of a Right of Accumulation, but are not "qualified shares" for satisfying the terms of a Letter of Intent. Purchases of Class N, Class Y or Class I shares of Oppenheimer funds, purchases under the "reinvestment privilege" described below, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified shares" for Right of Accumulation or Letter of Intent purposes. The Fund reserves the right to modify or to cease offering these programs at any time.

  Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making, you can add the value of qualified shares that you and your spouse currently own, and other qualified share purchases that you are currently making, to the value of your Class A share purchase of the Fund. The Distributor or the financial intermediary through which you are buying shares will determine the value of the qualified shares you currently own based on the greater of their current offering price or the amount you paid for the shares. For purposes of calculating that value, the Distributor will only take into consideration the value of shares owned as of December 31, 2007 and any shares purchased subsequently. The value of any shares that you have redeemed will not be counted.  In totaling your holdings, you may count shares held in:
    your individual accounts (including IRAs, 403(b) plans and eligible 529 plans), your joint accounts with your spouse,
    accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors.

A fiduciary can apply a right of accumulation to all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer and Single K plans for the benefit of a sole proprietor).

If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through a financial intermediary you must notify the intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

To count shares held in accounts at other firms, you may be requested to provide the Distributor or your current financial intermediary with a copy of account statements showing your current qualified share holdings. Shares purchased under a Letter of Intent may also qualify as eligible holdings under a Right of Accumulation.

  Letter of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of qualified shares over a 13-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You must notify the Distributor or your financial intermediary of any qualifying 529 plan purchases or purchases through other financial intermediaries.

Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not complete the anticipated purchases, you will be charged the difference between the sales charge that you paid and the sales charge that would apply to the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares – Letters of Intent" in the Fund's Statement of Additional Information for more complete information. You may also be able to apply the Right of Accumulation to purchases you make under a Letter of Intent.

Class A Contingent Deferred Sales Charge. Although there is no initial sales charge on Class A purchases of shares of one or more of the Oppenheimer funds totaling $1 million or more, those Class A shares may be subject to a 0.75% contingent deferred sales charge if they are redeemed within an 18-month "holding period" measured from the beginning of the calendar month in which they were purchased (except for shares purchased in certain retirement plans). The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares at the time of purchase or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 0.75% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and concession.

About Class B Shares.  Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within a six year "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge will be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class B shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class B contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class B shares.

     Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Dividend and/or capital gains distributions will continue to be made in Class B shares, and exchanges of Class B shares into and from other Oppenheimer funds and certain account transfers will be permitted.

     Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund.

The amount of the Class B contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule:

Years Since Purchase Order was Accepted	Contingent Deferred Sales Charge on Redemptions in That Year (As % of Amount Subject to Charge)
0-1	5.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
More than 6	None

In the table, a "year" is a 12-month period.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares six years (72 months) after you purchase them. This conversion eliminates the Class B asset-based sales charge, however, the shares will be subject to the ongoing Class A fees and expenses. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert to Class A shares, all other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases, however, current Class B shares will continue to mature and convert to Class A shares according to their established conversion schedule. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

About Class C Shares.  Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a 12 month "holding period" from the beginning of the calendar month in which they were purchased, a contingent deferred sales charge of 1.00% may be deducted from the redemption proceeds. The "holding period" for shares purchased after February 5, 2012 will begin on the date of purchase. Class C shares are also subject to an asset-based sales charge that is calculated daily based on an annual rate of 0.75%. The Class C contingent deferred sales charge and asset-based sales charge are paid to compensate the Distributor for providing distribution-related services to the Fund in connection with the sale of Class C shares.

About Class Y Shares. Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for that purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others.

An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Present and former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund.

The Price of Fund Shares.  Shares may be purchased at their offering price which is the net asset value per share plus any initial sales charge that applies. Shares are redeemed at their net asset value per share less any contingent deferred sales charge that applies. The net asset value that applies to a purchase or redemption order is the next one calculated after the Distributor receives the order, in proper form as described in this prospectus, or after any agent appointed by the Distributor receives the order in proper form as described in this prospectus. Your financial intermediary can provide you with more information regarding the time you must submit your purchase order and whether the intermediary is an authorized agent for the receipt of purchase and redemption orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (NYSE), on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to "Eastern time."

The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The Fund's assets generally trade in the over-the-counter market rather than on a securities exchange. Therefore, to determine net asset values, the Fund assets are generally valued at the mean between the bid and asked prices as determined by a pricing service. If the prices determined by the pricing service do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the price is received from the pricing service and before the time as of which the Fund's net asset values are calculated that day, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether prices received from the pricing services are reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers or events affecting securities markets (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share.

Contingent Deferred Sales Charge. If you redeem shares during their applicable contingent deferred sales charge holding period, the contingent deferred sales charge generally will be deducted from the redemption proceeds. In some circumstances you may be eligible for one of the waivers described in "Sales Charge Waivers" below and in the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information. You must advise the Transfer Agent or your financial intermediary of your eligibility for a waiver when you place your redemption request.

A contingent deferred sales charge will be based on the net asset value of the redeemed shares at the time of redemption or the original net asset value, whichever is lower. A contingent deferred sales charge is not imposed on:

  any increase in net asset value over the initial purchase price, shares purchased by the reinvestment of dividends or capital gains distributions, or shares eligible for a sales charge waiver (see "Sales Charge Waivers" below).

The Fund redeems shares in the following order:

  shares acquired by the reinvestment of dividends or capital gains distributions, other shares that are not subject to the contingent deferred sales charge, and shares held the longest during the holding period.

You are not charged a contingent deferred sales charge when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange your shares within the applicable holding period, your original holding period will carry over to the shares you acquire, even if the new fund has a different holding period. The contingent deferred sales charge applicable to the share class of the Fund you exchange into will apply to the acquired shares.

Sales Charge Waivers.  The Fund and the Distributor offer the following opportunities to purchase shares without front-end or contingent deferred sales charges. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

  Dividend Reinvestment. Dividends or capital gains distributions may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge.
  Exchanges of Shares. There is no sales charge on exchanges of shares except for exchanges of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge.
  Reinvestment Privilege. There is no sales charge on reinvesting the proceeds from redemptions of Class A shares or Class B shares that occurred within the previous six months if you paid an initial or contingent deferred sales charge on the redeemed shares. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for the waiver at the time you submit your purchase order.

In addition, the "Special Sales Charge Arrangements and Waivers" Appendix to the Statement of Additional Information provides detailed information about certain other initial sales charge and contingent deferred sales charge waivers and arrangements. A description of those sales charge waivers and arrangements is available for viewing on the OppenheimerFunds website at www.oppenheimerfunds.com (follow the hyperlink "Sales Charges & Breakpoints," under the heading "Fund Information") and may also be ordered by calling 1.800.225.5677. You must advise the Distributor, the Transfer Agent or your financial intermediary that you qualify for one of those waivers at the time you submit your purchase order or redemption request.

How to Buy, Sell and Exchange Shares

Buying Shares.  You can buy shares in several ways. The Distributor has appointed certain financial intermediaries, including brokers, dealers and others, as servicing agents to accept purchase and redemption orders. The Distributor or servicing agent must receive your order, in proper form, by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined. To be in proper form, your purchase order must comply with the procedures described below. If you submit a purchase request without designating which Oppenheimer fund you wish to invest in, your investments will be made in Class A shares of Oppenheimer Money Market Fund, Inc. This policy does not apply to purchases by or for certain retirement plans or accounts.  The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through a Financial Intermediary. You can buy shares through any servicing agent (a broker, dealer, or other financial intermediary) that has a sales agreement with the Distributor. Your servicing agent will place your order with the Distributor on your behalf. A servicing agent may charge a processing fee for that service. Your account information will be shared with the financial intermediary designated as the dealer of record for the account.

Buying Shares Through the Distributor. We recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. If you want to purchase shares directly from the Distributor, complete an OppenheimerFunds new account application and mail it with a check payable in U.S. dollars to "OppenheimerFunds Distributor, Inc." at the address shown on the back cover. If you do not list a dealer on your application, the Distributor is designated as the broker-dealer of record, but solely for the purpose of acting as your agent to purchase the shares. For new investors who do not designate a broker-dealer, Class A shares (and Class Y shares for institutional investors) are the only purchase option. Other share classes may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has a broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. For more information regarding undesignated investments, please call the Transfer Agent at the number on the back cover of this prospectus.

  Involuntary Redemptions. In some circumstances, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Identification Requirements. Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business, and your Social Security Number, Employer Identification Number or other government-issued identification when you open an account. Additional information may be required to open a corporate account or in certain other circumstances. The Fund or the Transfer Agent may use this information to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of verifying your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Suspension of Share Offering. The offering of Fund shares may be suspended during any period in which the determination of net asset value is suspended, and may be suspended by the Board at any time the Board believes it is in the Fund's best interest to do so.

Selling Shares.  You can generally redeem (sell) some or all of your shares on any regular business day. You may redeem your shares by writing a letter, by wire, by telephone or on the Internet. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis. The redemption of Fund shares may be suspended under certain circumstances described in the Statement of Additional Information. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call your financial intermediary or the Transfer Agent for assistance.

Redemption Price. Your shares will be redeemed at net asset value less any applicable sales charge or other fees. The net asset value used will be the next one calculated after your order is received, in proper form, by the Transfer Agent or your authorized financial intermediary. To be in proper form, your redemption order must comply with the procedures described below. The redemption price for shares will change from day-to-day because the value of the securities in the Fund's portfolio and the Fund's expenses fluctuate. The redemption price will normally differ for each class of shares. The redemption price of your shares may be more or less than their original cost.

Redemptions "In-Kind." Shares may be "redeemed in-kind" under certain circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). That means that the redemption proceeds will be paid in securities from the Fund's portfolio on a pro-rata basis, possibly including illiquid securities. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such securities are converted into cash.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent, in its discretion, may waive certain of the requirements for redemptions stated in this prospectus.

Options for Receiving Redemption Proceeds:

  By Check. The Fund will normally send redemption proceeds by check to the address on your account statement.
  By AccountLink. If you have linked your Fund account to your bank account with AccountLink (described below), you may have redemption proceeds transferred directly into your account. Normally the transfer to your bank is initiated on the bank business day after the redemption. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transferred.
  By Wire. You can arrange to have redemption proceeds sent by Federal Funds wire to an account at a bank that is a member of the Federal Reserve wire system. The redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. You will not receive dividends on the proceeds of redeemed shares while they are waiting to be transmitted.

Payment Delays. Payment for redeemed shares is usually made within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded to the broker-dealer within three business days. The Transfer Agent may delay processing redemption payments for recently purchased shares until the purchase payment has cleared. That delay may be as much as five business days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check. Under unusual circumstances, the right to redeem shares or the payment of redemption proceeds may be delayed or suspended as permitted under the Investment Company Act of 1940.

The Oppenheimer Exchange Privilege.  You can exchange all or part of your Fund shares for shares of the same class of other Oppenheimer funds that offer the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. You can obtain a list of the Oppenheimer funds that are currently available for exchanges by calling a service representative at the telephone number on the back of this prospectus. The funds available for exchange can change from time to time. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase its transaction and administrative costs and/or affect its performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets a portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades.

If large dollar amounts are involved in exchange or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet those transaction requests, and the Fund's brokerage or administrative expenses might be increased. Therefore, the Manager and the Fund's Board have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges or purchase and redemption activity, while addressing the needs of investors who seek liquidity in their investment and the ability to exchange shares as their investment needs change. There is no guarantee that those policies and procedures, described below, will be sufficient to identify and deter all excessive short-term trading.

Limitations on Frequent Exchanges

30-Day Hold.  If a direct shareholder exchanges shares of another Oppenheimer fund account for shares of the Fund, his or her Fund account will be "blocked" from exchanges into any other fund for a period of 30 calendar days from the date of the exchange, subject to certain exceptions described below. Likewise, if a Fund shareholder exchanges Fund shares for shares of another eligible Oppenheimer fund, that fund account will be "blocked" from further exchanges for 30 calendar days, subject to the exception described below. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $2,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange and assuming no exception applied, the full account balance ($12,000 in this example) would be blocked from exchanges into another fund for a period of 30 calendar days. A shareholder whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner is a "direct shareholder."

Exceptions to 30-Day Hold

  Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of an eligible money market fund any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. Exchanges from that money market fund into another fund will be monitored for excessive activity and the Transfer Agent may limit or refuse any exchange order from a money market fund in its discretion pursuant to the exchange policy of that fund.

  Dividend Reinvestments and Share Conversions. The reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of shares from one share class to another class within the same fund will not be considered exchanges for purposes of imposing the 30-day limit.

  Asset Allocation Programs. Investment programs by Oppenheimer "funds of funds" that entail rebalancing investments in underlying Oppenheimer funds will not be subject to these limits. However, third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will also be subject to the 30-day limit.

  Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges.
  Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus.

Limitations on Exchanges in Omnibus Accounts. If you hold your Fund shares through a financial advisor or other firm such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or a trustee of a retirement plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply. The Fund, the Distributor, the Manager and the Transfer Agent encourage those financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund. However, the Transfer Agent may not be able to detect excessive short-term trading activity in accounts maintained in "omnibus" or "street name" form where the underlying beneficial owners are not identified. The Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review the account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity.

Other Limitations on Exchanges. There are a number of other special conditions and limitations that apply to certain types of exchanges. Those conditions and circumstances are described in the section "How to Exchange Shares" in the Statement of Additional Information. For information about sales charges that may apply to exchanges of shares see the sections "Contingent Deferred Sales Charge" and "Sales Charge Waivers" in this prospectus.

Requirements for Exchanges of Shares. To exchange shares of the Fund, you must meet several conditions. The Fund may amend the following requirements at any time:

  Shares of the fund selected for exchange must be available for sale in your state of residence.
  The selected fund must offer the exchange privilege.
  You must meet the minimum purchase requirements for the selected fund.
  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
  Before exchanging into a fund, you should obtain its prospectus and should read it carefully.

Timing of Exchange Transactions. Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day in order to receive that day's net asset value on the exchanged shares. For requests received after the close of the NYSE the shares being exchanged will be valued at the next net asset value calculated after the request is received. The Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days, however, if it determines, in its discretion, that an earlier transmittal of the redemption proceeds would be detrimental to either the fund from which shares are being exchanged or the fund into which the exchange is being made. The exchange proceeds will be invested in the new fund at the next net asset value calculated after the proceeds are received. In the event that a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial intermediary.

Taxes on Exchanges. For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. Therefore, an exchange may result in a capital gain or loss for tax purposes.

Other Limits on Share Transactions.  The Fund may impose other limits on transactions that it believes would be disruptive and may refuse any purchase or exchange order.

  Right to Refuse Purchase and Exchange Orders. The Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
  Right to Terminate or Suspend Account Privileges. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policies outlined in this prospectus. As part of the Transfer Agent's procedures to detect and deter excessive trading activity, the Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control. The Transfer Agent may send a written warning to a shareholder that the Transfer Agent believes may be engaging in disruptive or excessive trading activity; however, the Transfer Agent reserves the right to suspend or terminate the ability to purchase or exchange shares, with or without warning, for any account that the Transfer Agent determines, in the exercise of its discretion, has engaged in such trading activity.

Submitting Share Transaction Requests. Share transactions may be requested by telephone or internet, in writing, through your financial intermediary, or by establishing one of the Investor Services plans described below. Certain transactions may also be submitted by fax. If an account has more than one owner, the Fund and the Transfer Agent may rely on instructions from any one owner or from the financial intermediary's representative of record for the account, unless that authority has been revoked.  Class Y share transactions may only be submitted in writing, by fax, by phone through a service representative, or through an investor's designated financial intermediary.

Internet and Telephone Transaction Requests. Purchase, redemption and exchange requests may be submitted on the OppenheimerFunds website, www.oppenheimerfunds.com. Those requests may also be made by calling the telephone number on the back cover and either speaking to a service representative or accessing PhoneLink, the OppenheimerFunds automated telephone system that enables shareholders to perform certain account transactions automatically using a touch-tone phone.

You will need to obtain a user I.D. and password to execute transactions through PhoneLink or on the internet. Some internet and telephone transactions require the Oppenheimer AccountLink feature, described below, that links your Fund account with an account at a U.S. bank or other financial institution. The Transfer Agent will record any telephone calls to verify data concerning transactions.

The following policies apply to internet and telephone transactions:

  Purchases through AccountLink that are submitted through PhoneLink or on the internet are limited to $100,000.
  Purchases through AccountLink that are submitted by calling a service representative are limited to $250,000.
  Redemptions that are submitted by telephone or on the internet and request the proceeds to be paid by check, must be made payable to all owners of record of the shares and must be sent to the address on the account statement. Telephone or internet redemptions paid by check may not exceed $100,000 in any seven-day period. This service is not available within 15 days of changing the address on an account.
  Redemptions by telephone or on the internet that are sent to your bank account through AccountLink are not subject to any dollar limits.
  Exchanges submitted by telephone or on the internet may be made only between accounts that are registered with the same name(s) and address.
  Shares for which share certificates have been issued may not be redeemed or exchanged by telephone or on the internet.
  Shares held in an OppenheimerFunds-sponsored qualified retirement plan account may not be redeemed or exchanged by telephone or on the internet.

The Transfer Agent has adopted procedures to confirm that telephone and internet instructions are genuine. Callers are required to provide service representatives with tax identification numbers and other account data and PhoneLink and internet users are required to use PIN numbers. The Transfer Agent will also send you written confirmations of share transactions. The Transfer Agent and the Fund will not be liable for losses or expenses that occur from telephone or internet instructions reasonably believed to be genuine.

Telephone or internet transaction privileges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice of such changes whenever it is required to do so by applicable law.

Purchases and Redemptions by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire. Redemption proceeds may also be transmitted by wire. The minimum wire purchase or redemption is $2,500. There is a $10 fee for each wire redemption request. Before sending a wire purchase, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions. To set up wire redemptions on your account or to arrange for a wire redemption, call the Transfer Agent at the telephone number on the back of this prospectus for information.

Written Transaction Requests. You can send purchase, exchange or redemption requests to the Transfer Agent at the address on the back cover. Your request must include:

  The Fund's name;
  For existing accounts, the Fund account number (from your account statement);
  For new accounts, a completed account application;
  For purchases, a check payable to the Fund or to OppenheimerFunds Distributor, Inc.;
  For redemptions, any special payment instructions;
  For redemptions or exchanges, the dollar amount or number of shares to be redeemed or exchanged;
  For redemptions or exchanges, any share certificates that have been issued (exchanges or redemptions of shares for which certificates have been issued cannot be processed until the Transfer Agent receives the certificates);
  For individuals, the names and signatures of all registered owners exactly as they appear in the account registration;
  For corporations, partnerships or other businesses or as a fiduciary, the name of the entity as it appears in the account registration and the names and titles of any individuals signing on its behalf; and
  Other documents requested by the Transfer Agent to assure that the person purchasing, redeeming or exchanging shares is properly identified and has proper authorization to carry out the transaction.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee. A notary public seal will not be accepted for these requests (other situations might also require a signature guarantee):

  You wish to redeem more than $100,000 and receive a check;
  The redemption check is not payable to all shareholders listed on the account statement;
  The redemption check is not sent to the address of record on your account statement;
  Shares are being transferred to a Fund account with a different owner or name; or
  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a signature guarantee from a number of financial institutions, including:

  a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
  a U.S. registered dealer or broker in securities, municipal securities or government securities, or a U.S. national securities exchange, a registered securities association or a clearing agency.

Fax Requests. You may send requests for certain types of account transactions to the Transfer Agent by fax. Please call the number on the back of this prospectus for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written, telephone and internet requests described in this prospectus.  However, requests that require a signature guarantee may not be submitted by fax.

Submitting Transaction Requests Through Your Financial Intermediary. You can submit purchase, redemption or exchange requests through any broker, dealer or other financial intermediary that has a special agreement with the Distributor. The broker, dealer or other intermediary will place the order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. If your shares are held in the name of your financial intermediary, you must redeem them through that intermediary.

Intermediaries that perform account transactions for their clients by participating in "Networking" through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the intermediary performs any transaction erroneously or improperly.

Client Account Exchanges by Financial Intermediaries. The Fund and the Transfer Agent permit brokers, dealers and other financial intermediaries to submit exchange requests on behalf of their customers, unless that authority has been revoked. The Fund or the Transfer Agent may limit or refuse exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

Investment Plans and Services

AccountLink. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. AccountLink lets you:

  transmit funds electronically to purchase shares by internet, by telephone or automatically through an Asset Builder Plan. The purchase payment will be debited from your bank account.
  have the Transfer Agent send redemption proceeds or dividends and distributions directly to your bank account.

     AccountLink privileges should be requested on your account application or on your broker-dealer's settlement instructions if you buy your shares through a broker-dealer. For an established account, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on the account as well as to the financial intermediary's representative of record unless and until the Transfer Agent terminates or receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to your bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders on the account. Please call the Transfer Agent for more information.

Asset Builder Plans. Under an Asset Builder Plan, you may purchase shares of the Fund automatically. An Asset Builder Plan is available only if you have established AccountLink with a bank or other financial institution. Payments to purchase Fund shares will be debited from your linked account.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the account application. To add an Asset Builder Plan to an existing account, use the Asset Builder Enrollment Form. You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any Class B share purchases for existing accounts will be made in Class A shares of Oppenheimer Money Market Fund.

The Transfer Agent may require a reasonable period after receipt of your instructions to implement any requested changes. For more details, see the account application, the Asset Builder Enrollment Form and the Statement of Additional Information. Those documents are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Automatic Redemption and Exchange Plans. The Fund has several plans that enable you to redeem shares automatically or exchange them for shares of another Oppenheimer fund on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

Less Paper, Less Waste. To avoid sending duplicate copies of Fund materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called "householding," benefits the Fund through lower printing costs and reduced mailing expense.

If you prefer to receive multiple copies of these materials, you may call the Transfer Agent at the number on the back of this prospectus or you may notify the Transfer Agent in writing. Multiple copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

You may also choose to receive your account documents electronically via eDocs Direct. Visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for information and instructions.

DISTRIBUTION AND SERVICE (12b-1) PLANS

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares that reimburses the Distributor for a portion of the costs of maintaining accounts and providing services to Class A shareholders. Reimbursement is made periodically at an annual rate of up to 0.25% of the Class A shares daily net assets. The Distributor currently uses all of those fees to pay brokers, dealers, banks and other financial intermediaries for providing personal service and maintaining the accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Because the service fee is paid out of the Fund's assets on an ongoing basis, over time it will increase the cost of your investment.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the plans, the Fund pays the Distributor an asset-based sales charge for Class B and Class C shares calculated at an annual rate of 0.75% of the daily net assets of those classes. The Fund also pays a service fee under the plans at an annual rate of 0.25% of the daily net assets of Class B and Class C. Altogether, these fees increase the Class B and Class C annual expenses by 1.00%, calculated on the daily net assets of the applicable class. Because these fees are paid out of the Fund's assets on an on going basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

     Use of Plan Fees: The Distributor uses the service fees to compensate brokers, dealers, banks and other financial intermediaries for maintaining accounts and providing personal services to Class B and Class C shareholders in the applicable share class. The Distributor normally pays intermediaries the 0.25% service fee in advance for the first year after shares are purchased and then pays that fee periodically.

     Class B Shares:The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. However, for ongoing purchases of Class B shares by OppenheimerFunds Single K plans, the Distributor may pay the intermediary the asset-based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional Information for exceptions.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. Any investments for existing Class B share accounts will be made in Class A shares of Oppenheimer Money Market Fund. No sales concessions will be paid on those purchases, however a concession may be paid if the acquired Oppenheimer Money Market Fund shares are exchanged for shares of another Oppenheimer fund.

     Class C Shares: At the time of a Class C share purchase, the Distributor generally pays financial intermediaries a sales concession of 0.75% of the purchase price from its own resources. Therefore, the total amount, including the advance of the service fee, that the Distributor pays the intermediary at the time of a Class C share purchase is 1.00% of the purchase price. The Distributor normally retains the asset-based sales charge on Class C share purchases during the first year and then pays that fee to the intermediary as an ongoing concession. See the Statement of Additional Information for exceptions to these arrangements.

Payments to Financial Intermediaries and Service Providers. The Manager and the Distributor, in their discretion, may also make payments to brokers, dealers and other financial intermediaries or to service providers for distribution and/or shareholder servicing activities. Those payments are made out of the Manager's and/or the Distributor's own resources and/or assets, including from the revenues or profits derived from the advisory fees the Manager receives from the Fund. Those cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. Payments by the Manager or Distributor from their own resources are not reflected in the tables in the "Fees and Expenses of the Fund" section of this prospectus because they are not paid by the Fund.

The financial intermediaries that may receive those payments include firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for those activities. The financial intermediaries that may receive payments include your securities broker, dealer or financial advisor, sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks, trust companies and other intermediaries offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees. In some circumstances, revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial Industry Regulatory Authority ("FINRA")) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your broker, dealer or other financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A and Class Y shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A or Class Y. The Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any short-term or long-term capital gains annually. The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Options for Receiving Dividends and Distributions. When you open your Fund account, you can specify on your application how you want to receive distributions of dividends and capital gains. To change that option, you must notify the Transfer Agent. There are four payment options available:

  Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
  Reinvest Only Dividends or Capital Gains. You can elect to reinvest some types of distributions in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink. Different treatment is available for distributions of dividends, short-term capital gains and long-term capital gains.
  Receive All Distributions in Cash. You can elect to receive all dividends and capital gains distributions by check or have them sent to your bank through AccountLink.
  Reinvest Your Distributions in Another Oppenheimer Fund. You can reinvest all of your dividends and capital gains distributions in another Oppenheimer fund that is available for exchanges. You must have an existing account in the same share class in the selected fund.

Taxes. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year is available on the OppenheimerFunds website at www.oppenheimerfunds.com/redir/tax_table_amt.jsp. The tax preference amount will vary from year to year.

Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

After the end of each calendar year the Fund will send you and the Internal Revenue Service statements showing the amount of any taxable distributions you received in the previous year and will separately identify any portion of these distributions that qualify for taxation as long-term capital gains or for any other special tax treatment.

If you are neither a resident nor a citizen of the United States, or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gain) generally will be subject to a 30% U.S. withholding tax, unless a lower rate applies under an income tax treaty. For taxable years of the Fund beginning before 2012, certain distributions that are reported by the Fund as interest-related dividends or short-term gain dividends and paid to a foreign shareholder may be eligible for an exemption from U.S. withholding tax. To the extent the Fund's distributions are derived from dividends, they will not be eligible for this exemption.

     Qualification as a Regulated Investment Company. The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, by satisfying certain income, asset diversification and income distribution requirements, but it reserves the right not to qualify. The Fund qualified during its most recent fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

      Other Taxability Risk Considerations. It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that determination could be retroactive to the date of issuance. Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

Legislation affecting tax-exempt municipal securities is often considered by the United States Congress and legislation affecting the exemption of interest or other income thereon for purposes of taxation by a state may be considered by the state's legislature. Court proceedings may also be filed, the outcome of which could modify the tax treatment of a state's municipal securities. There can be no assurance that legislation enacted or proposed, or actions by a court, after the date of issuance of a municipal security will not have an adverse effect on the tax status of interest or other income or the market value of that municipal security. Please consult your tax adviser regarding pending or proposed federal and state tax legislation, court proceedings and other tax considerations.

Virginia Tax Considerations. Under current law interest and gains on obligations of the Commonwealth of Virginia, its political subdivisions and instrumentalities and income derived from direct obligations of the U.S. Government or its authorities, commissions, instrumentalities or territories (including Puerto Rico, Guam and the Virgin Islands) are exempt from Virginia personal income tax. Under the Virginia Administrative Code, distributions from a regulated investment company, such as the Fund, also will be exempt from Virginia personal income tax to the extent attributable to interest received by the Fund from such exempt obligations. Tax-exempt treatment generally is not available for distributions attributable to income earned on indirect U.S. government obligations (e.g., Ginnie Maes and Fannie Maes) or to income earned on obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, such distributions generally will be subject to Virginia personal income tax. Distributions of net short-term and net long-term capital gains earned by the Fund from taxable obligations are included in Virginia taxable income and are currently taxed at ordinary income tax rates.

Backup Withholding. Unless an exception applies, the Fund may be required to withhold U.S. federal income tax on distributions and redemption proceeds payable to you if you fail to provide the Fund with your correct social security number or taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Any amounts withheld may be credited against U.S. federal income tax liability.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares, and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell or exchange them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a return of capital to shareholders, which is generally non-taxable, resulting in a reduction in the basis in their shares. If this occurs, the Fund will notify you.

Cost Basis Reporting. The Fund is required to report to the Internal Revenue Service ("IRS"), and furnish to Fund shareholders, detailed "cost basis" and "holding period" information for Fund shares acquired on or after January 1, 2012 ("covered shares") that are redeemed on or after that date. These requirements do not apply to investments through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan. If you redeem covered shares during any year, the Fund will report the following information to the IRS and to you on Form 1099-B: (i) the "cost basis" of such shares, (ii) the gross proceeds you received on the redemption and (iii) the "holding period" for the redeemed shares.

The default method for calculating the cost basis of covered shares is based on the average cost of all Fund shares you purchased on or after January 1, 2012 and prior to a particular redemption. If you and your financial or tax adviser determine another calculation method may be more beneficial for your individual tax situation, you may be able to elect another IRS-accepted method via the OppenheimerFunds website, www.oppenheimerfunds.com, or by notifying the Fund's Transfer Agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

This information is only a summary of certain income tax information about your investment. You are encouraged to consult your tax adviser about the effect of an investment in the Fund on your particular tax situation and about any changes to the Internal Revenue Code that may occur from time to time. Additional information about the tax effects of investing in the Fund is contained in the Statement of Additional Information.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm. KPMG's report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Financial Highlights Tables

FINANCIAL HIGHLIGHTS
	Year Ended March 30,	Year Ended March 31,
Class A	2012[1]	2011	2010	2009	2008
Per Share Operating Data
Net asset value, beginning of period	$8.38	$9.40	$7.23	$10.20	$13.21
Income (loss) from investment operations:
Net investment income[2]	.63	.68	.77	.64	.78
Net realized and unrealized gain (loss)	1.17	(1.08)	2.02	(2.99)	(3.20)
Total from investment operations	1.80	(.40)	2.79	(2.35)	(2.42)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.61)	(.62)	(.62)	(.62)	(.59)
Net asset value, end of period	$9.57	$8.38	$9.40	$7.23	$10.20

Total Return, at Net Asset Value[3]	21.97%	(4.54)%	39.56%	(23.70)%	(18.85)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$88,673	$67,435	$61,891	$24,132	$19,946
Average net assets (in thousands)	$76,772	$70,784	$44,416	$21,874	$17,701
Ratios to average net assets:[4]
Net investment income	6.90%	7.37%	8.68%	7.47%	6.54%
Expenses excluding interest and fees on short-term floating rate notes issued	0.91%	0.95%	0.98%	1.10%	1.05%
Interest and fees from borrowings	0.07%	0.08%	0.14%	0.78%	1.68%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.17%	0.11%	0.21%	0.89%
Total expenses	1.12%	1.20%	1.23%	2.09%	3.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.01%	1.05%	1.02%	1.01%	1.69%
Portfolio turnover rate	25%	15%	9%	41%	50%
1. March 30, 2012 represents the last business day of the Fund's 2012 fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses," excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.

	Year Ended March 30,	Year Ended March 31,
Class B	2012[1]	2011	2010	2009	2008
Per Share Operating Data
Net asset value, beginning of period	$8.37	$9.39	$7.22	$10.19	$13.20
Income (loss) from investment operations:
Net investment income[2]	.56	.60	.70	.57	.68
Net realized and unrealized gain (loss)	1.17	(1.06)	2.03	(2.99)	(3.19)
Total from investment operations	1.73	(.46)	2.73	(2.42)	(2.51)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.54)	(.56)	(.56)	(.55)	(.50)
Net asset value, end of period	$9.56	$8.37	$9.39	$7.22	$10.19

Total Return, at Net Asset Value[3]	21.09%	(5.25)%	38.57%	(24.33)%	(19.48)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,999	$7,020	$6,695	$1,339	$446
Average net assets (in thousands)	$7,945	$7,145	$4,482	$ 876	$373
Ratios to average net assets:[4]
Net investment income	6.16%	6.61%	7.84%	6.82%	5.81%
Expenses excluding interest and fees on short-term floating rate notes issued	1.71%	1.75%	1.82%	2.01%	2.16%
Interest and fees from borrowings	0.07%	0.08%	0.14%	0.78%	1.68%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.17%	0.11%	0.21%	0.89%
Total expenses	1.92%	2.00%	2.07%	3.00%	4.73%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.76%	1.80%	1.78%	1.76%	2.44%
Portfolio turnover rate	25%	15%	9%	41%	50%
1. March 30, 2012 represents the last business day of the Fund's 2012 fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses," excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.

	Year Ended March 30,	Year Ended March 31,
Class C	2012[1]	2011	2010	2009	2008
Per Share Operating Data
Net asset value, beginning of period	$8.36	$9.38	$7.21	$10.18	$13.19
Income (loss) from investment operations:
Net investment income[2]	.56	.61	.70	.58	.68
Net realized and unrealized gain (loss)	1.17	(1.08)	2.03	(3.00)	(3.19)
Total from investment operations	1.73	(.47)	2.73	(2.42)	(2.51)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.54)	(.55)	(.56)	(.55)	(.50)
Net asset value, end of period	$9.55	$8.36	$9.38	$7.21	$10.18

Total Return, at Net Asset Value[3]	21.12%	(5.26)%	38.63%	(24.34)%	(19.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,338	$23,672	$21,603	$5,354	$4,990
Average net assets (in thousands)	$27,508	$24,674	$13,828	$ 5,390	$3,147
Ratios to average net assets:[4]
Net investment income	6.15%	6.69%	7.86%	6.63%	5.84%
Expenses excluding interest and fees on short-term floating rate notes issued	1.68%	1.72%	1.77%	2.08%	1.83%
Interest and fees from borrowings	0.07%	0.08%	0.14%	0.78%	1.68%
Interest and fees on short-term floating rate notes issued[5]	0.14%	0.17%	0.11%	0.21%	0.89%
Total expenses	1.89%	1.97%	2.02%	3.07%	4.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.76%	1.80%	1.78%	1.76%	2.44%
Portfolio turnover rate	25%	15%	9%	41%	50%
1. March 30, 2012 represents the last business day of the Fund's 2012 fiscal year.
2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.
5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses," excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.

Period ended March 30,
Class Y	2012[1] , [2]
Per Share Operating Data
Net asset value, beginning of period	$8.87
Income (loss) from investment operations:
Net investment income[3]	.45
Net realized and unrealized gain	.65
Total from investment operations	1.10
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.40)
Net asset value, end of period	$9.57

Total Return, at Net Asset Value[4]	12.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,239
Average net assets (in thousands)	$3,047
Ratios to average net assets:[5]
Net investment income	7.13%
Expenses excluding interest and fees on short-term floating rate notes issued	0.65%
Interest and fees from borrowings	0.05%
Interest and fees on short-term floating rate notes issued[6]	0.14%
Total expenses	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.84%
Portfolio turnover rate	25%
1. March 30, 2012 represents the last business day of the Fund's 2012 fiscal year.
2. For the period from July 29, 2011 (inception of offering) to March 30, 2012.
3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.
6. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

INFORMATION AND SERVICES

STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL AND SEMI-ANNUAL REPORTS. The Fund's Statement of Additional Information and Annual and Semi-Annual Reports to shareholders provide additional information about the Fund's investments. The Annual Report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information and audited financial statements included in its most recent Annual Report dated March 31, 2012, including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated by reference into (are legally considered part of) this prospectus.

How to Request More Information

You can request the above documents, the notice explaining the Fund's privacy policy, and other information about the Fund, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270
Use the following address for courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21884 SP0576.001.0712

Oppenheimer

Rochester State Specific Municipal Funds

Statement of Additional Information     July 27, 2012

This document contains additional information about the Fund and supplements information in the prospectus dated July 27, 2012 (the "Prospectus").

This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Prospectus. The Fund's financial statements are incorporated by reference into this SAI from its most recent Annual Report. The Fund's Prospectus and most recent Annual Report may be obtained by writing to the Fund's transfer agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the transfer agent at the toll-free number shown below, or by downloading it from the OppenheimerFunds website at www.oppenheimerfunds.com.

Any reference to the term "Fund" or "Funds" throughout this SAI refers to each fund named below, unless otherwise indicated.

Oppenheimer
Rochester State Specific Municipal Funds

Rochester Arizona Municipal Fund
Class A	ORAZX
Class B	ORBZX
Class C	ORCZX
Class Y	ORYZX

Rochester Maryland Municipal Fund
Class A	ORMDX
Class B	ORYBX
Class C	ORYCX
Class Y	ORYYX

Rochester Massachusetts Municipal Fund
Class A	ORMAX
Class B	ORBAX
Class C	ORCAX
Class Y	ORYAX

Rochester Michigan Municipal Fund
Class A	ORMIX
Class B	ORMBX
Class C	ORMCX
Class Y	ORMYX

Rochester Minnesota Municipal Fund
Class A	OPAMX
Class B	OPBMX
Class C	OPCMX
Class Y	OPYMX

Rochester North Carolina Municipal Fund
Class A	OPNCX
Class B	OPCBX
Class C	OPCCX
Class Y	OPCYX

Rochester Ohio Municipal Fund
Class A	OROHX
Class B	OROBX
Class C	OROCX
Class Y	OROYX

Rochester Virginia Municipal Fund
Class A	ORVAX
Class B	ORVBX
Class C	ORVCX
Class Y	ORVYX

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Oppenheimer
Rochester State Specific Municipal Funds

To Summary Prospectus

Rochester Arizona Municipal Fund
Rochester Maryland Municipal Fund
Rochester Massachusetts Municipal Fund
Rochester Michigan Municipal Fund
Rochester Minnesota Municipal Fund
Rochester North Carolina Municipal Fund
Rochester Ohio Municipal Fund
Rochester Virginia Municipal Fund

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the principal risks of the Fund are described in the Prospectus. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment adviser, OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its investment objective.

The composition of the Fund's portfolio and the techniques and strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its investment objective. It may use some of the investment techniques and strategies only at some times or it may not use them at all.

The municipal securities that the Fund holds to maturity are redeemable by the security's issuer at their full principal value plus any accrued interest. During the time they are held in the Fund's portfolio, however, the values of those securities may be affected by changes in general interest rates and other factors. The current values of debt securities vary inversely with changes in prevailing interest rates, meaning that after a security is purchased if interest rates increase, the security will normally decline in value and if interest rates decrease, normally its value would increase. Those changes in value generally will not result in realized gains or losses unless the Fund sells a security prior to its maturity. However, if the Fund disposes of a security prior to its maturity, the Fund could realize a capital gain or loss on the sale.

There are variations in the credit quality of municipal securities, both within a particular rating category and between categories. These variations depend on numerous factors. The factors affecting the yields of municipal securities include: general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue (if any).

Unless the Prospectus or SAI states that an investment percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except for borrowing and investments in illiquid securities). That means the Fund does not have to buy or sell securities solely to meet percentage limits if those limits were exceeded because the value of the investment changed in proportion to the size of the Fund.

The Fund's Main Investment Policies

Municipal Securities. The types of municipal securities in which the Fund may invest and the Fund's principal investment strategies are described in the Prospectus under "Principal Investment Strategies" and "About the Fund's Investments". Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from both federal and state individual income tax, which may include securities of issuers located outside of the Fund's state such as U.S. territories, commonwealths and possessions. Securities that generate income subject to alternative minimum tax (AMT) will count towards the Fund's 80% requirement. The Fund selects investments without regard to this type of tax treatment.

Municipal Bonds. Long-term municipal securities which have a maturity of more than one year (when issued) are classified as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" bonds and "revenue" bonds (including "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in investments that pay a lower rate of return, which could reduce the Fund's yield.

General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits on the rate or amount of special assessments that can be levied to meet these obligations.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement ("MSA") (as described in the section titled "Tobacco Related Bonds"). Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

Although the principal security for revenue bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. The Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), includes rules governing tax-exemption for interest paid on certain types of municipal securities known as "private activity bonds" (referred to as "industrial development bonds" under pre-1986 law). The proceeds from private activity bonds are used to finance various non-governmental privately owned and/or operated facilities. Under the Internal Revenue Code, interest on private activity bonds can be excluded from gross income for federal income tax purposes if (i) the financed activities fall into one of seven categories of "qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, "exempt facility bonds" and "501(c)(3) bonds," and (ii) certain tests are met. The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities. The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3) tax-exempt organizations. The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

Under Internal Revenue Code Section 147(a), certain types of private activity bonds that would otherwise be qualified tax-exempt private activity bonds will not be qualified for any period during which the bond is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user. Generally a "substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

Therefore, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements regarding the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities for the entire period during which the securities are outstanding. The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

Tax-exempt interest on certain qualified private activity bonds may nonetheless be treated as a "tax preference" item subject to the alternative minimum tax (the "AMT"). If such qualified private activity bonds are held by the Fund, a proportionate share of the exempt-interest dividends paid by the Fund would constitute an item of tax preference to shareholders that are subject to the AMT.

Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds. The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

Municipal Notes. Municipal securities that have a maturity of less than one year (when the security is issued) are generally known as "municipal notes." Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

Tax-Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

Auction Rate Securities. Auction rate securities are municipal debt instruments with long-term nominal maturities for which the interest rate is reset at specific shorter frequencies (typically every 7-35 days) through a "dutch" auction process. A dutch auction is a competitive bidding process used to determine rates on each auction date. In a dutch auction, a broker-dealer submits bids, on behalf of current and prospective investors, to the auction agent. The winning bid rate is the rate at which the auction "clears," meaning the lowest possible interest rate at which all the securities can be sold at par. This "clearing rate" is paid on the entire issue for the upcoming period and includes current holders of the auction rate securities. Investors who bid a minimum rate above the clearing rate receive no securities, while those whose minimum bid rates were at or below the clearing rate receive the clearing rate for the next period.

While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Auction rate securities may be subject to changes in interest rates, including decreased interest rates. Failed auctions may impair the liquidity of auction rate securities.

Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

Some municipal lease securities may be deemed to be "illiquid" securities. The Manager may determine that certain municipal leases are liquid under guidelines that require the Manager to evaluate, among other factors, the following:

  the frequency (or anticipated frequency) of trades and price quotations for such securities;
  the number, quality and experience of dealers willing to purchase or sell a security and the number of other potential purchasers;
  dealer undertakings to make a market in a security and the identity of such dealers; and
  the nature of the security and the nature of the marketplace trades.

While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

Municipal leases may also be subject to "abatement risk." The leases underlying certain municipal lease obligations may state that lease payments are subject to partial or full abatement. That abatement might occur, for example, if material damage to or destruction of the leased property interferes with the lessee's use of the property. However, in some cases that risk might be reduced by insurance covering the leased property, or by the use of credit enhancements such as letters of credit to back lease payments, or perhaps by the lessee's maintenance of reserve monies for lease payments.

In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units. A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

TOBACCO RELATED BONDS. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the MSA described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest up to 25% (measured at the time of purchase) of its total assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement reached out of court in November 1998 between 46 states and six other U.S. jurisdictions (including Puerto Rico and Guam) and the four largest (now three) U.S. tobacco manufacturers (Philip Morris, RJ Reynolds, Brown & Williamson (merged with RJ Reynolds in 2004), and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed on to the MSA. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

On June 22, 2009, President Obama signed into law the "Family Smoking Prevention and Tobacco Control Act" which extends the authority of the U.S. Food and Drug Administration to encompass the regulation of tobacco products. Among other things, the legislation authorizes the FDA to adopt product standards for tobacco products, restrict advertising of tobacco products, and impose stricter warning labels. FDA regulation of tobacco products could result in greater decreases in tobacco consumption than originally forecasted. On August 31, 2009, a number of tobacco manufacturers filed suit in federal court in Kentucky alleging that certain of the provisions of the FDA Tobacco Act restricting the advertising and marketing of tobacco products are inconsistent with the freedom of speech guarantees of the First Amendment of the United States Constitution. The suit does not challenge Congress' decision to give the FDA regulatory authority over tobacco products or the vast majority of the provisions of the law.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims. An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds"). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) the issuer's general funds. Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers the STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Litigation Challenging the MSA. The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although several such challenges have survived initial appellate review of motions to dismiss or have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states' MSA-related legislation.

The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

Litigation Seeking Monetary Relief from Tobacco Industry Participants. The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as "secondhand smoke." Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

The MSA does not release participating manufacturers from liability in either individual or class action cases. Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

The ultimate outcome of any pending or future lawsuit is uncertain. Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA. In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact (and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

Credit Ratings of Municipal Securities. Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), and Fitch, Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

"Investment-grade" securities are those rated within the four highest rating categories of Standard & Poor's, Moody's, Fitch or another nationally recognized statistical rating organization (or, in the case of unrated securities, determined by the Fund's investment adviser to be comparable to securities rated investment-grade). While securities rated within the fourth highest category by Standard & Poor's (meaning BBB+, BBB or BBB-) or by Moody's (meaning Baa1, Baa2 or Baa3) are considered "investment-grade," they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Manager uses the highest rating assigned.

Below-investment-grade securities (also referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.

After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced. Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's, S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use similar ratings as standards for investments in accordance with the Fund's investment policies.

The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. Government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in an Appendix to this SAI.

     Unrated Securities . Because the Fund purchases securities that are not rated by any nationally recognized statistical rating organization, the Manager may internally assign ratings to those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. Unrated securities are considered "investment-grade" or "below-investment-grade" if judged by the Manager to be comparable to rated investment-grade or below-investment-grade securities. There can be no assurance, nor is it intended, that the Manager's credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Manager's rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market, which means that the Fund might have difficulty selling them promptly at an acceptable price. In evaluating the credit quality of a particular security, whether rated or unrated, the Manager will normally take into consideration a number of factors including, but not limited to, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer's sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer's management, and regulatory factors affecting theissuer or the particular facility.

Special Risks of Below-Investment-Grade Securities. The Fund may invest in municipal securities rated below-investment-grade up to the limits described in the Prospectus. Lower-grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.

While securities rated "Baa" by Moody's, "BBB" by S&P, or the similar category by the Manager if an unrated security, are investment-grade, they may be subject to special risks and have some speculative characteristics.

U.S. Territories, Commonwealths and Possessions. The Fund also invests in municipal securities issued by certain territories, commonwealths and possessions of the United States that pay interest that is exempt (in the opinion of the issuer's legal counsel when the security is issued) from federal and state income tax. Therefore, the Fund's investments could be affected by the fiscal stability of, for example, Puerto Rico, the Virgin Islands, Guam, or the Northern Mariana Islands. Additionally, the Fund's investments could be affected by economic, legislative, regulatory or political developments affecting issuers in those territories, commonwealths or possessions. A discussion of the special considerations relating to the Fund's municipal obligations and other factors or economic conditions in those territories, commonwealths or possessions is provided in an Appendix to this SAI.

Inverse Floaters . The Fund may invest in inverse floaters to seek greater income and total return. Inverse floaters, under ordinary circumstances, offer higher yields and thus provide higher income than fixed-rate municipal bonds of comparable maturity and credit quality. Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax-exempt interest rates. As long as the municipal yield curve remains positively sloped (meaning short-term interest rates are lower than long-term interest rates), owners of inverse floaters will have the opportunity to earn interest at above market rates. If the yield curve flattens or becomes negatively sloped, the yield advantage offered by an inverse floater will diminish (or disappear).

An inverse floater is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as the "inverse floater") to the Fund. The proceeds of the sale of the bond by the Fund remaining after it buys the inverse floater can be used for any purpose. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust (typically an affiliate of the sponsor) is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

The Fund may also purchase an inverse floater created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floater. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floater.

Typically, the terms of an inverse floater grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floater and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floater or (ii) a principal amount of the inverse floater held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floaters involve certain risks. As short-term interest rates rise, inverse floaters produce less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, inverse floaters produce more current income. Thus, if short-term interest rates rise after the issuance of the inverse floater, any yield advantage is reduced or eliminated. All inverse floaters entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities and the value of, and income earned on, an inverse floater that has a higher degree of leverage (represented by a larger outstanding principal amount of related short-term floating rate securities relative to the par value of the underlying municipal bond) will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than an inverse floater with a lower degree of leverage. Changes in the value of an inverse floater will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate security increases the sensitivity of an inverse floater to changes in interest rates and to the market value of the underlying municipal bond. An inverse floater can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floater, with the holder of the inverse floater (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that holders of the short-term floating rates securities receive the purchase price for their securities in connection with such termination of the Trust, in which instance the Fund may have an obligation to reimburse the liquidity provider, as described below). The sale of the underlying bond following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floater, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floaters, if it deems it appropriate to do so.

When the Fund creates an inverse floater in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floater on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. As mentioned above, the Fund may also purchase an inverse floater created as part of a tender option bond transaction when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floater related to such transaction on its Statement of Investments and interest on the security is recorded as investment income on the Fund's Statement of Operations.

Borrowing and Leverage. The Fund can borrow from banks, as permitted by the Investment Company Act. It can use those borrowings for investment-related purposes such as purchasing securities believed to be desirable by the Manager. The Fund also can borrow from banks and other lenders to meet redemption obligations or for temporary and emergency purposes. When the Fund borrows money, it is using a speculative investment technique known as "leverage," and changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Under the Fund's investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption from that Act that applies to the Fund. Currently, under the Investment Company Act, a mutual fund may borrow only from banks (other than for emergency purposes) and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowings, meaning that the value of those assets must be at least equal to 300% of the amount borrowed. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce the amount of its borrowings within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time and for a disadvantageous price.

The Fund may also borrow up to 5% of its total assets for temporary or emergency purposes from any lender. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

The Fund will pay interest and may pay other fees in connection with loans. Interest expense and the amount of any other fees incurred by the Fund in connection with loans will raise the overall expenses of the Fund and may reduce its returns. If the Fund does borrow, its expenses will usually be greater than comparable funds that do not borrow. The interest and fees paid on a loan might be more or less than the yield on any securities purchased with the loan proceeds. If those costs are more than the yield on the securities purchased, the Fund's return will be reduced. Additionally, on the maturity date for any loan, the Fund must have sufficient cash available to pay back the lender the amount borrowed.

Loans are typically secured by assets of the Fund, meaning that the Fund will grant the lender a security interest in some or all of its assets to secure its performance under the related loan. If the Fund were to default in the payment of interest or other fees in connection with a secured loan or fail to repay the principal amount of that loan on maturity or fail to satisfy other obligations it may owe to the lender in connection with that loan, the lender would have certain rights to foreclose on, take, and liquidate those assets of the Fund in which the lender was granted a security interest in order to satisfy any outstanding amounts the Fund owed in connection with the loan.

The Fund participates in a secured line of credit (the "Line of Credit") with certain commercial paper conduits, as lenders, Citibank, N.A. as a secondary lender and administrator, and other banks, each as lenders from time to time. The Line of Credit enables the Fund to participate with certain other Oppenheimer funds, as borrowers, in a committed, secured borrowing facility that permits borrowings by the participants of up to a maximum aggregate amount, as negotiated from time to time. Borrowings by the Fund under the Line of Credit can be used to purchase securities for investment or for other purposes. The Fund's Board determined that the Fund's participation in the Line of Credit is consistent with the Fund's investment objective and policies and is in the best interests of the Fund and its shareholders.

Under the Line of Credit, in the event that the commercial paper conduit lenders are unable or unwilling to make loans, Citibank, N.A. and the other bank lenders, if any, would then be required to make those loans. Under the Line of Credit, interest is charged to the Fund, based on its borrowings, at current commercial rates. Additionally, the Fund will pay its pro rata portion of a loan commitment fee for the Line of Credit, and pays additional fees annually to the lenders on its outstanding borrowings for management and administration of the facility. The Fund can prepay loans and terminate its participation in the Line of Credit at any time upon prior notice to Citibank, N.A. As a borrower under the Line of Credit, the Fund has certain rights and remedies under state and federal law comparable to those it would have with respect to a loan from a bank.

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements.  A reverse repurchase agreement is the sale of a debt obligation to a party for a specified price, with the simultaneous agreement to repurchase it from that party on a future date at a higher price. These transactions involve the risk that the market value of the securities sold under a reverse repurchase agreement could decline below the price that the Fund is required to repurchase them. The Fund will identify liquid assets on its books to cover its obligations under reverse repurchase agreements until payment is made to the other party.

Illiquid Securities. Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued. Under the Fund's procedures for determining liquidity, the Manager determines the liquidity of portfolio investments. The Manager takes into account the trading activity and potential purchasers for the securities, among other factors. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.Liquidity may dry up at anytime and there can be no assurance that the Manager's liquidity determinations will be correct or that a diminution of liquidity will not occur between the time such determination is made and an event impelling the Fund to sell a security.

Floating Rate and Variable Rate Obligations. Floating or variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

The interest rate on a floating rate demand note is based on a market rate, such as the percentage of LIBOR, the SIFMA Municipal Swap index or a bank's prime rate and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a specified market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rates on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven days are subject to the Fund's limitations on investments in illiquid securities.

Other Investments and Investment Strategies

The Fund may also use the following types of investments and investment strategies.

Percentage of LIBOR Notes (PLNs). The Fund may invest in Percentage of LIBOR Notes ("PLNs") which are variable rate municipal securities based on the London Interbank Offered Rate ("LIBOR"), a widely used benchmark for short-term interest rates and used by banks for interbank loans with other banks. The PLN typically pays interest based on a percentage of a LIBOR rate for a specified time plus an established yield premium. Due to their variable rate features, PLNs will generally pay higher levels of income in a rising short-term interest rate environment and lower levels of income as short-term interest rates decline. In times of substantial market volatility, however, the PLNs may not perform as anticipated. The value of a PLN also may decline due to other factors, such as changes in credit quality of the underlying bond.

The Fund also may invest in PLNs that are created when a broker-dealer/sponsor deposits a municipal bond into a trust created by the sponsor. The trust issues a percentage of LIBOR floating rate certificate (i.e., the PLN) to the Fund and a residual interest certificate to third parties who receive the remaining interest on the bond after payment of the interest distribution to the PLN holder and other fees.

The Fund's ability to engage in transactions using PLNs may be limited due to market factors.  There is no assurance that a liquid secondary market will exist for any particular PLN or at any particular time, and so the Fund may not be able to close a position in a PLN when it is advantageous to do so.

Defaulted Securities. The Fund may, from time to time, purchase defaulted securities if, the Manager believes that there is a potential for resumption of income payments or realization of income on the sale of the securities or the collateral or other advantageous developments appear likely in the near future. The purchase of defaulted securities is highly speculative and involves a high degree of risk. There is a risk of a substantial or complete loss of the Fund's investment in the event the issuer does not restructure or reorganize to enable it to resume paying interest and principal to holders. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings and it may be difficult to obtain information about the condition of such issuers. Such bankruptcy or receivership proceedings may require participation by the Manager on behalf of the Fund. Defaulted securities may be less actively traded than other securities, making it more difficult to dispose of substantial holdings of such securities at prevailing market prices. Their market prices also are subject to abrupt and erratic movements and above-average price volatility and the spread between the bid and asked prices may be greater than normally expected.

When-Issued and Delayed-Delivery Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction the Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax-exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. Repurchase agreements may be acquired for temporary defensive purposes, to maintain liquidity to meet anticipated share redemptions, pending the investment of the proceeds from sales of shares, or pending the settlement of portfolio securities transactions. In a repurchase transaction, the purchaser buys a security from, and simultaneously resells it to, an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. Institutions must meet credit requirements set by the Manager from time to time.

The majority of repurchase transactions run from day to day and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments. There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.

Repurchase agreements are considered "loans" under the Investment Company Act and are collateralized by the underlying security. Repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the institution fails to pay the repurchase price on the delivery date, there may be costs incurred in disposing of the collateral and losses if there is a delay in the ability to do so. The Manager will monitor the institution's creditworthiness to confirm that it is financially sound and will continuously monitor the collateral's value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Loans of Portfolio Securities. Securities lending pursuant to a Securities Lending Agency Agreement (the "Securities Lending Agreement") with Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending ("Goldman Sachs"), may be used to attempt to increase income. Loans of portfolio securities must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of any loans must also meet applicable tests under the Internal Revenue Code.

There are certain risks in connection with securities lending, including possible delays in receiving additional collateral to secure a loan, or a delay or expenses in recovery of the loaned securities. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements (which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Manager, in its capacity as the Fund's collateral administrator, may invest that cash in certain high quality, short-term investments, including in money market funds advised by the Manager. The Fund will be subject to its proportional share of the expenses of such money market funds, including the advisory fee payable to the Manager or its affiliate as adviser to such funds. The Manager may charge a collateral administration fee of 0.08% on the value of cash collateral invested in other securities. All of the Fund's collateral investments must comply with its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Manager determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

The Fund limits loans of portfolio securities to not more than 25% of its net assets.

Liquidity Facility. The Fund can participate in a program offered by ReFlow, LLC ("ReFlow") which provides additional liquidity to help the Fund meet shareholder redemptions without having to liquidate portfolio securities or borrow money, each of which imposes certain costs on the Fund. ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing the Fund's costs and cash flow disruptions (compared to selling portfolio securities or other liquidity facilities such as a line of credit) and allowing the Fund to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase Fund shares, at the Fund's closing net asset value, equal to the amount of the Fund's net redemptions on any given day. On subsequent days when the Fund experiences net subscriptions, ReFlow redeems its holdings at the Fund's net asset value on that day. When the Fund participates in the ReFlow program, it pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that ReFlow will have sufficient funds available to meet the Fund's liquidity needs on a particular day and ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund.

Other Derivative Investments. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Funds if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Funds to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund may:

  sell interest rate futures or municipal bond index futures, buy puts on such futures or securities, or
  write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:

  buy interest rate futures or municipal bond index futures, or buy calls on such futures or on securities.

The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures"), and municipal bond indices (these are referred to as "municipal bond index futures").

An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future). The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

Put and Call Options.  Put options (sometimes referred to as "puts") give the holder the right to sell an asset for an agreed-upon price. Call options (sometimes referred to as "calls") give the holder the right to buy an asset at an agreed-upon price.

Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:

  After the Fund writes a call, not more than 20% of the Fund's total assets may be subject to calls.
  Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
  The Fund may write calls on futures contracts whether or not it owns them.

When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.

To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Funds they are taxable as ordinary income.

Writing Uncovered Call Options on Futures Contracts. The Funds may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

Purchasing Puts and Calls. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not exercised nor sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

The Fund may buy only those puts that relate to securities that it owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

Risks of Derivatives and Hedging Instruments . The use of derivatives and hedging instruments requires special skills and knowledge of investment techniques that are different than those required for normal portfolio management. These risks include the following:

Selection Risk.  If the Manager uses an option at the wrong time or judges market conditions incorrectly, or if the prices of its options positions are not correlated with its other investments, a hedging strategy may reduce returns or cause losses. If a covered call option is sold on an investment that increases in value, if the call is exercised, no gain will be realized on the increase in the investment's value above the call price. A put option on a security that does not decline in value will cost the amount of the purchase price and without providing any benefit if it cannot be resold.

Liquidity Risk. Losses might also be realized if a position could not be closed out because of illiquidity in the market for an option. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

Leverage Risk. Premiums paid for options are small compared to the market value of the underlying investments. Consequently, options may involve large amounts of leverage, which could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

Correlation Risk. If the Fund sells futures or purchases puts on broadly-based indices or futures to attempt to protect against declines in the value of its portfolio securities, it may be subject to the risk that the prices of the futures or the applicable index will not correlate with the prices of those portfolio securities. For example, the market or the index might rise but the value of the hedged portfolio securities might decline. In that case, the Fund would lose money on the hedging instruments and also experience a decline in the value of the portfolio securities. Over time, however, the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which related hedging instruments are based.

The risk of imperfect correlation increases as the composition of the portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use a greater dollar amount of hedging instruments than the dollar amount of portfolio securities being hedged, particularly if the historical price volatility of the portfolio securities being hedged is more than the historical volatility of the applicable index.

Transaction Costs. Option activities might also affect portfolio turnover rates and brokerage commissions. The portfolio turnover rate might increase if the Fund is required to sell portfolio securities that are subject to call options it has sold or if it exercises put options it has bought. Although the decision to exercise a put it holds is within the Fund's control, holding a put might create an additional reason to purchase a security. There may also be a brokerage commission on each purchase or sale of a put or call option. Those commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. A brokerage commission may also be paid for each purchase or sale of an underlying investment in connection with the exercise of a put or call.

Interest Rate Swaps. In an interest rate swap, the Fund and another party exchange their rights to receive interest payments on a security or payments based on a reference rate. For example, they might swap the right to receive floating rate payments based on a reference rate such as "LIBOR" for the right to receive fixed rate payments.

Interest rate swaps entail both interest rate risk and credit risk. There is a risk that based on movements of interest rates, the payments made by the Fund under a swap agreement will be greater than the payments it receives. Credit risk is the risk that the counterparty might default. If the counterparty defaults, the Fund may lose the net amount of contractual interest payments that it has not yet received.

The Fund may not enter into interest rate swaps with respect to more than 25% of its total assets.

Asset Coverage for Certain Investments and Trading Practices. Typically, the Fund's investments in fixed-income securities do not involve any future financial obligations. However, the Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of certain investments and trading practices. This guidance may require earmarking or segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions, or by other means consistent with applicable regulatory policies. In some cases, SEC guidance permits the Fund to cover its obligation by entering into an offsetting transaction.

The Fund must cover open positions on certain derivative instruments (e.g., futures contracts) that are not required to "cash settle" by earmarking or otherwise segregating liquid assets in an amount equal to the market value or full notional amount of the derivative instrument(s). However, for derivative instrument(s) that are required to cash-settle, the Fund is permitted to earmark or otherwise segregate liquid assets in an amount equal to the Fund's daily marked to market (or net) obligation, if any, rather than the market value or full notional amount. By setting aside or "earmarking" assets equal to only its net obligation under cash-settled derivative instruments, the Fund will have the ability to utilize these instruments to a greater extent than if the Fund were required to segregate or "earmark" assets equal to the full market or notional amount value of the instrument. If the market value of the underlying obligation changes, the Fund's segregation requirements will change accordingly, which could, in certain circumstances, cause a significant increase in segregation obligations, thereby requiring the Fund to sell the derivative instrument or other securities.

The Fund's approach to asset coverage may vary among different types of swaps. With respect to most swap agreements (but excluding, for example, credit default swaps), the Fund calculates the obligations of the parties to the agreement on a "net basis" (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Consequently the Fund 's current obligations (or rights) under these swap agreements will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligation, if any, under a swap agreement will generally be covered by earmarking or otherwise segregating cash or liquid securities having an aggregate net asset value at least equal to the accrued unpaid net amounts owed. To the extent that the obligations of the parties under these swaps are not calculated on a net basis, the amount earmarked or otherwise segregated will be the full amount of the Fund's obligations, if any. As the relative values of the underlying obligations change, e.g., a spike in interest rates that affects an interest rate swap, he net amount for which the Fund segregates assets may increase significantly, requiring the Fund to close out the swap or to sell the assets at a loss. Alternatively, the Fund could cover its obligation by other means consistent with applicable regulatory policies.  Earmarking or otherwise segregating a large percentage of the Fund's assets could impede the Manager's ability to manage the Fund's portfolio.Asset Coverage for Certain Investments and Trading Practices. Typically, the Fund's investments in fixed-income securities do not involve any future financial obligations. However, the Fund may make investments or employ trading practices that obligate the Fund, on a fixed or contingent basis, to deliver an asset or make a cash payment to another party in the future. The Fund will comply with guidance from the U.S. Securities and Exchange Commission (the "SEC") and other applicable regulatory bodies with respect to coverage of certain such investments and trading practices. This guidance may require earmarking or segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund's obligations with respect to these strategies are not otherwise "covered" through ownership of the underlying security or financial instrument or by other portfolio positions, or by other means consistent with applicable regulatory policies. In some cases, SEC guidance permits the Fund to cover its obligation by entering into an offsetting transaction.

The Fund must cover open positions on certain derivative instruments (e.g., futures contracts) that are not required to "cash settle" by earmarking or otherwise segregating liquid assets with a value equal to the market value of the underlying securities, commodities or financial instruments or the full notional amount of the derivative instruments. However, for a derivative instrument that is required to cash settle, the Fund is permitted to earmark or otherwise segregate liquid assets with a value equal to the Fund's daily marked to market (or net) obligation, if any, rather than the market value of the underlying security, commodity or financial instrument or the full notional amount of the instrument. By setting aside or "earmarking" assets with a value equal to only its net obligations under cash settled derivative instruments, the Fund will have the ability to utilize these instruments to a greater extent than if the Fund were required to segregate or "earmark" liquid assets with a value equal to the full market value of the underlying securities, commodities or financial instruments or the notional amounts of the instruments.

The Fund's approach to asset coverage may vary among different types of swaps. With respect to most swap agreements (but excluding, for example, credit default swaps), the Fund calculates the obligations of the parties to the agreement on a "net basis" (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Consequently the Fund 's current obligations (or rights) under these swap agreements will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligation, if any, under a swap agreement will generally be covered by earmarking or otherwise segregating liquid assets having a value equal to the accrued and unpaid net amounts owed. To the extent that the obligations of the parties under these swaps are not calculated on a net basis, the amount earmarked or otherwise segregated will be the full amount of the Fund's obligations, if any. Alternatively, the Fund could cover its obligation by other means consistent with applicable regulatory policies.

Regardless of whether the Fund is required with respect to a particular derivative instrument to earmark or otherwise segregate the full market value of the underlying security, commodity or financial instrument or only the Fund's net obligation, a significant adverse change in the market value of that underlying security, commodity or financial instrument could cause a significant increase in the value of liquid assets that the Fund must segregate or earmark, which in some circumstances might require the Fund to terminate the derivative at an undesirable time. Earmarking or otherwise segregating a large percentage of the Fund's assets could impede the Manager's ability to manage the Fund's portfolio.

Regulatory Aspects of Derivatives and Hedging Instruments. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon by claiming an exclusion from regulation as a commodity pool operator under the Commodity Exchange Act.

Options transactions are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were purchased, sold or held through one or more different exchanges or are held in one or more accounts or through one or more brokers. Thus, the number of options that can be sold by an investment company advised by the Manager may be affected by options written or held by other investment companies advised by the Manager or affiliated entities. The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Temporary Defensive and Interim Investments. The securities the Fund may invest in for temporary defensive purposes include the following:

  short-term municipal securities;
  obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
  corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
  commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
  certificates of deposit of domestic banks with assets of $1 billion or more.

The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of the temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, the Fund might not achieve its objective.

Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes.

At times, in connection with the restructuring of a municipal bond issuer either outside of bankruptcy court in a negotiated workout or in the context of bankruptcy proceedings, the Fund may determine or be required to accept equity or taxable debt securities, or the underlying collateral (which may include real estate) from the issuer in exchange for all or a portion of the Fund's holdings in the municipal security. Although the Manager will attempt to sell those assets as soon as reasonably practicable in most cases, depending upon, among other things, the Manager's valuation of the potential value of such assets in relation to the price that could be obtained by the Fund at any given time upon sale thereof, the Fund may determine to hold such securities or assets in its portfolio for limited period of time in order to liquidate the assets in a manner that maximizes their value to the Fund.

Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

The Fund ordinarily does not trade securities to achieve short-term capital gains, because such gains would not be tax-exempt income. To a limited degree, the Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or it needs to generate cash to satisfy requests to redeem Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

Investment Restrictions

Fundamental Policies. The Fund has adopted policies and restrictions to govern its investments. Under the Investment Company Act, fundamental policies are those policies that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities, which is defined as the vote of the holders of the lesser of:

  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy; or
  more than 50% of the outstanding shares.

The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

Other Fundamental Investment Restrictions. The following investment restrictions are fundamental policies of the Fund.

  The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund cannot invest more than 25% of its total assets in any one industry but can invest more than 25% of its total assets in a group of industries. That limit does not apply to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to the Fund's respective State's municipal securities.
  The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
  The Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.
  The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Currently, under the Investment Company Act, and the Fund's exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act, a fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets.

Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. That means the Fund is not required to sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Percentage limits on borrowing and investments in illiquid securities apply on an ongoing basis.

Investment in Debt Securities Secured by Real Estate. The Investment Company Act requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. The Fund does not have any restrictions on investments in real estate and/or commodities other than the information set forth in the investment restrictions above. Although the Fund is not expected to invest in real estate, to the extent consistent with its investment objective and its policies, the Fund would be permitted to invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate. It is possible that the Fund could, as a result of an investment in debt securities of an issuer, come to hold an interest in real estate if the issuer defaulted on its debt obligations.

Non-Diversification of the Fund's Investments. Each Fund, except Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund, is "non-diversified" as defined in the Investment Company Act. Funds that are diversified are subject to limitations on the amount of their assets that can be invested in the securities of any one "issuer." Therefore, a Fund that is non-diversified can invest more of its assets in the securities of a single issuer than a fund that is diversified.

Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions. First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

     Diversification of the Minnesota and Ohio Funds. Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund intend to be "diversified" as defined in the Investment Company Act and thereby subject to the limitations imposed on the acquisition of more than a certain percentage of their total assets in any one issuer.

Applying the Restriction Against Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by private activity bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds. As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.

Other types of municipal securities that are not considered a part of any "industry" under the Fund's industry concentration policy include: general obligation, government appropriation, municipal leases, special assessment and special tax bonds. Although these types of municipal securities may be related to certain industries, because they are issued by governments or their political subdivisions rather than non-governmental users, these types of municipal securities are not considered a part of an industry for purposes of the Fund's industry concentration policy.

Therefore, the Fund may invest more than 25% of its total assets in these types of municipal securities, which may finance similar types of projects or from which the interest is paid from revenues of similar types of projects. "Similar types of projects" are projects that are related in such a way that economic, business or political developments tend to have the same impact on each similar project. For example, a change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining economic need for the project, would likely affect all similar projects, thereby increasing market risk. Thus, market changes that affect a security issued in connection with one project also would affect securities issued in connection with similar types of projects.

For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental polices.

Non-Fundamental Restrictions. The Fund has the following additional operating policies that are not "fundamental" and can be changed by the Board without shareholder approval.

  The Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules and regulations may be amended or interpreted from time to time.

Disclosure of Portfolio Holdings

While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that a portfolio manager is trading on the Fund's behalf.

The Fund, the Manager, the Distributor and the Transfer Agent have therefore adopted policies and procedures regarding the dissemination of information about the Fund's portfolio holdings by employees, officers and directors or trustees of the Fund, the Manager, the Distributor and the Transfer Agent. These policies are designed to assure that non-public information about the Fund's portfolio securities holdings is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of the portfolio holdings disclosure policies and procedures adopted by the Fund.

Portfolio Holdings Disclosure Policies. The Fund, the Manager, the Distributor and the Transfer Agent and their affiliates and subsidiaries, employees, officers, and directors or trustees, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes. Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. After they are publicly disclosed, the Fund's portfolio holdings may be released in accordance with the Fund's, the Manager's, the Distributor's and the Transfer Agent's policies and procedures regarding dissemination of information about the Fund's portfolio holdings.

  Public Disclosure.The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in its annual and semi-annual reports to shareholders and in its Schedule of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the Fund's portfolio holdings information, as of the end of each calendar month, may be posted and available on the Fund's website (at www.oppenheimerfunds.com) no sooner than 30 days after the end of each calendar month. The top 20 month-end securities holdings, listed by security or by issuer, may be posted on the OppenheimerFunds website with a 15-day delay. The Fund may delay posting its holdings, post a smaller list of holdings (e.g., the top 10 or top 15 portfolio holdings), or may not post any holdings, if the Manager believes that would be in the best interests of the Fund and its shareholders. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be publicly disclosed 15 days after the end of each calendar month.

The Fund's portfolio holdings information (which may include information on the Fund's entire portfolio of individual securities therein) positions may be released to the following categories of individuals or entities on an ongoing basis, provided that such individual or entity either (1) has signed an agreement to keep such information confidential and will not use such information in any way that is detrimental to the Manager, its affiliates and the Fund or (2) as a member of the Fund's Board, or as an employee, officer or director of the Manager, the Distributor, or the Transfer Agent, or of their legal counsel, is subject to fiduciary obligations (a) not to disclose such information except in compliance with the Fund's policies and procedures and (b) not to trade for his or her personal account on the basis of such information.

  Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entities);
  The Fund's independent registered public accounting firm;
  Members of the Fund's Board and the Board's legal counsel;
  The Fund's custodian bank;
  A proxy voting service designated by the Fund and its Board;
  Rating/ranking organizations (such as Lipper, Inc. and Morningstar, Inc.);
  Portfolio pricing services retained by the Manager to provide portfolio security prices;
  Insurance companies that have separate accounts invested in Oppenheimer Variable Account Funds or Panorama Series Fund, Inc. (to prepare their financial statements and analysis);
  Brokers and dealers for purposes of providing portfolio analytic services;

  Brokers and dealers in connection with portfolio transactions (purchases and sales); and

  Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services).

Month-end lists of the Fund's complete portfolio holdings may be disclosed for legitimate business reasons, no sooner than 5 days after the relevant month end, pursuant to special requests and under limited circumstances discussed below, provided that:

  The third-party recipient must first submit a request for release of Fund portfolio holdings, explaining the business reason for the request;

  Senior officers in the Manager's Investment Operations and Legal departments must approve the completed request for release of Fund portfolio holdings; and

  Before receiving the data, the third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement, agreeing to keep confidential the information that is not publicly available regarding the Fund's holdings and agreeing not to use such information in any way that is detrimental to the Manager, its affiliates and the Fund.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

  Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant;
  Response to regulatory requests for information (from the SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes);
  To potential sub-advisers of portfolios (pursuant to confidentiality agreements);
  To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements);
  Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager, Distributor, and Transfer Agent shall oversee the compliance by the Manager, Distributor, Transfer Agent, and their personnel with applicable policies and procedures. At least annually the CCO reports to the Fund's Board any material violation of these policies and procedures during the previous period and makes recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

13D Research	FTN Financial	Petercam Group
1st Discount Brokerage	Furey Research Partners	Pipeline Trading Systems LLC
ABG Sundal Collier	Gabelli & Co.	Piper Jaffray Corp.
Access342	GARP Research & Securities Co.	Pivotal Research
ACP Securities	Gary Shillings	Portales Partners
Altus Investment Management	Gleacher & Company	R. Seelaus & Co. Inc.
Amba Research	Investment Company Institute	R.V. Kuhns & Associates, Inc.
Arbor Research & Trading	Global Hunter Securities	Ramirez & Co. Inc.
Avondale Partners	Goldman, Sachs & Co.	RBC Capital Markets
B. Riley & Co.	Greenstreet Advisers	Red Capital Markets
Baird & Co., Inc.	Griffin Securities	Redburn Partners
Banco Itau	Guggenheim Capital Markets	Renaissance Macro Research
Bank of America Securities LLC	Hapoalim Securities Bank USA	Rice Financial Products Co.
Barclays Capital	Hedgeye Risk Management	Risk Metrics Group
BarraOne	Height Analytics	Robert W. Baird & Co.
Barrington Research Associates	Herbert J. Sims & Co, Inc.	Rocaton Investment Advisors, LLC
BB&T Capital Markets	Hewitt Financial Services LLC	Rochdale Securities Corp.
Belle Haven Investments, Inc.	Howard Weil Inc.	Rodman & Renshaw, Inc.
Belton Enclave	HSBC Securities	Rogerscasey, LLC
Bergen Capital	India Infoline	Roosevelt & Cross
Blackrock, Inc.	Investec	Royal Bank of Scotland
Bloomberg L.P.	Inves1	Russell/Mellon Analytical Solutions
Blue Fin Research Group	ISI Group, Inc.	Samsung Securities Inc.
BMO Capital Markets	ITG - Majestic Research	Samuel A. Ramirez & Co. Inc.
Branch Bank & Trust Capital Markets	Janco Partners	Sander Morris Harris
Brean, Murray, Carret & Co.	Janney Montgomery Scott LLC	Sandler O'Neill
Brown Brothers Harriman & Co.	Jefferies & Company	Sanford C. Bernstein & Co.
BTG, plc.	Jennifer Black & Associates	Scotia Capital Markets
Buckingham Research	JMP Securities	Seattle Northwest Securities
CA Cheuvreux	Johnson Rice & Co.	Sector & Sovereign LLC
Cabrera Capital Markets	JNK Securities Corp.	Securevest Financial
Callan Associates, Inc.	JP Morgan Chase Securities	SG Cowen
Calyon Securities Inc.	Kaufman Brothers	Sidoti & Co. LLC
Cambridge	Keefe, Bruyette & Woods, Inc.	Siebert Brandford Shank & Co.
Canaccord Adams, Inc.	KeyBanc Capital Markets	Signal Hill Capital
Canaccord Genuity	Lazard Capital Markets	Simmons & Company
Capital One Southcoast	LCG Associates, Inc.	Societe Generale Group
Capstone LLC	Lebenthal & Co. LLC	Soleil Securities Corp.
Caris & Co.	Leerink Swann	Southwest Securties (SWS) Group, Inc.
Charter Equity Research	Liberium Capital	Standard Chartered Bank
China International Capital Corporation Limited	Lipper Inc.	State Street Bank & Trust Company
Cirrus Research	Longbow Research	Stephens, Inc.
Citigroup Global Markets	Loop Capital Markets	Sterne Agee & Leach Group
CL King & Associates	Louise Yamada Technical Research	Stifel Nicolaus & Co.
Cleveland Research Company	M&T Securities	Stone & Youngberg
CLSA Credit Agricole Securities	Macquarie Securities Inc.	Strategas Research
Collins Stewart Securities Inc.	Madison Williams and Company LLC	SunGuard Capital Corp.
Consumer Edge	Main First Bank AG	SunTrust Robinson Humphrey
Cornerstone Analytics	Maxim Group LLC	Susquehanna Financial Group
Cowen and Company, LLC	Mediobanca Securities USA LLC	SWS Group, Inc.
Craig-Hallum Capital Group	Medley Global Advisors	TD Asset Management Inc.
Credit Suisse Corp.	Merlin Securities	Telsey Advisory Group
Credit Suisse Securities LLC	Merrill Lynch & Company, Inc.	The Juda Group
Crews & Associates	Merriman, Curhan & Ford	The Lynde and Harry Bradley Foundation, Inc.
Cross Current Research	Merrion Stockbrokers Ltd.	The Yieldbook Inc.
CRT Capital Group	Mesirow Financial	Think Equity Partners
D.A. Davidson & Company	MF Global Securities, Ltd.	Thomas Weisel
Dahlman Rose & Co.	Mirae Asset Financial Group	Thomson Reuters
Daiwa Securities	Mitsubishi UFJ Securities Inc.	Ticonderoga Securities
Davenport & Co.	Mizuho Securities USA, Inc.	Towers Watson
DeMarche Associates, Inc.	MKM Partners	Troika Dialog
Desert Mountain Properties LP	Monness, Crespi, Hardt & Co.	Tudor, Pickering & Co. Securities, Inc.
Detwiler Fenton & Co.	Morgan Joseph TriArtisan LLC	UBS AG
Deutsche Bank Securities Inc.	Morgan Keegan & Company	US Bancorp
Discern Investment Analytics Inc.	Morgan Stanley Smith Barney LLC	Vermilion Capital
Dougherty & Co.	Morningstar, Inc.	Vertical Research Partners
Dowling & Partners Securities, LLC	Motilal Oswal Securities Ltd.	Vestmark, Inc.
Drexel Hamilton	MR Beal & Co.	Vining & Sparks
du Pasquier & Co.	M & T Securities	Vontobel Securities Ltd.
EFG Hermes	Multi-Bank Securities	Wachovia Securities Inc.
Emmet & Co., Inc.	Murphy & Durieu	Washington Analysis
Empirical Research Partners	Natexis Bleichroeder	Wedbush Morgan Securities
Encima Global	National Bank Financial	Wedge Securities LLC
Equity Research Associates	Ned Davis Research Group	Weeden Leuthold
Evaluation Associates LLC	Needham & Co., Inc.	Wells Fargo Securities
Evercore Partners Inc.	Noble Financial	WH Mell & Associates
FactSet Research Systems Inc.	Northcoast Research	William Blair & Co.
Feltl and Company	NY State Nurses Pension Fund	Wilshire Associates Inc.
Fidelity Brokerage Services	Nomura Securities International	WJB Capital
Fidelity Strategic Advisers	Oddo Securities Corporation	Wolfe Trahan Research
Fig Partners	Oppenheimer & Co. Inc.	Wunderlich Securities
First Analysis Securities Corp	Oscar Gruss & Sons	Zelman & Associates
FMS Bonds, Inc.	OTA-Off the Record Research	Ziegler Capital Markets Group
Fox-Pitt Kelton Inc.	OTR Global
Friedman, Billings, Ramsey & Co., Inc.	Pacific Crest Securities

How the Fund is Managed

Organization and History. Each Fund, except Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund, is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. Oppenheimer Rochester Minnesota Municipal Fund and Oppenheimer Rochester Ohio Municipal Fund are open-end, diversified management investment companies each with an unlimited number of authorized shares of beneficial interest. Each Fund was organized as a Massachusetts business trust in March 2006.

Classes of Shares. The Fund's Board of Trustees (the "Board") is authorized, without shareholder approval, to:

  create new series and classes of shares;
  reclassify unissued shares into additional series and classes; and
  divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.

The Fund currently has four classes of shares: Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may purchase Class Y shares. Each class of shares:

  has its own dividends and distributions;
  pays certain expenses which may be different for the different classes;
  will generally have a different net asset value;
  will generally have separate voting rights on matters in which interests of one class are different from interests of another class; and
  votes as a class on matters that affect that class alone.

Each share of each class:

  represents an interest in the Fund proportionately equal to the interest of each other share of the same class;
  is freely transferable;
  has one vote at shareholder meetings, with fractional shares voting proportionally;
  may be voted in person or by proxy at shareholder meetings; and
  does not have cumulative voting rights, preemptive rights or subscription rights.

Class B Share Availability.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

Class Y Share Availability.

Class Y shares are offered to fee-based clients of dealers that have a special agreement with the Distributor to offer these shares, and to certain institutional investors who have a special agreement with the Distributor. Class Y shares are also offered to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

Voluntary Conversion to Class Y Shares. For shareholders who currently hold other classes of Fund shares, but are authorized to purchase Class Y shares, those shareholders can convert their eligible existing shares to Class Y shares of the Fund either through their dealer who has a special agreement with the Distributor or by submitting written instructions to the Transfer Agent. Shares that are subject to a contingent deferred sales charge ("CDSC") are not eligible to convert to Class Y shares until the applicable CDSC period has expired. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), this voluntary conversion to Class Y shares is not treated as a taxable event. If those laws or the IRS interpretation of those laws should change, this voluntary conversion feature may be suspended.

Shareholder Meetings.  As a Massachusetts business trust, the Fund is not required to hold regular annual meetings of shareholders and does not plan to do so. The Fund may hold shareholder meetings from time to time, however, on important matters or when required to do so by the Investment Company Act, or other applicable law.

Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.

If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder and Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that, upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Although Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

Board of Trustees and Oversight Committees

The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts and Federal law. The Board is led by Brian F. Wruble, an independent trustee, who is not an "interested person" of the Fund, as that term is defined in the Investment Company Act of 1940. The Board meets periodically throughout the year to oversee the Fund's activities, review its performance, oversee the potential conflicts that could affect the Fund, and review the actions of the Manager. The Board has an Audit Committee, a Regulatory & Oversight Committee and a Governance Committee. Each Committee is comprised solely of Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees"). Mr. Wruble's practice is to attend all meetings of each of the three Committees of the Board where he participates in deliberation but does not have a vote.

During the Fund's fiscal year ended March 31, 2012, the Audit Committee held 5 meetings, the Regulatory & Oversight Committee held 5 meetings and the Governance Committee held 4 meetings.

The members of the Audit Committee are David K. Downes (Chairman), Phillip A. Griffiths, Mary F. Miller, Joseph M. Wikler and Peter I. Wold. The Audit Committee selects an independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent Trustees/Directors; (v) reviewing the independence of the Fund's independent Auditors; and (vi) approving in advance the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager. The Audit Committee also reviews reports concerning the valuation of certain investments.

The members of the Regulatory & Oversight Committee are Matthew P. Fink (Chairman), David K. Downes, Phillip A. Griffiths, Joel W. Motley, Mary Ann Tynan and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, Transfer Agency and Shareholder Service Agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law. The Regulatory & Oversight Committee also reviews reports from the Manager's Risk Management Department and Chief Compliance Officer among other duties as set forth in the Regulatory & Oversight Committee's Charter. These reports, and others concerning investment, operational and other risks to the Funds are shared with, and discussed by, the full Board.

The members of the Governance Committee are Joel W. Motley (Chairman), Matthew P. Fink, Mary F. Miller, Mary Ann Tynan and Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, monitors the Fund's proxy voting, and coordinates with organizations representing the independent directors of mutual funds among other duties set forth in the Governance Committee's Charter.

The Governance Committee's functions also include the nomination of Trustees/Directors, including Independent Trustees/Directors, for election to the Board. The full Board elects new Trustees/Directors except for those instances when a shareholder vote is required.

The Governance Committee will consider nominees recommended by Independent Trustees/Directors or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may consider the advice and recommendation of the Manager and its affiliates in selecting nominees, but need not do so. Upon Board approval, the Governance Committee may retain an executive search firm to assist in screening potential candidates and may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. However, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist, the Governance Committee will include candidates recommended by the Fund's shareholders in its consideration of nominees.

Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the attention of the Board of Trustees/Directors of the applicable Fund, c/o the Secretary of the Fund. Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement, and add to the diversity of, the background, skills, and experience of other Trustees/Directors, and will contribute to the Board's deliberations. There is no difference in the manner in which the Governance Committee evaluates a nominee based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee/Director of the Fund.

Each independent trustee/director has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations. Each Trustee's/Director's outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Fund

Except for Mr. Glavin, each of the Trustees is an Independent Trustee. All of the Trustees are also Trustees of the following Oppenheimer funds (referred to as "New York Board Funds"):

Limited Term New York Municipal Fund	Oppenheimer Real Estate Fund
Oppenheimer AMT-Free Municipals	Oppenheimer Rising Dividends Fund
Oppenheimer AMT-Free New York Municipals	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer California Municipal Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Developing Markets Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Discovery Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Flexible Strategies Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Select Value Fund
Oppenheimer Global Value Fund	Oppenheimer Series Fund, Inc.
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Institutional Money Market Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Diversified Fund	Oppenheimer Transition 2010 Fund
Oppenheimer International Growth Fund	Oppenheimer Transition 2015 Fund
Oppenheimer International Small Company Fund	Oppenheimer Transition 2020 Fund
Oppenheimer International Value Fund	Oppenheimer Transition 2025 Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Transition 2030 Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Transition 2040 Fund
Oppenheimer Master International Value Fund, LLC	Oppenheimer Transition 2050 Fund
Oppenheimer Money Market Fund, Inc.	Oppenheimer U.S. Government Trust
Oppenheimer Multi-State Municipal Trust	Rochester Fund Municipals
Oppenheimer Portfolio Series

Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, Pulire, Stein, Edwards, Gabinet, Glavin, Kennedy, Legg, O'Donnell, Petersen, Vandehey, Wixted, and Mss. Bloomberg, Bullington, Kantesaria, LaFond and Nasta, who are officers of the Fund, hold the same offices with one or more of the other New York Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Fund and other Oppenheimer funds that offer Class Y shares.

As of July 6, 2012, the Trustees/Directors and officers of the Fund, as a group, owned less than 1% of any class of shares of the Fund beneficially or of record.

The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund. In addition, none of the Independent Trustees/Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Independent Trustee has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Brian F. Wruble	Board Chairman; Trustee	Since 2007; 2006
David K. Downes	Trustee	Since 2007
Matthew P. Fink	Trustee	Since 2006
Phillip A. Griffiths	Trustee	Since 2006
Mary F. Miller	Trustee	Since 2006
Joel W. Motley	Trustee	Since 2006
Mary Ann Tynan	Trustee	Since 2008
Joseph M. Wikler	Trustee	Since 2006
Peter I. Wold	Trustee	Since 2006

Independent Trustees
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeship/Directorships Held	Portfolios Overseen in Fund Complex
Brian F. Wruble (68) Chairman of the Board, Trustee

Director of Community Foundation of the Florida Keys (non-profit) (July 1, 2012-June 30, 2013); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager's parent company) (since September 2004); Member of Zurich Financial Investment Management Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-July 2011) and Trustee (August 1991-July 2011) of the Board of Trustees of The Jackson Laboratory (non-profit);  General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56
David K. Downes (72) Trustee

Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56
Matthew P. Fink (71) Trustee

Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider's View published by Oxford University Press (second edition 2010). Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56
Phillip A. Griffiths (73) Trustee

Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56
Mary F. Miller (69) Trustee	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	56
Joel W. Motley (60) Trustee

Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since March 2011); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee and Board of Historic Hudson Valley. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56
Mary Ann Tynan (66) Trustee

Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (since October 2011); Vice Chair of Board of Trustees of Brigham and Women's/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56
Joseph M. Wikler (71) Trustee

Director of C-TASC (bio-statistics services) (2007-2012); Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56
Peter I. Wold (64) Trustee

Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

		56

Mr. Glavin has served as an Interested Trustee of the Fund since December 2009. Mr. Glavin is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Both as a Trustee and as an officer, he serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin's address is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Interested Trustee and Officer
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held	Portfolios Overseen in Fund Complex
William F. Glavin Jr. (53) Trustee, President and Principal Executive Officer

Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) (since June 2009); Executive Vice President (March 2006 - February 2009) and Chief Operating Officer (July 2007 - February 2009) of Massachusetts Mutual Life Insurance Company (OAC's parent company); Director (May 2004 - March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004 - January 2005), President (January 2005 - March 2006) and Chief Executive Officer (June 2005 - March 2006) of Babson Capital Management LLC; Director (March 2005 - March 2006), President (May 2003 - March 2006) and Chief Compliance Officer (July 2005 - March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003 - March 2006) of Babson Investment Company, Inc.; Director (May 2004 - August 2006) of Babson Capital Europe Limited; Director (May 2004 - October 2006) of Babson Capital Guernsey Limited; Director (May 2004 - March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005 - March 2007) of Baring Asset Management Limited; Director (February 2005 - June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003 - November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006 - September 2006) of C.M. Benefit Insurance Company; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of C.M. Life Insurance Company; President (March 2006 - May 2007) of MassMutual Assignment Company; Director (January 2005 - December 2006), Deputy Chairman (March 2005 - December 2006) and President (February 2005 - March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008 - June 2009) and Executive Vice President (June 2007 - July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007 - January 2009) of MML Distributors, LLC.; and Chairman (March 2006 -December 2008) and Chief Executive Officer (May 2007 - December 2008) of MML Investors Services, Inc. Mr. Glavin has served on the Board since December 2009, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.

90

The addresses of the officers in the chart below are as follows: for Messrs. Loughran, Cottier, Willis, Camarella, DeMitry, Pulire, Stein, Gabinet, Glavin and Edwards and Mss. Bloomberg, Kantesaria and Nasta, Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008; for Messrs. Kennedy, Legg, O'Donnell, Petersen, Vandehey, Wixted and Ms. Bullington and LaFond, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

Each of the officers has served the Fund in the following capacities from the following dates:
	Position(s)	Length of Service
Daniel G. Loughran	Vice President	Since 2006
Scott C. Cottier	Vice President	Since 2006
Troy E. Willis	Vice President	Since 2006
Mark R. DeMitry	Vice President	Since 2009
Michael L. Camarella	Vice President	Since 2009
Charles S. Pulire	Vice President	Since 2011
Richard A. Stein	Vice President	Since 2007
William F. Glavin, Jr.	President and Principal Executive Officer	Since 2009
Mark S. Vandehey	Vice President and Chief Compliance Officer	Since 2004
Brian W. Wixted	Treasurer and Principal Financial & Accounting Officer	Since 2004
Christina M. Nasta	Chief Business Officer	Since 2011
Brian S. Petersen	Assistant Treasurer	Since 2004
Stephanie J. Bullington	Assistant Treasurer	Since 2008
James A. Kennedy	Assistant Treasurer	Since 2011
Mathew O'Donnell	Assistant Treasurer	Since 2012
Arthur S. Gabinet	Secretary	Since 2011
Lisa I. Bloomberg	Assistant Secretary	Since 2004
Taylor V. Edwards	Assistant Secretary	Since 2008
Randy G. Legg	Assistant Secretary	Since 2008
Amee Kantesaria	Assistant Secretary	Since 2012
Gloria J. LaFond	Blue Sky Officer	Since 2011

Other Information about the Officers of the Fund
Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Daniel G. Loughran (48) Vice President	Senior Vice President of the Manager (since July 2007); Vice President of the Manager (April 2001-June 2007); Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.	20
Scott S. Cottier (40) Vice President	Vice President and Senior Portfolio Manager of the Manager (since September 2002); Portfolio Manager and trader at Victory Capital Management (1999-2002); Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.	20
Troy E. Willis (39) Vice President	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009); Senior Portfolio Manager with the Manager (since January 2006); Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.	20
Mark R. DeMitry (36) Vice President	Vice President and Senior Portfolio Manager of the Manager (since July 2009); Associate Portfolio Manager (September 2006-June 2009); Research Analyst of the Manager (June 2003-September 2006); Credit Analyst of the Manager (July 2001-May 2003); Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.	20
Michael L. Camarella (36) Vice President	Vice President and Senior Portfolio Manager of the Manager (since January 2011); Assistant Vice President of the Manager (July 2009-December 2010); Associate Portfolio Manager of the Manager (January 2008-January 2011); Research Analyst of the Manager (April 2006 - December 2007); Credit Analyst of the Manager (June 2003 - March 2006). He is a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.	20
Charles S. Pulire (34) Vice President	Assistant Vice President and Associate Portfolio Manager of the Manager (since December 2010); Research Analyst of the Manager (February 2008 - November 2010); Credit Analyst of the Manager (May 2006 - February 2008). He is an Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.	20
Richard A. Stein (54) Vice President	Director of the Rochester Credit Analysis team (since March 2004); Senior Vice President of the Manager (since 2011); Vice President of the Manager (January 1996 - June 2011); and head of Rochester's Credit Analysis team (since 1993).	20

Name, Age, Position(s)	Principal Occupation(s) During the Past 5 Years	Portfolios Overseen in Fund Complex
Mark S. Vandehey (61) Vice President and Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).	90
Christina M. Nasta (39) Vice President and Chief Business Officer	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003).	90
Brian W. Wixted (52) Treasurer and Principal Financial & Accounting Officer

Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of Oppenheimer Acquisition Corporation (March 1999-June 2008).

		90
Brian S. Petersen (41) Assistant Treasurer	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002).	90
Stephanie J. Bullington (35) Assistant Treasurer	Vice President of the Manager (since January 2010); Assistant Vice President of the Manager (October 2005-January 2010).	90
James A. Kennedy (53) Assistant Treasurer	Senior Vice President of the Manager (since September 2006).	90
Mathew O'Donnell (44) Assistant Treasurer	Vice President of the Manager (since January 2008); Accounting Policy Director of the Manager (May 2007-March 2012); Assistant Vice President of the Manager (January 2004-December 2007).	90
Arthur S. Gabinet (54) Secretary and Chief Legal Officer

Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

		90
Lisa I. Bloomberg (44) Assistant Secretary	Senior Vice President (since February 2010) and Deputy General Counsel (since May 2008) of the Manager; Vice President (May 2004-January 2010) and Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc.	90
Randy G. Legg (47) Assistant Secretary	Vice President (since June 2005) and Senior Counsel (since March 2011) of the Manager; Associate Counsel (January 2007-March 2011) of the Manager.	90
Taylor V. Edwards (44) Assistant Secretary	Vice President (since February 2007) and Senior Counsel (since February 2012) of the Manager; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of the Manager; Associate at Dechert LLP (September 2000-December 2005).	90
Amee Kantesaria (31) Assistant Secretary	Vice President (since May 2009) and Assistant Counsel (since December 2006) of the Manager; Assistant Vice President (December 2006-May 2009) of the Manager; Assistant Secretary (since January 2011) of the Manager and Oppenheimer Acquisition Corp.	90
Gloria J. LaFond (67) Blue Sky Officer	Assistant Vice President (since January 2006) of the Manager.	90

Trustees Share Ownership. The chart below shows information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds").

As of December 31, 2011
	Dollar Range of Shares Beneficially Owned in the Fund	Aggregate Dollar Range of Shares Beneficially Owned in Supervised Funds
Independent Trustees
Brian Wruble	None	Over $100,000
David K. Downes	None	Over $100,000
Matthew P. Fink	None	Over $100,000
Phillip A. Griffiths	None	Over $100,000
Mary F. Miller	None	Over $100,000
Joel W. Motley	None	Over $100,000
Mary Ann Tynan	None	Over $100,000
Joseph M. Wikler	None	Over $100,000
Peter I. Wold	None	Over $100,000
Interested Trustee
William F. Glavin, Jr.	None	Over $100,000

Remuneration of the Officers and Trustees. The officers of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' total compensation from the Fund and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2011.

Oppenheimer Rochester Arizona Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$102	$237,000
Chairman of the Board
David Downes	$84	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$84 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$93	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$79 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$84 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$79 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$79 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$79 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $11 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $31 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $8 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $11 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $39 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $79 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Maryland Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$167	$237,000
Chairman of the Board
David Downes	$137	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$137 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$152	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$128 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$137 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$128 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$128 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$128 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $18 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $51 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $14 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $17 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $64 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $128 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Massachusetts Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$142	$237,000
Chairman of the Board
David Downes	$116	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$116 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$129	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$109 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$116 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$109 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$109 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$109 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $15 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $44 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $12 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $14 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $55 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $109 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Michigan Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$105	$237,000
Chairman of the Board
David Downes	$86	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$86 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$95	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$81 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$86 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$81 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$81 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$81 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $11 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $32 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $9 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $11 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $40 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $81 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Minnesota Municipal Fund

Name and Other Fund Position(s) (as applicable)	Total Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$151	$237,000
Chairman of the Board
David Downes	$124	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$124 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$137	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$116 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$124 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$116 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$116 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$116 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $17 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $46 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $12 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $16 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $58 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $116 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester North Carolina Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$196	$237,000
Chairman of the Board
David Downes	$161	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$161 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$179	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$151 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$161 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$151 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$151 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$151 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $21 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $60 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $16 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $19 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $75 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $151 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Ohio Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$141	$237,000
Chairman of the Board
David Downes	$116	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$116 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$128	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$109 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$116 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$109 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$109 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$109 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $14 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $43 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $12 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $13 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $54 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $109 deferred by Mr. Wold under the Compensation Deferral Plan.

Oppenheimer Rochester Virginia Municipal Fund

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation From the Fund[1]	Total Compensation From the Fund and Fund Complex
	Fiscal Year Ended March 31, 2012	Year Ended December 31, 2011
Brian F. Wruble	$224	$237,000
Chairman of the Board
David Downes	$184	$192,000
Audit Committee Chairman and Regulatory & Oversight Committee Member
Matthew P. Fink	$184 [2]	$192,000
Regulatory & Oversight Committee Chairman and Governance Committee Member
Phillip A. Griffiths	$204	$213,280
Audit Committee Member and Regulatory & Oversight Committee Member
Mary F. Miller	$173 [3]	$180,000
Audit Committee Member and Governance Committee Member
Joel W. Motley	$184 [4]	$192,000
Governance Committee Chairman and Regulatory & Oversight Committee Member
Mary Ann Tynan	$173 [5]	$180,000
Regulatory & Oversight Committee Member and Governance Committee Member
Joseph M. Wikler	$173 [6]	$180,000
Audit Committee Member and Regulatory & Oversight Committee Member
Peter I. Wold	$173 [7]	$180,000
Audit Committee Member and Governance Committee Member

1. "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2. Includes $25 deferred by Mr. Fink under the Compensation Deferral Plan.
3. Includes $69 deferred by Ms. Miller under the Compensation Deferral Plan.
4. Includes $18 deferred by Mr. Motley under the Compensation Deferral Plan.
5. Includes $23 deferred by Ms. Tynan under the Compensation Deferral Plan.
6. Includes $86 deferred by Mr. Wikler under the Compensation Deferral Plan.
7. Includes $173 deferred by Mr. Wold under the Compensation Deferral Plan.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Major Shareholders. As of July 6, 2012 the only persons or entities who owned of record, or who were known by the Fund to own beneficially, 5% or more of any class of the Fund's outstanding shares were:

Name	Address	% Owned	Share Class
Oppenheimer Rochester Arizona Municipal Fund
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	51.19%	Class A
First Clearing LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	8.47%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	5.14%	Class A
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	36.64%	Class B
Raymond James Omnibus For Mutual Funds House Acct Firm 92500015 Attn: Courtney Waller	880 Carillon Parkway St. Petersburg, FL 33716	23.47%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 322246-6484	13.16%	Class B
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	10.85%	Class B
RPSS TR IRA FBO Marilyn L. Shenn	1927 W. Placita Canoa Azul Green Valley, AZ 85622-8077	6.42%	Class B
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	31.90%	Class C
First Clearing House LLC Special Custody Acct for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	20.08%	Class C
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	16.88%	Class C
UBS WM USA Omni Account M/F Attn: Department Manager	201 Progress Parkway Maryland Heights, MO 63043-3009	6.00%	Class C
Morgan Stanley DW Attn: Mutual Fund Operations	Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	5.87%	Class C
MLPF&S For the Sole Benefit of its Customer Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	48.38%	Class Y
First Clearing Special Custody Acct for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	26.92%	Class Y
Morgan Stanley & Co. Attn: Mutual Fund Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	24.02%	Class Y
Oppenheimer Rochester Maryland Municipal Fund
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	18.67%	Class A
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	10.69%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	9.06%	Class A
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	5.89%	Class A
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	26.70%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	15.76%	Class B
First Clearing LLC Special Custody Account fot the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	15.38%	Class B
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	12.16%	Class B
Morgan Stanley DW Attn: Mutual Fund Operations	Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	6.85%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	41.88%	Class C
Morgan Stanley DW Attn: Mutual Fund Operations	Harborside Financial Center Plaza Two 2nd Floor Jersey city, NJ 07311	8.99%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	8.52%	Class C
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	7.95%	Class C
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	7.13%	Class C
Morgan Stanley & Co. Attn: Mutual Fund Operations	Harborside Financial Center Plaza II 3rd Floor Jersey city, NJ 07311	49.31%	Class Y
First Clearing LLC Special Custody Acct fot the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	28.21%	Class Y
MLPF&S for the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	21.91%	Class Y
Oppenheimer Rochester Massachusetts Municipal Fund
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Fund Center 5th Floor New York, NY 10281-1003	13.86%	Class A
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	13.62%	Class A
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	11.94%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	8.83%	Class A
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn/#97HF2	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	6.45%	Class A
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	28.42%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn/#97HF2	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	12.51%	Class B
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	9.43%	Class B
UBS WM USA Omni Account M/F Attn: Deparmtment Manager	499 Washington Blvd Floor 9 Jersey City, NJ 07310-2055	6.91%	Class B
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	6.87%	Class B
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	6.15%	Class B
American Enterprise Investment FBO 276471141	P.O. Box 9446 Minneapolis, MN 55474	6.04%%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn/#97HF2	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	36.21%	Class C
Citigroup Global Markets Inc. Attn Cindy Tempesta 7th Floor	333 West 34th Street New York, NY 10001-2483	11.68%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	9.15%	Class C
UBS WM USA Omni Account M/F Attn: Department Manager	499 Washington Blvd Floor 9 Jersey City, NJ 07310-2055	8.44%	Class C
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	7.60%	Class C
Morgan Stanley & Co. Attn Mutual Funds Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	6.08%	Class C
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	58.57%	Class Y
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	13.23%	Class Y
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	12.14%	Class Y
Fifth Third Bank Cust FBO: Cape Ann Savings Bank -CR	P.O. Box 3385 Cincinnati, OH 45263-0001	5.83%	Class Y
Oppenheimer Rochester Michigan Municipal Fund
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	36.33%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	9.28%	Class A
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	8.04%	Class A
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	5.11%	Class A
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	39.62%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn/#97HF2	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	21.03%	Class B
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	5.68%	Class B
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	24.50%	Class C
Raymond James Omnibus for Mutual Account Funds Attn: courtney Waller	880 Carillon Pkwy St. Petersburg, FL 33716	14.47%	Class C
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn/#97HF2	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	8.45%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	7.54%	Class C
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	5.26%	Class C
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	48.68%	Class Y
Morgan Stanley & Co. Attn Mutual Funds Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	26.99%	Class Y
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	12.84%	Class Y
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	8.78%	Class Y
Oppenheimer Rochester Minnesota Municipal Fund
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	52.39%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	12.69%	Class A
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	57.72%	Class B
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	5.51%	Class B
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	28.02%	Class C
Stifel Nicolaus & Co. Inc. Exclusive Benefit of Customers	501 N Broadway St. Louis, MO 63102	14.75%	Class C
Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	7.81%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	6.47%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	81.73%	Class Y
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	9.62%	Class Y
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	5.46%	Class Y
Oppenheimer Rochester North Carolina Municipal Fund
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	27.54%	Class A
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	9.56%	Class A
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	9.04%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	7.39%	Class A
Morgan Stanley DW Attn Mutual Funds Operations	Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	6.28%	Class A
LPL Financial Omnibus Customer Account Attn: Lindsay O'Toole	9785 Towne Centre Drive San Diego, CA 92121	6.26%	Class A
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	71.01%	Class B
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	14.07%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	22.49%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	16.76%	Class C
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	14.44%	Class C
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	10.71%	Class C
Morgan Stanley DW Attn Mutual Funds Operations	Harborside Financial Center Plaza Two 2nd Floor Jersey City, NJ 07311	7.16%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	39.64%	Class Y
Morgan Stanley & Co. Attn Mutual Funds Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	23.65%	Class Y
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	11.57%	Class Y
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	9.50%	Class Y
LPL Financial Omnibus Customer Account Attn: Lindsay O'Toole	9785 Towne Centre Drive San Diego, CA 92121	9.20%	Class Y
Oppenheimer Rochester Ohio Municipal Fund
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	19.71%	Class A
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	10.09%	Class A
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	8.54%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	8.22%	Class A
UBS WM USA Omni Account M/F Attn: Department Manager	499 Washington Blvd Floor 9 Jersey City, NJ 07310-2055	7.75%	Class A
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn/#97HF2	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	25.03%	Class B
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	21.37%	Class B
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	9.82%	Class B
Edwards D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	7.92%	Class B
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	7.20%	Class B
MLPF&S For the Sole Benefit of its Customers Attn Fund Admn/#97HF2	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	21.69%	Class C
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	11.25%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	10.93%	Class C
Charles Schwab & Co Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds	101 Montgomery St San Francisco, CA 94104-4122	10.25%	Class C
Morgan Stanley & Co. Attn Mutual Funds Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	7.12%	Class C
UBS WM USA Omni Account M/F Attn: Department Manager	499 Washington Blvd Floor 9 Jersey City, NJ 07310-2055	6.63%	Class C
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	6.35%	Class C
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	5.72%	Class C
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	72.50%	Class Y
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	24.83%	Class Y
Oppenheimer Rochester Virginia Municipal Fund
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	27.05%	Class A
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	13.83%	Class A
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	11.42%	Class A
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	11.10%	Class A
Morgan Stanley & Co. Attn Mutual Fund Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	5.93%	Class A
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	50.83%	Class B
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	27.95%	Class B
Pershing LLC	1 Pershing Plaza Jersey City, NJ 07399-0001	5.09%	Class B
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	19.36%	Class C
Edward D Jones & Co. Attn Mutual Fund Shareholder Accounting	201 Progress Parkway Maryland Heights, MO 63043-3009	14.99%	Class C
Morgan Stanley & Co. Attn Mutual Fund Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	12.50%	Class C
MLPF&S For the Sole Benefit of Its Customers Attn Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	12.45%	Class C
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	5.76%	Class C
First Clearing LLC Special Custody Account for the Exclusive Benefit of Customer	2801 Market Street St. Louis, MO 63103	38.40%	Class Y
Morgan Stanley & Co. Attn Mutual Funds Operations	Harborside Financial Center Plaza II 3rd Floor Jersey City, NJ 07311	23.55%	Class Y
MLPF&S For the Sole Benefit of its Customers Attn: Fund Admn	4800 Deer Lake Drive East Floor 3 Jacksonville, FL 32246-6484	19.89%	Class Y
National Financial Services LLC For Exclusive Ben of Customers	200 Liberty Street One World Financial Center Attn: Mutual Funds 5th Floor New York, NY 10281-1003	11.39%	Class Y

The Manager

The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company.

Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager and the Distributor.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's investment teams provide the portfolio managers with counsel and support in managing the Fund's portfolio.

The advisory agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the investment advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Board members, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years were:

Oppenheimer Rochester Arizona Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$183,264
2011	$256,498
2012	$289,567

Oppenheimer Rochester Maryland Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$342,783
2011	$447,573
2012	$440,602

Oppenheimer Rochester Massachusetts Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$300,771
2011	$393,204
2012	$360,446

Oppenheimer Rochester Michigan Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$204,116
2011	$262,727
2012	$292,478

Oppenheimer Rochester Minnesota Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$195,024
2011	$346,469
2012	$443,374

Oppenheimer Rochester North Carolina Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$384,014
2011	$517,765
2012	$519,490

Oppenheimer Rochester Ohio Municipal Fund

Fiscal Year Ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$337,692
2011	$401,216
2012	$353,427

Oppenheimer Rochester Virginia Municipal Fund

Fiscal Year ended 03/31	Management Fees Paid to OppenheimerFunds, Inc.
2010	$344,097
2011	$564,196
2012	$629,125

The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

The agreement permits the Manager to act as an investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Pending Litigation. Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the "Defendant Funds"). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund's investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. On September 30, 2011, the U.S. District Court for the District of Colorado entered orders and final judgments approving stipulations and agreements of settlement in certain putative class action lawsuits involving two Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. These settlements do not resolve any of the other outstanding lawsuits relating to other Defendant Funds.

On June 6, 2012, the SEC entered a settled order instituting administrative cease-and-desist proceedings against the Manager and the Distributor, resolving an investigation by the SEC Staff into the 2008 performance of Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. In entering into the settlement, the Manager and the Distributor neither admitted nor denied the allegations set forth in the Order. As set forth in the Order, the SEC found that the disclosure documents for Oppenheimer Champion Income Fund did not adequately disclose certain of that fund's investment practices and that the Manager made misleading statements about the ability of Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund to recoup losses incurred as a result of unprecedented volatility in the credit markets. On the basis of those findings, the Manager and the Distributor were censured and ordered to cease and desist from violations of applicable laws and regulations. The Manager was also ordered to pay disgorgement, prejudgment interest and a civil money penalty.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the "Ponzi" scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC ("BLMIS"). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys' fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered a final judgment and order of dismissal with prejudice approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court's order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. In October 2011, certain parties filed notices of appeal from the court's order approving the settlement. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited ("AAArdvark IV"), an entity advised by the Manager's affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited ("AAArdvark I"), an entity advised by the Manager's affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited ("AAArdvark XS"), an entity advised by the Manager's affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds' Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including, Daniel G. Loughran, Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella and Charles S. Pulire (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

  Other Accounts Managed. In addition to managing the Fund's investment portfolio, the members of the portfolio management team also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding those portfolios and accounts as of March 31, 2012:

Portfolio Manager	Registered Investment Companies Managed[1]	Total Assets in Registered Investment Companies Managed[2]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed[3,4]
Daniel G. Loughran	12	$30.74	None	$0	2	$445
Scott S. Cottier	12	$30.74	None	$0	2	$445
Troy E. Willis	12	$30.74	None	$0	2	$445
Mark R. DeMitry	12	$30.74	None	$0	2	$445
Michael L. Camarella	12	$30.74	None	$0	2	$445
Charles S. Pulire	12	$30.74	None	$0	2	$445

1. The Portfolio Managers manage 20 registered investment companies, including the 8 funds covered in this SAI. As of 3/31/12, those funds had the following total assets (in millions, approximate): AZ ($66.2), MD ($90.7), MA ($69.4), MI ($62.4), MN ($101.7), NC ($25.7), OH ($72.2), and VA ($141.1).
2. In billions.
3. In millions.
4. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, the Portfolio Managers may also manage other funds and accounts. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or they may manage funds or accounts with different investment objectives and strategies. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation of the Portfolio Managers . The Portfolio Managers are employed and compensated by the Manager, not the Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, compensation is based primarily on the relative investment performance results of the funds or accounts they manage, rather than on the financial success of the Manager. This is intended to align the interests of the portfolio managers and analysts with the success of the funds and accounts of their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of the Fund's most recently completed fiscal year, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual bonus (comprised of both a formulaic performance component and a discretionary component) and eligibility to participate in long-term awards. Long-term award grants may consist of appreciation rights in regard to the common stock of the Manager's holding company parent, restricted shares of such common stock, as well as deferred notional investments in the fund(s) managed by the Portfolio Manager.

A portfolio manager's compensation is not directly based on the total value of assets they manage; however, higher total compensation potential is likely to align with greater assets under management. The compensation structure is intended to be internally and externally equitable and serve to reduce potential conflict of interest arising from a portfolio manager's responsibilities managing different funds or accounts. The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The formulaic performance component of the annual bonus is measured against the one, three and five year performance of the fund(s) relative to an appropriate Lipper or Morningstar peer group category selected by senior management of the Manager. The compensation structure is weighted towards long-term performance of the funds which best aligns the interests of the portfolio manager and the shareholder. Below median performance in all three periods results in an extremely low, and in some cases no, performance based bonus. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including, management quality (such as style consistency, risk management, sector coverage, team leadership and coaching), contributions to marketing efforts and organizational development.

The compensation structure of other funds and accounts managed by a Portfolio Manager is generally the same as the compensation structure described above. A Portfolio Manager's compensation with regard to other portfolios may be based on the performance of those portfolios compared to a peer group category that may be different from those described below.

The Lipper and Morningstar peer group categories with respect to the Funds are listed below. The compensation structure of the other funds and accounts managed by the Portfolio Managers are generally the same as the compensation structure of the Fund, described above.

Fund Name and Portfolio Managers	Lipper Peer Group Category	Morningstar Peer Group Category
Oppenheimer Rochester Arizona Municipal Fund	Arizona Municipal Debt Funds	Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire
Oppenheimer Rochester Maryland Municipal Fund	Maryland Municipal Debt Funds	Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire
Oppenheimer Rochester Massachusetts Municipal Fund	Massachusetts Municipal Debt Funds	Muni Massachusetts
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire
Oppenheimer Rochester Michigan Municipal Fund	Michigan Municipal Debt Funds	Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire
Oppenheimer Rochester Minnesota Municipal Fund	Minnesota Municipal Debt Funds	Muni Minnesota
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire
Oppenheimer Rochester North Carolina Municipal Fund	North Carolina Municipal Debt Funds	Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire
Oppenheimer Rochester Ohio Municipal Fund	Ohio Municipal Debt Funds	Muni Ohio
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire
Oppenheimer Rochester Virginia Municipal Fund	Virginia Municipal Debt Funds	Muni Single State Long
Daniel G. Loughran Scott S. Cottier Troy E. Willis Mark R. DeMitry Michael L. Camarella Charles S. Pulire

   Ownership of Fund Shares. As of March 31, 2012, the Portfolio Manager(s) beneficially owned shares of the Fund as follows:

Portfolio Manager	Range of Shares Beneficially Owned in the Fund
Daniel G. Loughran	None
Scott S. Cottier	None
Troy E. Willis	None
Mark R. DeMitry	None
Michael L. Camarella	None
Charles S. Pulire	None

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers for that purpose. The advisory agreement authorizes the Manager to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain the "best execution" of the Fund's portfolio transactions. "Best execution" means executing trades in a manner such that the total costs or proceeds are the most favorable under the circumstances. Some of the circumstances that may influence this decision are: cost (brokerage commission or dealer spread), size of order, difficulty of order, and the firm's ability to provide prompt and reliable execution.

The Manager need not seek competitive commission bidding. However, the Manager is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board. The Fund is not required to pay the lowest available commission. Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The Manager's executive officers supervise the allocation of brokerage.

Most securities purchases made by the Fund are in principal transactions at net prices. (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.  Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security.  Portfolio securities purchased from dealers include a spread between the bid and asked price.  Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis. In that situation, the Fund would incur a brokerage commission.

Other funds advised by the Manager have investment policies similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the fund's respective net asset sizes and other factors, including the fund's cash flow requirements, investment policies and guidelines and capacity.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by (1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling a fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to execute portfolio securities transactions through brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution" considerations discussed above. Those procedures are designed to prevent: (1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by a broker through which trades are placed or by a third party at the instance of the broker.

Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision making process may be paid in commission dollars.

Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board may also permit the Manager to use commissions on fixed-price offerings to obtain research in the same manner as is permitted for agency transactions.

The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

During the fiscal years ended March 31, 2010, 2011 and 2012, none of the Funds covered in this SAI executed transactions or paid commissions to firms that provide research services.

Distribution and Service Arrangements

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares and the contingent deferred sales charges ("CDSCs") retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

Oppenheimer Rochester Arizona Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2010	$353,393	$53,373
2011	$371,532	$58,244
2012	$392,769	$62,680

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$9,150	$36,687	$34,163
2011	$1,204	$54,204	$38,290
2012	$3,543	$45,914	$29,196

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$0	$911	$1,822
2011	$0	$4,085	$6,825
2012	$699	$6,748	$2,727

Oppenheimer Rochester Maryland Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2010	$253,232	$37,511
2011	$163,367	$25,069
2012	$155,905	$22,695

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$186	$12,784	$90,707
2011	$289	$8,609	$67,619
2012	$1,125	$19,420	$45,587

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$190	$4,144	$2,658
2011	$0	$752	$6,286
2012	$0	$2,606	$1,789

Oppenheimer Rochester Massachusetts Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2010	$249,342	$36,443
2011	$229,575	$35,172
2012	$131,039	$20,123

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$8,965	$18,341	$94,006
2011	$9,876	$21,643	$46,731
2012	$3,375	$11,083	$29,844

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$3,006	$3,422	$5,263
2011	$0	$9,330	$17,278
2012	$0	$4,672	$1,815

Oppenheimer Rochester Michigan Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2010	$295,724	$48,481
2011	$306,368	$46,786
2012	$224,690	$34,931

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$600	$47,472	$55,599
2011	$6,937	$35,256	$59,953
2012	$2,397	$38,789	$33,245

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$0	$452	$3,863
2011	$0	$5,857	$12,162
2012	$101	$3,466	$15,139

Oppenheimer Rochester Minnesota Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2010	$470,184	$79,351
2011	$636,265	$100,824
2012	$615,784	$99,021

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$4,302	$23,501	$40,656
2011	$17,983	$36,683	$114,355
2012	$4,913	$45,805	$64,428

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$0	$4,297	$2,900
2011	$0	$296	$8,630
2012	$0	$3,164	$3,746

Oppenheimer Rochester North Carolina Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2010	$444,001	$86,017
2011	$330,659	$54,272
2012	$271,610	$46,057

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$4,125	$54,238	$112,785
2011	$6,271	$36,831	$84,994
2012	$4,897	$32,679	$52,074

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$0	$3,100	$2,699
2011	$82	$6,242	$7,221
2012	$0	$3,833	$1,962

Oppenheimer Rochester Ohio Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31:	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor[1]
2010	$264,064	$44,015
2011	$228,262	$36,958
2012	$165,433	$28,651

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[2]	Concessions on Class B Shares Advanced by Distributor[2]	Concessions on Class C Shares Advanced by Distributor[2]
2010	$30,428	$24,328	$59,425
2011	$6,900	$21,508	$32,649
2012	$9,094	$13,405	$29,202

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$0	$35,634	$3,631
2011	$3,979	$7,411	$14,033
2012	$186	$8,404	$1,264

Oppenheimer Rochester Virginia Municipal Fund

Class A Sales Charges
Fiscal Year Ended 03/31	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor
2010	$838,026	$142,524
2011	$487,416	$84,051
2012	$493,550	$102,794

Concessions Advanced by Distributor
Fiscal Year Ended 03/31:	Concessions on Class A Shares Advanced by Distributor[F1]	Concessions on Class B Shares Advanced by Distributor[F1]	Concessions on Class C Shares Advanced by Distributor[F1]
2010	$18,327	$168,729	$115,690
2011	$25,091	$55,408	$78,255
2012	$24,285	$44,127	$66,897

Contingent Deferred Sales Charges
Fiscal Year Ended 03/31:	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
2010	$0	$8,648	$11,670
2011	$85	$6,827	$4,036
2012	$7,387	$8,487	$5,223

1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.  The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

Distribution and Service (12b-1) Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. The Independent Trustees are not "interested persons" of the Fund and do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan, in accordance with Rule 12b-1 of the Investment Company Act.

Under the plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

A plan continues in effect from year to year only if the Fund's Board and its Independent Trustees/Directors vote annually to approve its continuance at an in person meeting called for that purpose. A plan may be terminated at any time by the vote of a majority of the Independent Trustees/Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Class of shares to which it applies.

The Board and the Independent Trustees/Directors must approve all material amendments to a plan. An amendment to materially increase the amount of payments to be made under a plan must also be approved by shareholders of any affected class. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the shareholders of both Class A and Class B, voting separately by class, must approve a proposed amendment to the Class A plan that would materially increase payments under that plan.

At least quarterly while the plans are in effect, the Treasurer of the Fund will provide the Board with separate written reports on the plans for its review. The reports will detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees/Directors.

While each plan is in effect, the Independent Trustees/Directors of the Fund will select and nominate any other Independent Trustees/Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision is made by a majority of the Independent Trustees/Directors.

No payment will be made to any recipient for any share class unless, during the applicable period, the aggregate net asset value of Fund shares of the class held by the recipient (for itself and its customers) exceeds a minimum amount that may be set by a majority of the Independent Trustees/Directors from time to time.

Class A Service Plan. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal and account maintenance services they provide for their customers who hold Class A shares. Those services may include answering customer inquiries about the Fund, assisting in establishing and maintaining Fund accounts, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits the Fund to reimburse the Distributor at an annual rate of up to 0.25% of the Class A average net assets. The Distributor makes payments to recipients periodically at an annual rate of not more than 0.25% of the Class A average net assets held in the accounts of the recipient or it customers.

The Distributor does not receive or retain the service fee for Class A share accounts for which the Distributor is listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for those services, the Board has not yet done so, except with respect to shares purchased prior to March 1, 2007 by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans").

Prior to March 1, 2007, the Distributor paid the 0.25% first year service fee for grandfathered retirement plans in advance and retained the service fee paid by the Fund with respect to those shares for the first year. After those shares are held for a year, the Distributor pays the ongoing service fees to recipients on a periodic basis. If those shares were redeemed within the first year after their purchase, the recipient of the service fees on those shares was obligated to repay the Distributor a pro rata portion of the advance payment of the fees. If those shares were redeemed within 18 months, they were subject to a CDSC. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year and the shares are not subject to a CDSC.

The table below shows the dollar amount which was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, including money paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.  For the fiscal year ended March 31, 2012 payments under the Class A service plan were as follows:

Fund	Total Payments under the Plan	Amount Retained by the Distributor[1]
Oppenheimer Rochester Arizona Municipal Fund[2]	$93,842	$0
Oppenheimer Rochester Maryland Municipal Fund[3]	$99,087	$0
Oppenheimer Rochester Massachusetts Municipal Fund[4]	$108,305	$0
Oppenheimer Rochester Michigan Municipal Fund[5]	$79,109	$0
Oppenheimer Rochester Minnesota Municipal Fund[6]	$149,551	$0
Oppenheimer Rochester North Carolina Municipal Fund[7]	$132,669	$0
Oppenheimer Rochester Ohio Municipal Fund[8]	$95,634	$0
Oppenheimer Rochester Virginia Municipal Fund[9]	$190,142	$0

1. Amounts were retained by the Distributor under the arrangement described above regarding grandfathered retirement accounts.
2. Includes $418 paid to an affiliate of the Distributor's parent company.
3. Includes $92 paid to an affiliate of the Distributor's parent company.
4. Includes $1,674 paid to an affiliate of the Distributor's parent company.
5. Includes $857 paid to an affiliate of the Distributor's parent company.
6. Includes $1,578 paid to an affiliate of the Distributor's parent company.
7. Includes $3,420 paid to an affiliate of the Distributor's parent company.
8. Includes $1,629 paid to an affiliate of the Distributor's parent company.
9. Includes $3,958 paid to an affiliate of the Distributor's parent company.

Class B and Class C Distribution and Service Plans. Under the Class B and Class C Distribution and Service Plans (each a "Plan" and together the "Plans"), the Fund pays the asset-based sales charge (the "distribution fee") to the Distributor for its services in distributing Class B and Class C shares. The distribution fee allows investors to buy Class B and Class C shares without a front-end sales charge, while allowing the Distributor to compensate dealers that sell those shares. The Distributor may use the service fees it receives under the Plans to pay recipients for providing services similar to the services provided under the Class A service plan, described above.

Payments under the Plans are made in recognition that the Distributor:

  pays sales concessions to authorized brokers and dealers at the time of sale or as an ongoing concession, pays the service fees in advance or periodically, as described below, may finance payment of sales concessions or the advance of the service fee payments to recipients under the Plans, or may provide such financing from its own resources or from the resources of an affiliate, employs personnel to support distribution of Class B and Class C shares, bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and certain other distribution expenses, may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the Plans and therefore may not be able to offer such Classes for sale absent the Plans, receives payments under the Plans consistent with the service and distribution fees paid by other non-proprietary funds that charge 12b-1 fees, may use the payments under the Plan to include the Fund in various third-party distribution programs that might increase sales of Fund shares, may experience increased difficulty selling the Fund's shares if Plan payments were discontinued, because most competitor funds have plans that pay dealers as much or more for distribution services than the amounts currently being paid by the Fund, and may not be able to continue providing the same quality of distribution efforts and services, or to obtain such services from brokers and dealers, if Plan payments were discontinued.

Distribution fees on Class B shares are generally retained by the Distributor. If a dealer has a special agreement with the Distributor, the Distributor may pay the Class B distribution fees to recipients periodically in lieu of paying the sales concession in advance at the time of purchase. The Distributor retains the distribution fee on Class C shares during the first year and then pays it as an ongoing concession to recipients.

Service fees for the first year after Class B and Class C shares are purchased, are generally paid to recipients in advance. After the first year, the Distributor pays the service fees to recipients periodically. Under the Plans, the Distributor is permitted to retain the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. If a recipient has a special agreement with the Distributor, the Distributor may pay the Class B service fees to recipients periodically in lieu of paying the first year fee in advance. If Class B and Class C shares are redeemed during the first year after their purchase, a recipient of service fees on those shares will be obligated to repay a pro rata portion of the advance payment to the Distributor. Shares purchased by exchange do not qualify for the advance service fee payment.

Class B and Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the distribution fees paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

Each Plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses for a period are more or less than the amounts paid by the Fund under the relevant Plan. During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the distribution fees paid to the Distributor under the Plans and the CDSC's collected on redeemed shares. Those excess expenses are carried over on the Distributor's books and may be recouped from distribution fees paid by the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount that may be carried over from year to year and recouped for certain categories of expenses at 0.70% of annual gross sales of shares of the Fund. The capped expenses under the Plans are (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. If those categories of expenses exceed the capped amount, the Distributor would bear the excess costs. If a Plan were to be terminated by the Fund, the Fund's Board may allow the Fund to continue payments of the distribution fees to the Distributor for its services in distributing shares before the Plan was terminated.

The distribution and service fees under each Plan are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day. The distribution and service fees increase the annual Class B and Class C expenses by 1.00% of net assets.

Oppenheimer Rochester Arizona Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$29,599	$23,414	$0	$121,278	3.13%
Class C Plan	$107,936	$26,943	$637	$158,841	1.21%

Oppenheimer Rochester Maryland Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$16,595	$12,844	$4	$41,475	2.20%
Class C Plan	$369,140	$55,357	$791	$376,346	0.91%

Oppenheimer Rochester Massachusetts Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$17,416	$13,668	$150	$35,026	1.90%
Class C Plan	$188,986	$32,802	$635	$285,875	1.34%

Oppenheimer Rochester Michigan Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$33,418	$26,381	$0	$125,674	3.08%
Class C Plan	$179,393	$40,766	$0	$241,925	1.20%

Oppenheimer Rochester Minnesota Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$23,127	$18,352	$1	$105,630	3.20%
Class C Plan	$177,160	$64,900	$135	$318,787	1.35%

Oppenheimer Rochester North Carolina Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$33,416	$25,943	$0	$103,023	2.53%
Class C Plan	$362,627	$63,396	$90	$406,036	0.97%

Oppenheimer Rochester Ohio Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$27,777	$21,264	$0	$41,479	1.39%
Class C Plan	$213,480	$28,541	$561	$306,185	1.25%

Oppenheimer Rochester Virginia Municipal Fund

Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 03/31/12
Class:	Total Payments Under Plan	Amount Retained by Distributor	Amount Paid to Affiliate	Distributor's Aggregate Unreimbursed Expenses Under Plan	Distributor's Unreimbursed Expenses as % of Net Assets of Class
Class B Plan	$79,493	$61,612	$116	$231,904	2.58%
Class C Plan	$275,321	$71,575	$2,407	$355,238	1.03%

All payments under the Plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of distribution and service fees.

Payments to Financial Intermediaries

Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of distribution and service (12b-1) plan payments as described above. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the financial intermediary's clients, also as described in this SAI. In addition, the Manager and the Distributor (including their affiliates) may make payments to financial intermediaries in connection with the intermediaries' offering and sales of Fund shares and shares of other Oppenheimer funds, or their provision of marketing or promotional support, transaction processing or administrative services. Among the financial intermediaries that may receive these payments are brokers or dealers who sell or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan or qualified tuition program administrators, third party administrators, recordkeepers or other institutions that have selling, servicing or similar arrangements with the Manager or the Distributor. The payments to financial intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

Types of payments to financial intermediaries may include, without limitation, all or portions of the following:

Payments made by the Fund, or by an investor buying or selling shares of the Fund, including:

  an initial front-end sales charge, all or a portion of which is payable by the Distributor to financial intermediaries (see the "More About Your Account" section in the Prospectus);
  ongoing asset-based distribution and/or service fees (described in the section "Distribution and Service Arrangements - Distribution and Service (12b-1) Plans" above);
  shareholder servicing expenses that are paid from Fund assets to reimburse the Manager or the Distributor for Fund expenses they incur for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services (including retirement plan and 529 plan administrative services fees).

In addition, the Manager or Distributor may, at their discretion, make the following types of payments from their own respective resources, which may include profits the Manager derives from investment advisory fees paid by the Fund. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law. These payments are often referred to as "revenue sharing" payments, and may include:

  compensation for marketing support, support provided in offering shares in the Fund or other Oppenheimer funds through certain trading platforms and programs, and transaction processing or other services;
  other compensation, to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.

Although a broker or dealer that sells Fund shares may also act as a broker or dealer in connection with the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, the Manager does not consider a financial intermediary's sales of shares of the Fund or other Oppenheimer funds when choosing brokers or dealers to effect portfolio transactions for the Fund or other Oppenheimer funds.

Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation:

  transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
  program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
  placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives; or
  firm support, such as business planning assistance, advertising, or educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payments may exceed the cost of providing the services. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

For the year ended December 31, 2011, the following financial intermediaries and/or their affiliates (which in some cases are broker-dealers) offered shares of the Oppenheimer funds and received revenue sharing or similar distribution-related payments (of at least $5,000) from the Manager or the Distributor for marketing or program support:

Aegon USA	Hartford Life InsuranceCompany	Oppenheimer & Co. Inc.
AIG Advisor Group, Inc.	Hartford Securities Distribution Company	Park Avenue Securities LLC
AIG Life Variable Annuity Company	ING Financial Advisers, LLC	Pershing LLC
Allianz Life Insurance Company	ING Financial Partners, Inc.	PlanMember Securities Corp.
Allstate Life Insurance Company	Investment Centers of America, Inc.	Prime Capital Services, Inc.
American Enterprise Life InsuranceCompany	Invest Financial Corporation	Primevest Financial Services, Inc.
American General Annuity InsuranceCompany	Janney Montgomery Scott LLC	Protective Life and Annuity Insurance Company
American Portfolios Financial Services Inc.	Jefferson Pilot Securities Corporation	Prudential Investment Management Services, Inc.
Ameriprise Financial Services, Inc.	JP Morgan Securities, Inc.	Raymond James & Associates, Inc.
Ameritas Life Insurance Company	Kemper Investors Life Insurance Company	RBC Capital Markets
AXA Advisors, LLC	Legend Equities Co.	Riversource Life Insurance, Co.
Bank of America Merrill Lynch	Lincoln Benefit National Life	Royal Alliance Associates, Inc.
Cadaret Grant & Co.	Lincoln Financial Advisors Corporation	Sagepoint Financial Advisors
CCO Investment Services Corporation	Lincoln Investment Planning, Inc.	Securities America, Inc.
Chase Investment Services Corporation	Lincoln National Life Insurance Company	Security Benefit Life Insurance Company
Commonwealth Financial Network	Linsco Private Ledger	Signator Investments, Inc.
CUNA Brokerage Services, Inc.	LPL Financial Corporation	SII Investment, Inc.
Cuso Financial Services, LP	Massachusetts Mutual Life Insurance Company	Sorrento Pacific Financial LLC
Directed Services LLC	Mass Mutual Financial Group	State Farm VP Management Corp.
Edward Jones and Company	MetLife Investors Insurance Company	Stifel Nicolaus & Co., Inc.
Essex National Securities, Inc.	MetLife Securities, Inc.	Sun Life Assurance Company of Canada
Federal Kemper Life Assurance Company	Morgan Stanley Smith Barney	Sun Life Insurance Company
Financial Network Investment Corporation	Multi-Financial Securities Corporation	Sun Trust Investments
First Clearing LLC	Mutual Service Corporation	Thrivent Financial for Lutherans
First Global Capital Corporation	Nathan & Lewis Securities, Inc.	UBS Financial Services, Inc.
GE Life and Annuity Company	National Planning Holdings, Inc.	Union Central Life Insurance Company
Genworth Financial, Inc.	National Planning Corporation	Walnut Street Securities, Inc.
Great West Life Insurance Company	Nationwide Investment Services, Inc.	Wells Fargo Advisors
GWFS Equities, Inc.	New England Securities, Inc.	Waterstone Financial Group
Guardian Insurance & Annuity Company, Inc.	NFP Securities Inc.	Wescom Financial Services
H.D. Vest Investment Services, Inc.	Northwestern Mutual Investment Services, LLC

For the year ended December 31, 2011, the following firms (which in some cases are broker-dealers) received payments from the Manager or Distributor (of at least $2,500) for administrative or other services provided (other than revenue sharing arrangements), as described above:

ACS HR Solutions LLC	Hewitt Associates LLC	PNC Investments LLC
ADP Broker-Dealer, Inc.	HSBC Securities (USA) Inc.	Popular Securities Inc.
Aegon USA	ICMA - RC Services LLC	Prime Capital Services
Aetna Life Insurance & Annuity Company	Independent Financial Group, LLC	Primevest Financial Services, Inc.
Alliance Benefit Group	ING	Principal Life Insurance
Allianz Life Insurance Company	ING Financial Advisers LLC	Proequities Inc.
Allstate Financial Services, LLC	ING Financial Partners Inc.	Protective Life and Annuity InsuranceCompany
Allstate Life Insurance Company	ING Life Insurance & Annuity Co	Pruco Securities LLC
American Diversified Distribution, LLC	Ingham Group	Prudential
American Enterprise Life Insurance	Interactive Retirement Systems	Prudential Investment Management
American Funds	Intuition Systems, Inc.	PSMI Group
American General Annuity Insurance Company	Invest Financial Corporation	Raymond James & Associates, Inc.
American Portfolios Financial	Investmart	Raymond James Financial Services
American United Life Insurance Co.	Investments Centers of America	RBC Capital Markets
Ameriprise	Investors Capital Corp.	Reliance Trust Co.
Ameritas Life Insurance Company	Jackson National Life Insurance Company	Robert W. Baird & Co.
Ameritrade, Inc.	Janney Montgomery Scott LLC	Royal Alliance Associates Inc.
Annuity Investors Life Insurance Company	JJB Hillard W.L. Lyons, Inc.	RSM McGladrey
Ascensus	John Hancock Life Insurance Company	Sagepoint Financial Inc.
AXA Advisors LLC	JP Morgan Securities, Inc.	Santander Securities
AXA Equitable Life Insurance Company	July Business Services	Scott & Stringfellow, Inc.
Baden Retirement Services	Kemper Investors Life Insurance Company	Scottrade, Inc.
Banc of America Investment	Key Investment Services Inc.	Securian Financial Services Inc.
Bank of America Merrill Lynch	KMS Financial Services Inc.	Securities America Inc.
Benefit Administration Co.	Legends Equities Corp.	Securities Service Network Inc.
Benefit Consultants Group	Lincoln Benefit National Life	Security Benefit Life Insurance Company
Benefit Plans Administrative Services, Inc.	Lincoln Financial Advisors Corporation	Sigma Financial Corp.
Benetech, Inc.	Lincoln Financial Securities	Signator Investors Inc.
Bisys Retirement Plan Services	Lincoln Investment Planning, Inc.	SII Investments Inc.
Boston Financial Data Services, Inc.	LPL Financial Corporation	Smith Hayes Financial Services
Cadaret Grant & Co.	Manulife Financial	Southwest Securities, Inc.
Cambridge Investment Research	Marshall & Ilsley Trust Company, Inc.	Standard Insurance Co.
Charles Schwab & Co, Inc.	Massachusetts Mutual Life Insurance Company	Stanton Group, Inc.
Chase Investment Services Corp.	Matrix Settlement & Clearance Services	Sterne Agee & Leach, Inc.
CitiGroup Global Markets, Inc.	Mercer HR Services	Stifel Nicolaus & Co., Inc.
CitiStreet Advisors LLC	Merrill Lynch Pierce Fenner	Sun Life Insurance And Annuity
City National Investments Trust	Mesirow Financial, Inc.	Sun Trust Investments
Clark Consulting	MetLife Investors Insurance	Sun Trust Securities, Inc.
Commonwealth Financial Network	MetLife Securities Inc.	Suntrust Bank
CPI Qualified Plan Consultants	MG Trust	Suntrust Investment Services Inc.
CUNA Brokerage Services Inc.	Mid Atlantic Capital Co.	T. Rowe Price
CUNA Mutual Insurance Society	Milkie/Ferguson Investments Inc.	TD Ameritrade
DA Davidson & Co.	Milliman, Inc.	The Princeton Retirement Group
DailyAccess Corp	Minnesota Life InsuranceCompany	The Retirement Plan Company, LLC
David Lerner Associates, Inc.	MML Investors Services LLC	Thrivent Investment Management
Digital Retirement Solutions	Mony Life Insurance Company of America	Tiaa-Cref Individual & Institutional
Diversified Advisors Investments Inc.	Morgan Keegan & Co, Inc.	Transamerica Financial Advisors
DR, Inc.	Morgan Stanley Smith Barney	Transamerica Life Insurance Co.
Dyatech, LLC	Multi-Financial Securities	Transamerica Retirement Services
E*TRADE Clearing LLC	Mutual of Omaha Insurance Company	UBS Financial Services, Inc.
Edward Jones and Company	National City Bank	Unified Fund Services, Inc.
ExpertPlan Retirement Plan Services	National Financial Services LLC	Union Bank & Trust Company
Federal Kemper Life Assurance Company	National Planning Corporation	Union Central Life Insurance Company
Fidelity	Nationwide	United Planners Financial
Financial Administrative Services Corporation	New England Securities	US Clearing Co.
Financial Network Investment	New York Life Insurance and Annuity Company	USAA Investment Management Co.
First Allied Securities Inc.	Newport Retirement Services	USI Consulting Group
First Clearing LLC	NFP Securities Inc	USI Securities Inc.
First Global Capital Corporation	Northridge Securities Corp.	Valic Financial Advisors, Inc.
FSC Securities Corp.	Northwest Plan Services Inc.	Vanderbilt Securities LLC
GE Financial Assurance	Northwestern Mutual Investment	Vanguard Group
GE Life and Annuity Company	NRP Financial Inc.	VSR Financial Services Inc.
Geller Group Ltd.	Oneamerica Securities Inc.	Wachovia Securities LLC
Geneos Wealth Management Inc.	Oppenheimer & Co. Inc.	Walnut Street Securities
Genworth Financial Securities	Pacific Life Insurance Co.	Wedbush Morgan Securities
Girard Securities Inc.	Pacific West Securities Inc.	Wells Fargo Advisors
Great American Investors Inc.	Park Avenue Securities LLC	Wells Fargo Bank NA
Great West Life Insurance Company	Penn Mutual	Wilmington Trust Company
Guardian Insurance & Annuity Company, Inc.	Pershing LLC	Woodbury Financial Services Inc.
H.D. Vest Investment Services, Inc.	PFS Investments Inc.
Hartford Life & Annuity	Phoenix Life Insurance Company
Hartford Life Insurance Company	Plan Administrators Inc.
Hennion & Walsh Inc.	PlanMember Securities

About Your Account

The Fund's Prospectus describes how to buy, sell and exchange shares of the Fund and certain other Oppenheimer funds. The information below provides further details about the Fund's policies regarding those share transactions. It should be read in conjunction with the information in the Prospectus. Appendix A of this SAI provides more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain investors and certain types of purchases or redemptions.

Determination of Net Asset Value Per Share. The net asset value ("NAV") per share for each class of shares of the Fund is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NAV is determined as of the close of business on the New York Stock Exchange ("NYSE") on each day that the NYSE is open. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (Presidents Day), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

Dealers other than NYSE members may conduct trading in municipal securities on days that the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on days when shareholders may not purchase or redeem shares.

Securities Valuation. The Fund's Board has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

  Long-term debt securities having a remaining maturity of more than 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
  The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
  debt instruments that have a maturity of more than 397 days when issued, debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
  The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
  money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and that have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
  Securities not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker, or the "bid" price if no "asked" price is available.

In the case of municipal securities the Manager uses pricing services who use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services valuations. That monitoring may include comparing prices used for portfolio valuation to the actual sale prices of selected securities.

Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service.

Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Board fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets, not directly by shareholders. However, those expenses reduce the net asset value of Fund shares, and therefore are borne indirectly by shareholders.

For calculating the Fund's net asset value, dividends and distributions, the Fund differentiates between two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. Those expenses are first allocated based on the percentage of the Fund's total assets that is represented by the assets of each share class. Such general expenses include management fees, legal, bookkeeping and audit fees, Board compensation, custodian expenses, share issuance costs, interest, taxes, brokerage commissions, and non-recurring expenses, such as litigation costs. Then the expenses allocated to a share class are allotted equally to each outstanding share within a given class.

Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses to the extent that such expenses pertain only to a specific class.

How to Buy Shares

The Oppenheimer Funds. The "Oppenheimer funds" are those mutual funds for which the Distributor acts as distributor and currently include the following:

Oppenheimer AMT-Free Municipals	Money Market Funds:
Oppenheimer AMT-Free New York Municipals	Oppenheimer Cash Reserves
Oppenheimer Core Bond Fund	Oppenheimer Institutional Money Market Fund
Oppenheimer California Municipal Fund	Oppenheimer Money Market Fund, Inc.
Oppenheimer Capital Appreciation Fund	Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund	Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund	Oppenheimer Portfolio Series Funds:
Oppenheimer Commodity Strategy Total Return Fund	Active Allocation Fund
Oppenheimer Corporate Bond Fund	Conservative Investor Fund
Oppenheimer Currency Opportunities Fund	Equity Investor Fund
Oppenheimer Developing Markets Fund	Moderate Investor Fund
Oppenheimer Discovery Fund	Oppenheimer Portfolio Series Fixed Income
Oppenheimer Emerging Markets Debt Fund	Active Allocation Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Real Estate Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Rising Dividends Fund
Oppenheimer Flexible Strategies Fund	Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Global Fund	Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Global Allocation Fund	Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Global Multi Strategies Fund	Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Value Fund	Oppenheimer Rochester National Municipals
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Bond Fund	Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund	Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer International Growth Fund	Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Small Company Fund	Oppenheimer Select Value Fund
Oppenheimer International Value Fund	Oppenheimer Senior Floating Rate Fund
Oppenheimer Limited Term California Municipal Fund	Oppenheimer Short Duration Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Limited Term Municipal Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Main Street Fund	Oppenheimer U.S. Government Trust
Oppenheimer Main Street Select Fund	Oppenheimer Value Fund
Oppenheimer Main Street Small- & Mid-Cap Fund	Limited Term New York Municipal Fund
Oppenheimer LifeCycle Funds:	Rochester Fund Municipals
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to each class of shares and the dividends payable on each class of shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which some share classes are subject.

The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. The purpose of the deferred sales charge and asset-based sales charge that are applicable to some other share classes is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

Since July 1, 2011, Class B shares have not been available for purchase by any 457(f) plan or qualified retirement plan, except for purchases by existing OppenheimerFunds Single K plans.

Effective after June 29, 2012, Class B shares are no longer offered for new purchases. See the Prospectus section "More About Your Account" for details.

Class A Sales Charges Reductions and Waivers. There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except for the money market funds (under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a CDSC). As discussed in the Prospectus, a reduced initial sales charge rate may be obtained for certain share purchases because of the reduced sales efforts and reduction in expenses realized by the Distributor, dealers or brokers in making such sales. Sales charge waivers may apply in certain other circumstances because the Distributor or dealer or broker incurs little or no selling expenses. Appendix A to this SAI includes additional information regarding certain of these sales charge reductions and waivers.

A reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or Letter of Intent because of the reduction in sales effort and expenses to the Distributor, dealers or brokers for those sales.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the initial sales charge rate that applies to your Class A share purchases of the Fund if you purchase Class A, Class B or Class C shares of most Oppenheimer funds (including the Fund) or Class A, Class B, Class C, Class G and Class H units of advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor.

A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13 month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor does not fulfill the terms of the Letter within the Letter period, he or she agrees to pay the additional sales charges that would have been applicable to any purchases that are made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow" below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N, Class Y or Class I shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period equals or exceeds the intended purchase amount.

If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

If subsequent eligible purchases during the Letter period cause the amount of total eligible purchases to exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid on those subsequent purchases will be charged at the lower rate as permitted under the Fund's Right of Accumulation policy.

By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a Letter, however defined benefit plans and Single K sole proprietor plans may do so.

Terms of Escrow That Apply to Letters of Intent .

   1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000 (computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

   2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the Transfer Agent may escrow shares in other accounts that are linked for Right of Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the Transfer Agent will escrow future purchases until the escrow amount is met.

   3. If, during the Letter period, an investor exchanges shares of the Fund for shares of another fund (as described in the Prospectus section titled "The OppenheimerFunds Exchange Privilege"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

   4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period, the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

   5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

   6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service (the "IRS"), the conversion of Class B shares to Class A shares is not treated as a taxable event for the shareholder. If those laws or the IRS' interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.  A fund account that has a balance below $500 due to the automatic conversion of Class B shares to Class A shares will not be subject to the Minimum Balance Fee (described below). However, once all Class B shares held in the account have been converted to Class A shares the new Class A share account balance may become subject to that fee.

Share Certificates. When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

AccountLink. Shares purchased through AccountLink will be purchased at the net asset value calculated on the same regular business day if the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares before the close of the NYSE. The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If the Distributor is instructed to initiate the ACH transfer after the close of the NYSE, the shares will be purchased on the next regular business day.

Dividends will begin to accrue on the shares purchased through the ACH system on the next regular business day after the purchase date. If the proceeds of an ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

The minimum purchase through AccountLink is generally $50, however for accounts established prior to November 1, 2002 the minimum purchase is $25.

Asset Builder Plans. As indicated in the Prospectus, you normally must establish your Fund account with $1,000 or more. However, you can open a Fund account for as little as $500 if you establish an Asset Builder Plan at the time of your initial share purchase to automatically purchase additional shares directly from a bank account.

An Asset Builder Plan is available only if your bank is an ACH member and you establish AccountLink. Under an Asset Builder Plan, payments to purchase shares of the Fund will be debited from your bank account automatically. Normally the debit will be made two business days prior to the investment dates you select on your application. Neither the Distributor, the Transfer Agent nor the Fund will be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

To establish an Asset Builder Plan at the time you initially purchase Fund shares, complete the "Asset Builder Plan" information on the Account Application. To establish an Asset Builder Plan for an existing account, use the Asset Builder Enrollment Form. The Account Application and the Asset Builder Enrollment Form are available by contacting the Distributor or may be downloaded from our website at www.oppenheimerfunds.com. Before you establish a new Fund account under the Asset Builder Plan, you should obtain a prospectus of the selected Fund and read it carefully.

You may change the amount of your Asset Builder payment or you can terminate your automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The minimum additional purchase under an Asset Builder Plan is $50, except that for Asset Builder Plans established prior to November 1, 2002, the minimum additional purchase is $25. Shares purchased by Asset Builder Plan payments are subject to the redemption restrictions for recent purchases described in the Prospectus. An Asset Builder Plan may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Electronic Document Delivery. To access your account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I want to..." in the left hand column, or call 1.888.470.0862 for instructions.

How to Sell Shares

Receiving Redemption Proceeds by Federal Funds Wire. The Fund would normally authorize a Federal Funds wire of redemption proceeds to be made on its next regular business day following the redemption. A Federal Funds wire may be delayed if the Fund's custodian bank is not open for business on that day. In that case, the wire will not be transmitted until the next business day on which the bank and the Fund are both open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Redeeming Shares Through Brokers or Dealers. The Distributor is the Fund's agent to repurchase its shares from authorized brokers or dealers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the next net asset value computed after the Distributor or the broker or dealer receives the order. A repurchase will be processed at that day's net asset value if the order was received by the broker or dealer from its customer prior to the time the close of the NYSE. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

For accounts redeemed through a broker-dealer, payment will ordinarily be made within three business days after the shares are redeemed. However, the Distributor must receive the required redemption documents in proper form, with the signature(s) of the registered shareholder(s) guaranteed as described in the Prospectus.

Payments "In Kind." As stated in the Prospectus, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for the Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution "in kind" of liquid securities from the Fund's portfolio. The Fund will value securities used to pay a redemption in kind using the same method described above under "Determination of Net Asset Value Per Share." That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.

Automatic Withdrawal Plans. Under an Automatic Withdrawal Plan, investors who own Fund shares can authorize the Transfer Agent to redeem shares automatically on a monthly, quarterly, semi-annual or annual basis. The minimum periodic redemption amount under an Automatic Withdrawal Plan is $50. Shareholders having AccountLink privileges may have Automatic Withdrawal Plan payments deposited to their designated bank account. Payments may also be made by check, payable to all shareholders of record and sent to the address of record for the account. Automatic withdrawals may be requested by telephone for amounts up to $1,500 per month if the payments are to be made by checks sent to the address of record for the account. Telephone requests are not available if the address on the account has been changed within the prior 15 days.

Fund shares will be redeemed as necessary to meet the requested withdrawal payments. Shares will be redeemed at the net asset value per share determined on the redemption date, which is normally three business days prior to the payment receipt date requested by the shareholder. The Fund cannot guarantee receipt of a payment on the date requested, however. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending on the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

Because of the sales charge assessed on Class A share purchases, shareholders should usually not make additional Class A share purchases while participating in an Automatic Withdrawal Plan. A shareholder whose Class B or Class C account is subject to a CDSC should usually not establish an automatic withdrawal plan because of the imposition of the CDSC on the withdrawals. If a CDSC does apply to a redemption, the amount of the check or payment will be reduced accordingly. Distributions of capital gains from accounts subject to an Automatic Withdrawal Plan must be reinvested in Fund shares. Dividends on shares held in the account may be paid in cash or reinvested. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

The shareholder may change the amount, the payment interval, the address to which checks are to be mailed, the designated bank account for AccountLink payments or may terminate a plan at any time by writing to the Transfer Agent. A signature guarantee may be required for certain changes. The requested change will usually be put into effect approximately two weeks after such notification is received. The shareholder may redeem all or any part of the shares in the account by written notice to the Transfer Agent. That notice must be in proper form in accordance with the requirements in the then-current Fund Prospectus.

The Transfer Agent will administer the Automatic Withdrawal Plan as agent for the shareholder(s) who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic withdrawal payments. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Transfer Agent will terminate a plan upon its receipt of evidence, satisfactory to it, that the shareholder has died or is legally incapacitated. The Fund may also give directions to the Transfer Agent to terminate a plan. Shares that have not been redeemed at the time a plan is terminated will be held in an account in the name of the shareholder. Share certificates will not be issued for any such shares and all dividends will be reinvested in the account unless and until different instructions are received, in proper form, from the shareholder, his or her executor or guardian, or another authorized person.

The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. By requesting an Automatic Withdrawal Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

Transfers of Shares. A shareholder will not be required to pay a CDSC when Fund shares are transferred to registration in the name of another person or entity. The transfer may occur by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a CDSC are transferred, the CDSC will continue to apply to the transferred shares and will be calculated as if the transferee had acquired the shares in the same manner and at the same time as the transferring shareholder.

If less than all of the shares held in an account are transferred, and some but not all shares in the account would be subject to a CDSC if redeemed at that time, the priorities for the imposition of the CDSC described in the Prospectus will be followed in determining the order in which the shares are transferred.

Minimum Account Balance. The minimum account balance is $500.

Minimum Balance Fee. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a share balance of less than $500. The Minimum Balance Fee is automatically deducted from each such Fund account in September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Minimum Balance Fee. These exceptions are subject to change:

  A fund account whose shares were acquired after September 30th of the prior year;

  Accounts of shareholders who elect to access their account documents electronically via eDoc Direct (to access account documents electronically via eDocs Direct, please visit our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery (eDocs Direct)" under the heading "I Want To," or call 1.888.470.0862 for instructions);

  A fund account that has only certificated shares and has a balance below $500 and is being escheated;

  Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system in Networking level 1 and 3 accounts;
  Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
  Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan programs;
  A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted; and
  Accounts held in the OppenheimerFunds Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

Involuntary Redemptions. The Fund's Board has the right to involuntarily redeem shares held in any account with an aggregate net asset value of less than $500. The Board may change the amount of the aggregate net asset value to which this involuntary redemption policy may apply. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations within the last 12-month period. If the Board exercises this right, it may also determine the requirements for any notice to be given to the shareholders (but not less than 30 days). Alternatively, the Board may set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those laws.

The Fund reserves the authority to modify the minimum balance policies in its discretion.

Reinvestment Privilege. Within six months after redeeming Class A or Class B shares, a shareholder may reinvest all or part of the redemption proceeds in Class A shares without a sales charge if:

  An initial sales charge was paid on the redeemed Class A shares or a Class A CDSC was paid when the shares were redeemed; or
  The Class B CDSC was paid on the redeemed Class B shares.

The reinvestment may only be made in Class A shares of the Fund or other Oppenheimer funds into which shares of the Fund are exchangeable, as described in "How to Exchange Shares" below. This privilege does not apply to any other share class or to purchases made through automatic investment options. The Fund may amend, suspend or cease offering this reinvestment privilege at any time for shares redeemed after the date of the amendment, suspension or cessation. The shareholder must request the reinvestment privilege from the Transfer Agent or his or her financial intermediary at the time of purchase.

Reinvestment will be at the next net asset value computed after the Transfer Agent receives the reinvestment order. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there was a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days after the payment of the sales charge, in certain circumstances, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption, however, the sales charge would be added to the basis of the shares acquired with the redemption proceeds.

How to Exchange Shares

Shares of the Fund (including shares acquired by reinvestment of dividends or distributions from other Oppenheimer funds) may be exchanged for shares of certain other Oppenheimer funds at net asset value without the imposition of a sales charge, however a CDSC may apply to the acquired shares as described below. Shares of certain money market funds purchased without a sales charge may be exchanged for shares of other Oppenheimer funds offered with a sales charge upon payment of the sales charge. Exchanges into another Oppenheimer fund must meet any applicable minimum investment requirements of that fund.

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund. Shareholders that own more than one class of shares of the Fund must specify which class of shares they wish to exchange.

You can obtain a current list of the share classes offered by the funds by calling the toll-free phone number on the first page of this SAI.

The different Oppenheimer funds that are available for exchange have different investment objectives, policies and risks. A shareholder should determine whether the fund selected is appropriate for his or her investment goals and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Some of the tax consequences of reinvesting redemption proceeds are discussed in "Reinvestment Privilege," above. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege, however that notice is not required in extraordinary circumstances.

How Exchanges Affect Contingent Deferred Sales Charges. A CDSC will be imposed on Class A shares acquired by exchange if they are redeemed within the CDSC holding period that was applicable to the exchanged shares. For other share classes, a CDSC will be imposed if the shares are redeemed within the CDSC holding period that is applicable to the acquired shares. This includes the redemption of shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. that were acquired by exchange. The CDSC applicable to the share class of the fund you are exchanging into will apply to the acquired shares.

When shares that are subject to a CDSC are exchanged, the priorities for the imposition of the CDSC described in "About Your Account" in the Prospectus will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should consider how the exchange may affect any CDSC that might be imposed on the subsequent redemption of any remaining shares.

For circumstances in which a CDSC on shares acquired by exchange may be waived, see Appendix A "Special Sales Charge Arrangements and Waivers."

Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Automatic Exchange Plans. Under an Automatic Exchange Plan, shareholders can authorize the Transfer Agent to exchange shares of the Fund for shares of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis. The minimum amount that may be exchanged to each other fund account is $50. Instructions regarding the exchange amount, the selected fund(s) and the exchange interval should be provided on the OppenheimerFunds account application or by signature-guaranteed instructions. Any requested changes will usually be put into effect approximately two weeks after notification of a change is received. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in this SAI and in "The OppenheimerFunds Exchange Privilege" section in the Prospectus.

The Transfer Agent will administer the Automatic Exchange Plan as agent for the shareholder(s). Neither the Fund nor the Transfer Agent shall incur any liability for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Any share certificates must be surrendered unendorsed to the Transfer Agent with the plan application to be eligible for automatic exchanges. If the Transfer Agent ceases to act as transfer agent for the Fund, the shareholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

The Fund reserves the right to amend, suspend or discontinue offering automatic exchanges at any time without prior notice. By requesting an Automatic Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans. These provisions may be amended from time to time and any amendments will automatically apply to existing Plans.

Processing Exchange Requests. Shares to be exchanged are redeemed at the net asset value calculated on the regular business day the Transfer Agent receives an exchange request in proper form before the close of the NYSE (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by up to five business days if it is determined that either fund would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

When you exchange some or all of your shares, any special features of your account that are available in the new fund (such as an Asset Builder Plan or Automatic Withdrawal Plan) will be applied to the new fund account unless you tell the Transfer Agent not to do so.

Shares that are subject to a restriction cited in the Prospectus or this SAI and shares covered by a share certificate that is not tendered will not be exchanged. If an exchange request includes such shares, only the shares available without restrictions will be exchanged.

Distributions and Taxes

Dividends and Other Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

Distributions are calculated in the same manner, at the same time, and on the same day for each class of shares but will normally differ in amount. Distributions on Class B and Class C shares are expected to be lower than distributions on Class A and Class Y shares because of the effect of the asset-based sales charge on Class B and Class C shares. Distributions are taxable to shareholders, as discussed below, regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Returned checks for the proceeds of redemptions are invested in shares of Oppenheimer Money Market Fund, Inc. If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund. Reinvestments will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Taxes. The federal tax treatment of the Fund and distributions to shareholders is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders. The tax discussion in the Prospectus and this SAI is based on tax laws in effect on the date of the Prospectus and SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment may differ from the treatment under the Internal Revenue Code as described below.

Before purchasing Fund shares, investors are urged to consult their tax advisers with reference to their own particular tax circumstances as well as the consequences of federal, state, local and any other jurisdiction's tax rules affecting an investment in the Fund.

Qualification and Taxation as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. As long as the Fund qualifies as a RIC, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. One or more Funds might not meet those tests in a particular year. If the Fund does not qualify, the Fund would (unless certain cure provisions apply) be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

Qualifying as a RIC . To qualify as a RIC, the Fund must be a domestic corporation that is either registered under the Investment Company Act as a management company or unit investment trust or is otherwise described in the Internal Revenue Code as having a specific status under the Investment Company Act. The Fund must also satisfy certain tests with respect to (i) the composition of its gross income, (ii) the composition of its assets and (iii) the amount of its dividend distributions.

     Gross Income Test. To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, and certain other income derived with respect to its business of investing in such securities or currencies (including, but not limited to, gains from options, futures or forward contracts), and net income derived from interests in certain "qualified publicly traded partnerships."

     Asset Test. In addition, at the close of each quarter of its taxable year, the Fund must satisfy two asset tests. First, at least 50% of the value of the Fund's assets must consist of U.S. government securities, securities of other RIC's, securities of other issuers ("Other Issuers") and cash or cash items (including receivables). The securities of an Other Issuer are not counted towards satisfying the 50% test if the Fund either invests more than 5% of the value of the Fund's assets in the securities of that Other Issuer or holds more than 10% of the outstanding voting securities of that Other Issuer. Second, no more than 25% of the value of the Fund's total assets may be invested in (1) the securities of any one issuer (other than U.S. government securities and the securities of other RIC's), (2) the securities of two or more issuers (other than the securities of other RIC's) that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of these tests, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

     Dividend Distributions Test. During the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, the Fund must distribute at least 90% of its investment company taxable income and at least 90% of its net tax-exempt income for the taxable year, which is generally its net investment income and the excess of its net short-term capital gain minus its net long-term capital loss.

Failure to Qualify. If the Fund failed to qualify as a RIC, it would (unless certain cure provisions apply) then be unable to deduct from its taxable income the dividend distributions made to its shareholders and therefore those amounts would be subject to a Fund-level corporate income tax. In addition, the Fund would not be able to characterize the distributions made to its shareholders as anything other than ordinary corporate distributions. To the extent the Fund had "earnings and profits" (as determined for tax purposes), distributions to its shareholders would be taxable as ordinary dividend income. In the case of individuals, those distributions may qualify for the maximum 15% tax rate on dividend income (for taxable years beginning before 2013) and, in the case of corporations, they may qualify for the dividends-received deduction.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, the Fund must pay an annual, non-deductible excise tax unless, by December 31st each year, it distributes (1) 98% of its taxable investment income earned from January 1 through December 31, (2) 98.2% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year and (3) undistributed amounts from prior years. It is presently anticipated that the Fund will meet these distribution requirements, although to do so the Fund might be required to liquidate portfolio investments in certain circumstances. In some years, the Board and the Manager may determine that it would be in the shareholders' best interests for the Fund to pay the excise tax on undistributed amounts rather than making the required level of distributions. In that event, the tax may reduce shareholder total returns from the Fund.

Taxation of Fund Distributions. Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code). Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset). The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders reinvesting a distribution in shares of the distributing Fund, or one of the other Oppenheimer funds, will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     Exempt-Interest Dividends. The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the Internal Revenue Code, as amended. Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and reported as "exempt-interest dividends" in a written notice sent by the Fund to its shareholders after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes. To the extent any Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

The Fund will allocate interest from tax-exempt municipal securities (as well as ordinary income, capital gains, and tax preference items discussed below) among its shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year (or under another method, if prescribed by the IRS and SEC). The percentage of each distribution with respect to a taxable year of the Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year. This percentage normally will be determined after the close of the taxable year.

Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes. Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders. Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations. "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities. The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user" or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

     Ordinary Income Dividends. Distributions from income earned by the Fund from one or more of the following sources will be treated as ordinary income to the shareholder:

  certain taxable investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, or its agencies and instrumentalities) or from bonds or other debt obligations;

  income from loans of portfolio securities;
  income or gains from options or futures;
  any net short-term capital gain; and
  any market discount accrual on tax-exempt bonds.

     Capital Gain Distributions. The Fund may either retain or distribute to shareholders its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Currently, the Fund intends to distribute these gains. Distributed net capital gain that is properly reported will be taxable to the Fund's shareholders as long-term capital gain. The amount of distributions reported as net capital gain will be reported to shareholders shortly after the end of each year. Such treatment will apply no matter how long the shareholder has held Fund shares and even if the gain was recognized by the Fund before the shareholder acquired Fund shares.

If the Fund elects to retain all or a portion of its net capital gain for a taxable year, the Fund will be subject to tax on such gain at the highest corporate tax rate. If the Fund so elects, each shareholder of record on the last day of such taxable year will be informed of his or her portion of both the gain and the tax paid, will be required to report the gain as long-term capital gain, will be able to claim the tax paid as a refundable credit, and will increase the basis of his or her shares by the amount of the capital gain reported minus the tax credit.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.

Backup Withholding. The Fund will be required in certain cases to withhold 28% (currently scheduled to increase to 31% after 2012) of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders after the end of each calendar year with a copy sent to the IRS. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

Tax Consequences of Share Redemptions. If all or a portion of a shareholder's investment in the Fund is redeemed, the shareholder will generally recognize a gain or loss on the redeemed shares equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. In general, any gain or loss from the redemption of shares of the Fund will be considered capital gain or loss if the shares were held as a capital asset and will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares. There are limits on the deductibility of capital losses in any year.

All or a portion of any loss on redeemed shares may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption (including purchases through the reinvestment of dividends). In that case, the basis of the acquired shares will be adjusted to reflect the disallowed loss.  For shares acquired on or before December 22, 2010, losses realized by a shareholder on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares. For shares acquired after December 22, 2010, this disallowance rule will not apply to any exempt-interest regular dividend paid by the Fund, provided that the Fund declares exempt-interest dividends daily in an amount equal to at least 90% of its net tax-exempt interest and pays such dividends at least monthly.  If a shareholder exercises the exchange privilege within 90 days after acquiring Fund shares, and no later than January 31 of the following calendar year, in certain circumstances, any loss that the shareholder recognizes on the exchange will be reduced, or any gain will be increased, to the extent that any sales charge paid on the exchanged shares reduces any charges the shareholder would have incurred on the purchase of the new shares in the absence of the exchange privilege. Such sales charge will be treated as an amount paid for the new shares.

Taxation of Foreign Shareholders. Under the Internal Revenue Code, taxation of a foreign shareholder depends primarily on whether the foreign shareholder's income from the Fund is effectively connected with the conduct of a U.S. trade or business. "Foreign shareholders" include, but are not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership.

If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status, the Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided the Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not "effectively connected income," will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign person's country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by the Fund. If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by the Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

For taxable years of the Fund beginning before January 1, 2012, properly reported dividends are generally exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's net long-term capital loss for such taxable year). In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, the Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in the Fund, including the applicability of the U.S. withholding taxes described above and the possible applicability of U.S. estate tax.

Under recently-enacted legislation, payments after 2012 of dividends on, and gross proceeds from the redemption of, shares of the Fund made to "foreign financial institutions" and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

Recently-enacted legislation imposes information reporting requirements on individuals that hold any interest in a "specified foreign financial asset" if the aggregate value of all such assets held by such individual exceeds $50,000. Significant penalties can apply upon a failure to make the required disclosure and in respect to understatements of tax attributable to undisclosed foreign financial assets. This information reporting requirement is generally applicable for taxable years beginning after March 18, 2010. The scope of this reporting requirement is not entirely clear and all shareholders should consult their own tax advisors as to whether reporting may be required in respect of their indirect interests in the Fund's investments.

Tax Shelter and Other Reporting Requirements. If a shareholder realizes a loss on the disposition of Fund shares of at least $2 million in any single taxable year or $4 million in any combination of taxable years (for an individual shareholder); or at least $10 million in any single taxable year or $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $250,000 are not protected by the Federal Deposit Insurance Corporation ("FDIC").

Independent Registered Public Accounting Firm.  KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit and tax services.  KPMG LLP also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

Appendix A

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares of the Oppenheimer funds or the contingent deferred sales charge ("CDSC") that may apply to Class A, Class B, Class C or Class N shares may be waived. That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all Oppenheimer funds have all of the share classes described and not all waivers apply to all Oppenheimer funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

  plans created or qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
  non-qualified deferred compensation plans,
  "Grouped Plans," as defined in the section "Class N Share Availability" in this SAI,
  403(b)(7) custodial plan accounts, and
   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

'' Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).  Class A shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A CDSC if redeemed within 18 months (24 months in the case of shares of Oppenheimer Rochester National Municipals and Rochester Fund Municipals shares purchased prior to 10/22/07), as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A CDSC, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."1 This waiver provision applies to:

  Purchases of Class A shares aggregating $1 million or more ($250,000 or more for certain Funds).
  Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
  Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
  Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date of the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):

  The Manager or its affiliates.
  Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents in law, brothers and sisters, sons  and daughters in law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
  Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
  Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
  Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
  Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
  Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
  "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

  Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

  Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
  Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
  A unit investment trust that has entered into an appropriate agreement with the Distributor.
  Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
  Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
  Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.
  Purchases of Class A shares by former shareholders of Atlas Strategic Income Fund in any Oppenheimer fund into which shareholders of Oppenheimer Global Strategic Income Fund may exchange.
  Purchases of Class A shares by former shareholders of Oppenheimer Total Return Fund Periodic Investment Plan in any Oppenheimer fund into which shareholders of Oppenheimer Equity Fund, Inc. may exchange.
  Purchases of Class A shares within retirement plans that were converted to Class A shares on July 1, 2011.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in Certain Transactions.

      1. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

  Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
  Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
  Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
  Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
  Shares purchased in amounts of less than $5.

      2. Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):

  Retirement Plans that have $5 million or more in plan assets.
  Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A CDSC is also waived if shares that would otherwise be subject to the CDSC are redeemed in the following cases:

  To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
  Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
  For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
  To return excess contributions.
  To return contributions made due to a mistake of fact.
  Hardship withdrawals, as defined in the plan.2
  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.
  Separation from service.3
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
  For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
  For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.

III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds

The Class B, Class C and Class N CDSCs will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. Class C or Class N shares acquired by conversion from another share class are not considered a "purchase" for any purpose.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N CDSCs will be waived for redemptions of shares in the following cases:

  Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
  Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
  The CDSCs are generally not waived following the death or disability of a grantor or trustee for a trust account. The CDSCs will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the Internal Revenue Code).
  Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
  At the sole discretion of the Distributor, the CDSC may be waived for redemptions of shares requested by the shareholder of record within 60 days following the termination by the Distributor of the selling agreement between the Distributor and the shareholder of record's broker-dealer of record for the account.
  Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
  Redemptions by OppenheimerFunds Single K plans of Class B shares purchased after June 30, 2008.

  Redemptions of Class C shares of an Oppenheimer fund, requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

  Distributions4 from Retirement Plans or other employee benefit plans for any of the following purposes:

  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
  To return excess contributions made to a participant's account.
  To return contributions made due to a mistake of fact.
  To make hardship withdrawals, as defined in the plan.2
  To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
  To meet the minimum distribution requirements of the Internal Revenue Code.
  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
  For loans to participants or beneficiaries.5
  On account of the participant's separation from service.6
  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

  Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The CDSC is also waived on Class B, Class C and Class N shares sold or issued in the following cases:

  Shares sold to the Manager or its affiliates.
  Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

  Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

Footnotes to Appendix A:

1. However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
2. This provision does not apply to IRAs.
3. This provision only applies to qualified retirement plans and 403(b)(7) custodial plans after your separation from service in or after the year you reached age 55.
4. The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
5. This provision does not apply to loans from 403(b)(7) custodial plans or from OppenheimerFunds Single K plans.
6. This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Appendix B

Special Investment Considerations of State Municipal Securities. As explained in each Fund's Prospectus, the Funds' investments are highly sensitive to the fiscal stability of the states in which they principally invest, including the states' subdivisions, agencies, instrumentalities or authorities that issue municipal securities contained in the Funds' portfolios. The following information represents a summary of the risks associated with the concentration of a Fund's investments in a state's municipal securities. This information is intended to supplement the information contained in each Fund's Prospectus, and does not purport to be a complete analysis of every risk factor that may affect the obligations of these issuers.

The following information is based on publicly available reports prepared by officials of each state's government or their designees. The information may also be based on official statements and other offering documents relating to securities issued by or on behalf of a state, its agencies, instrumentalities and political subdivisions, as available on the date of this Statement of Additional Information. Although this information is generally compiled from state resources, the Funds do not make any representation as to the accuracy of the information contained herein. The Funds have not independently verified this information and the Funds do not have any obligation to update this information throughout the year.

In addition, this information is subject to change rapidly, substantially and without notice. Such changes may negatively impact the fiscal condition of the states in which the Funds invest, which could harm the performance of the Funds. Accordingly, inclusion of the information herein shall not create an implication that there has not been any change in the affairs of the relevant states since the date of this Statement of Additional Information. More information about state specific risks may be available from official state resources.

The state bond ratings provided below are current as of the date specified. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings that are unrelated to the ratings assigned to the state obligations. Investors should note that the creditworthiness of obligations issued by a state's local municipal issuers may be unrelated to the creditworthiness of obligations issued by the state itself, and that there may be no obligation on the part of the state to make payment on such local obligations in the event of the default.

Arizona

Introduction. With a population of 6.5 million, Arizona ("State") is the sixteenth most populous state in the United States. Although its economy is diverse, it has major components in the health services sector, professional and business services sectors and the tourism sector. As these sectors represent the largest share of employment in the State, economic problems or factors that negatively impact these sectors may have a negative affect on the value of the State's municipal securities, which may reduce the performance of the fund.

During the recent recession, Arizona experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face significant fiscal challenges including a high unemployment rate and continued weakness in the residential and commercial real estate markets. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly hurt the State and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the State continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, Arizona has faced slowed growth and declining tax revenues in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration of the State's financial condition may harm the value of the securities issued by the State and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Arizona received over $235 billion in estimated personal income in 2011. As a result, residents of Arizona had a per capita income of $35,875, which is below the national average of $41,663 over the same period.

Arizona's civilian labor force consists of approximately 3.0 million individuals. As of May 2012, Arizona had an unemployment rate of 8.2%, down from 9.6% in May of 2011. Arizona's current unemployment rate matches the national average of 8.2%.

Arizona's economy is still suffering from the effects of the 2008 recession, but some indicators are positive. Annual average job growth was 2.1% in the first quarter of 2012. The areas of greatest job growth are construction, educational and health services, and leisure and hospitality. However, the potential of a second economic downturn is possible.

The economic indicators were not entirely positive, however. The public sector continues to lose jobs, shedding 8,900 government jobs from May 2011 to May 2012. There are 25,000 new weekly unemployment claims in Arizona, 10,000 more than a typical health economy, and 1.9% of individuals living in Arizona receive State welfare or cash assistance of some kind. Additionally, the housing market continues to undermine economic growth, with 20,000 pending foreclosures in Maricopa County alone, and 47% of all mortgages in the State under water.

Budget. While Arizona's FY2012 and FY2013 budgets project budget surpluses for FY2012 and FY2013, Arizona has a long evolving structural deficit that resulted in a severe misalignment between revenues and expenditure during the 2008 recession and subsequent years. With the loss of 280,000 jobs and a severe drop in the housing market crash, State revenue decreased by 4.6% in FY2008 and continued to drop in FY2009 and FY2010 by 18.2% and 10.3%, respectively. In FY2010, corporate income tax collections were almost 60% below their peak in 2007.

The structural shortfall resulting from decreased revenue was further exacerbated by several costly, but unfunded, programs enacted by the State in December 2007, before the recession began. This included a property tax reform that gradually reduced the local property tax and shifted school funding obligations to the State's General Fund (as used in this section, the "General Fund"), and a voter initiative (Proposition 204) (discussed in more detail below) that expanded Medicaid eligibility and, ultimately, enrollment.
These problems were compounded by rapid growth. Arizona has consistently ranked among America's fastest growing states. While that growth has fueled State revenues, it has also increased demand for a variety of State services, including education, health care and corrections-the largest areas of government spending.

Two voter-approved initiatives have limited the ability of State government to address these budgetary problems. Proposition 108, enacted in 1992 to make it more difficult for the State Legislature ("Legislature") to raise taxes or fees, requires a two-thirds vote of each house of the Legislature for any act that results in a net increase in State revenues. Proposition 105, enacted in 1998, limits the Legislature's ability to change the provisions of voter-approved programs and forces the State to continue spending for those same programs without any consideration of budget problems. These and other factors resulted in a budget deficit of $2.99 billion in FY2009 and $3.401 billion in FY2010.

The Governor and the Legislature have taken various actions to address the budget shortfall. The Initial 2011 Budget Act ("FY2011 Budget"), signed in March 2010, reduced State agency budgets, imposed debt management strategies and placed several initiatives before the voters to help close the deficit. Of the $13.9 billion in shortfall solutions, $3.8 billion, or 27%, were permanent solutions; $9.3 billion, or 67%, were one-time solutions; and $0.8 billion, or 6%, were income from the 1-cent sales tax approved by voters in May 2010. The total General Fund budget fell from $10.6 billion in the FY2009 budget to $8.4 billion in FY2011 Budget. The net change of $2.2 billion consisted of $3.4 in spending reductions, $1.5 in spending increases due to statutory funding formula requirements and a net $0.3 billion in reductions due to funding shifts and rollover payments.

As a result of these changes and mild improvements in the State economy, the General Fund ended FY2011 with a slight budget surplus. Due to base revenue growth of 11.6%, total revenue for FY2011 was $8.34 billion, $335 million above forecast. The base revenue growth should not be over emphasized, however, as revenue was the lowest of the three-year recession in FY2010. Additionally, the enacted FY2011 Budget relied on substantial federal stimulus funding that soon expires.

The amended State budget for FY2012 ("FY2012 Budget") forecasts continued base revenue growth at 5.6%, resulting in a surplus of $187 million, with revenue of $8.7 billion and spending of $8.5 billion. Likewise, the recently enacted budget for FY2013 ("FY2013 Budget") projects an $80 million surplus, with revenue of $8.5 billion and spending of $8.5 billion. Baseline growth is also projected in the FY2013 budget to continue at 5.1%.

Ninety-one percent of General Fund revenue is generated by three taxes-sales and use tax, individual income tax, and corporate income tax. Sales tax revenue and individual income tax revenue are both projected to increase in FY2012 and FY2013. Sale tax revenue is forecasted in the FY2013 Budget to increase by 5.0% in FY2012 and 4.7% in FY2013, while individual income tax revenue is projected to increase by 6.8% in FY2012 and 5.6% in FY2013. However, the FY2013 Budget forecasts corporate income tax revenue to remain substantially below pre-recession levels due to previously enacted tax law changes.

The FY2013 Budget projects that spending increases will outpace revenue growth by 2014. The three main drivers of General Fund spending are education, health and prisons, which represent 86% of the on-going General Fund budget, and increases in Medicaid caseloads and K-12 enrollment increased formula spending by $30 million in FY2013 and $268 million in FY2014. Spending increases are also attributable to the State's distribution to Urban Revenue Sharing, which will increase by $89 million in FY2013, and debt service costs, which will increase spending by $50 million in FY2013 and $20 million in FY2014. Two thousand new private prison beds currently pending legislative approval will also increase annual expenditures beyond those projected in the FY2013 Budget. These and other increases in expenditures combined with the expiration of the 1-cent sales tax in 2014, which will reduce revenue by $913 million, are projected to result in budget shortfalls of $402 million and $410 million for FY2014 and FY2015, respectively.

These projections assume that the State does not enact any new permanent spending or tax reduction initiatives. It also assumes that the Legislature continues to suspend $730 million in statutory funding formulas annually. If funded, those formulas would eliminate the short-term balances and create a long-term structural shortfall. Additionally, any serious federal deficit reduction would likely lead to a reduction in State aid.

Spending in FY2013 and FY2014 could also be influenced by changes in Arizona's Medicaid program. Increases in the Medicaid caseload are projected to increase spending by $99 million in FY2013 and $206 million in FY2014, but these increases may be higher depending on the status of the State's Childless Adult Enrollment Freeze. Since the enactment of Proposition 204, which lowered Medicaid eligibility standards, in 2000, Arizona's Medicaid eligible population has increased by an average of 9.9% annually. In response to the rising costs of increased enrollment, the Legislature prohibited all new enrollments of childless adults in July 2011. The enrollment freeze is estimated to save $305 million a year in Medicaid costs, but will expire in 2014 without legislative action. Additionally, a legal challenge currently pending in the Arizona Supreme Court could, if successful, reinstate enrollment of childless adults in FY2013 and eliminate any projected budget surplus for the year.

As of the date of this SAI, it is unclear how federal health care legislation will affect State health care costs. Before the United States Supreme Court ruled in June of this year that states could opt out of the Medicaid expansion mandated by the Patient Protection and Affordable Care Act, Arizona projected that implementing federal health care requirements would cost the State $40 million in FY2014 for a half year and $210 million in FY2015 for a full year. The Supreme Court's ruling could alter these estimates.

Debt. The Arizona Constitution limits debt backed by General Fund revenue to $350,000; therefore, most bonds are secured by lottery revenue, highway user fees and university tuition. In FY2010, $450 million of lottery revenue bonds were issued to help solve the budget shortfall, resulting in a loss of General Fund revenue of $21 million initially and increasing to $37 million annually. Based on numbers from the end of FY2011, state and local governments in Arizona owe more than $66.5 billion in outstanding debt and unfunded obligations, primarily in the form of government bonds, lease-purchase agreements and unfunded government pensions. State-issued bonds account for $44 billion of Arizona's outstanding debt.

Since 2010, over $1 billion has been raised through lease-purchase agreements in which state buildings are mortgaged as collateral to sell certificates of participation to private investors. Current lease-purchase agreements will ultimately require $1.6 billion to repay and it is estimated that in FY2012 General Fund debt service and lease purchase financing alone will cost $293 million.

Additionally, according to official estimates, State pensions are underfunded by more than $12.5 billion. Other retiree benefits, including health insurance premiums paid by the pension funds, add another $769 million in unfunded obligations. The independent pension funds of Phoenix and Tucson have a combined deficiency of $1.7 billion, resulting in a total unfunded balance of $15 billion.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the State with respect to these lawsuits. However, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the State.

Additionally, the State is subject to numerous lawsuits that are challenging State efforts to decrease spending, including the enrollment freeze on the Medicaid eligible childless adult population, estimated to save $350 million in FY2013; the 5% Medicaid provider rate reduction, saving $98 million a year; and the use of a more limited K-12 inflation factor for just transportation costs, saving $74 million a year. If plaintiffs are successful, the lawsuits could increase State expenditures by more than $475 million.

Credit Rating. As of July 17, 2012, Arizona's general obligation bonds were rated AA- by Standard & Poor's and Aa3 by Moody's. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities.

Maryland

Introduction. With a population of over 5.8 million, the State of Maryland ("State") is the nineteenth most populous state in the country. Employment is based largely in the trade, transportation and utilities sectors, the education and health services sectors and the professional and business services sectors. In addition, government agencies at the federal, state and local levels employ a significant portion of Maryland's population. As these sectors represent a significant share of employment in the State, economic problems or factors that negatively impact these sectors may have an adverse affect on the value of Maryland's municipal securities, which may reduce the performance of the fund.

During the recent recession, Maryland experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face significant fiscal challenges including substantial unfunded liabilities in the State's pension and retirement systems and the potentially harmful impact that the downsizing of the federal government may have on the State. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly hurt the State and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the State continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the State has faced budget deficits in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration of the State's financial condition may harm the value of the securities issued by the State and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Maryland received over $297 billion in estimated personal income in 2011. As a result, residents of Maryland had a per capita income of $51,038, which compared favorably to the national average of $41,663 over the same period.

Maryland's civilian labor force consists of approximately 3 million individuals. As of May 2012, Maryland had an unemployment rate of approximately 6.8%, which is down from a high of 8.0% in March 2010. Maryland's current unemployment rate is below the national average of 8.2%.

Although economic output in Maryland deteriorated at a slower rate than in the rest of the nation, Maryland's economy is slowly recovering from the recession. In 2011, Maryland witnessed its first growth in total non-farm employment in three years. The most recent data reviewed by the State of Maryland Board of Revenue Estimates states that Maryland's employment increased by over 8,700 jobs in 2011, which is a growth rate of just 0.3%. Meanwhile, wage and salary income increased 3.5% in the first quarter of 2011, which was the best performance in three years, but this growth slowed to 2.5% in the third quarter of 2011. Average hourly wages, on the other hand, declined by 1.4% for the year. The growth in Maryland's employment has been uncharacteristically slow for an economic recovery. As of December 31, 2011, Maryland returned 45.1% of the jobs it lost during the recession, compared to the return of 30.3% of the jobs lost nationally. Recent analysis forecasts employment growth in the State of roughly 1% over the next several years, with wages growing at an annual rate of approximately 3.5%.

Although it is currently expected that Maryland will experience conservative economic growth over the next several years, the State faces significant uncertainties that may harm the State's recovery. Perhaps most important among these potential challenges is the impact that federal budget cuts may have on the State. On August 2, 2011, President Obama approved the Budget Control Act of 2011, which provides for between $2.1 trillion and $2.4 trillion of budgetary savings to the federal government over the next ten years. The first phase of these spending reductions is set to be implemented through a $917 billion cut in federal discretionary expenditures.

Based on the State's proximity to Washington, D.C., and the number of federal military installations present in the State, the federal government employs a disproportionately large portion of Maryland's residents. In addition, many of the State's businesses rely on contractual outlays from the federal government. Because of these pending cuts, the State's General Fund revenue forecast accounts for a loss of nearly 5,000 jobs in FY2013, 12,000 in FY2014, and 12,700 in FY2015. These totals are expected to reduce the State's employment rate by half of a percentage point in the latter years of the projections. Ultimately, the impact of any federal budget cuts on the State could be greater or less than these projections, which could have a significant impact on the value of the State's securities.

Other economic indicators also show mixed results for Maryland's future economic performance. Home sales in Maryland started to slow in 2005, with prices declining in 2008. Reports show that the median price for a home sold in 2010 declined 4.1% from the median price in 2009, a marginal improvement compared to the 2009 year-over-year decline of 10.1%. The construction industry has also contracted as new home construction slowed significantly and commercial construction was unable to compensate. In addition, retail sales of items such as appliances and furniture, typically associated with a strong housing market, remain depressed compared to pre-recession levels.

Budget. On April 8, 2011, the General Assembly enacted the General Fund budget for FY2012 ("FY2012 Budget"). The FY2012 Budget includes $14.7 billion in appropriations compared to only $13.9 billion in estimated revenues, leaving a projected budget gap of approximately $838 million between General Fund revenues and expenditures. The budget reserved approximately $6.1 billion in appropriations for local governments and $4.0 billion in appropriations to support public health services, of which the State's Medicaid program would receive approximately $2.6 billion. In addition, the FY2012 Budget set aside $1.5 billion in contributions to the Maryland State Retirement and Pension System and provided $867.3 million in special funds to pay the State's debt service costs for the year. On March 7, 2012, the Board of Revenue Estimates reduced its mid-year FY2012 General Fund revenue estimate from $14.0 billion to $13.97 billion, which reduced the estimated General Fund balance on a budgetary basis as of June 30, 2012 to $205.3 million.

On January 18, 2012, the Governor presented his proposed General Fund budget for FY2013 ("Proposed Budget"). The Proposed Budget calls for $15.3 billion in General Fund appropriations, which is an increase of approximately 3.9% from the FY2012 Budget. In addition, the Governor's proposal assumed General Fund revenues of $14.4 billion. Making up the majority of the Governor's proposed appropriations are $6.0 billion in disbursements to localities (down 1% from FY2012) and $4.1 billion in support for public health services, of which $2.5 billion would go to the State's Medicaid program. Moreover, the Proposed Budget would allocate $1.3 billion in total fund contributions to the Maryland State Retirement and Pension System (a decrease of approximately 13% from FY2012), as well as $909.6 million in special funds to service the State's outstanding debt obligations (an increase of 4.8% from FY2012). On March 7, 2012, the Board of Revenue Estimates revised its General Fund revenue estimate for FY2013 downward to $14.37 billion.

As evidenced by the substantial governmental outlays in recent years, underfunded retirement and pension plans continue to add spending pressure to the State's budget. The Maryland State Retirement and Pension System ("System") is made up of two cost-sharing employer pools (the "State Pool" and the "Municipal Pool"). The State Pool consists of State agencies, boards of education, community colleges and libraries. The Municipal Pool consists of the participating governmental units that elect to join the System. The State Pool comprises five distinct systems or plans: the Teachers' Retirement and Pension System, the Employees' Retirement and Pension System, the State Police Retirement System, the Judges' Retirement System, and the Law Enforcement Officers' Pension System. As of June 30, 2011, membership in the System consisted of 169,426 active members, 44,359 vested former members, and 112,896 retirees and beneficiaries. Together, the Teachers' and Employees' Pension Systems account for 98.1% of membership in the State Pool. As of June 30, 2011, the System had an unfunded actuarial accrued liability of $18.77 billion.

In an attempt to address this substantial unfunded liability, Maryland enacted significant pension reforms in 2011. These pension reforms increased employee contributions from 5% to 7% of annual earnable compensation, decreased future annual cost of living adjustments from a 3% cap to a 2.5% cap and linked the cap to the System's achievement of annual return on investments, among other initiatives. After enactment of these reforms, the System's actuary projected that the State Pool portion of the System would reach approximately 80.0% funding by FY2023, three years faster than pre-reform projections, and would reach full funding in FY2031. These projections were based on the System achieving its assumed investment return of 7.75%. As a result of the System achieving a one-year annualized return on investment of 20.38% as of June 30, 2011, the actuary's revised projection is that the System will exceed 80% funding by FY2020 and will achieve full funding by FY2030. Each year's investment returns will affect the actuary's projections of future funding status.

Debt. The State issues general obligation bonds for capital improvements and for various State-sponsored projects. In addition, the Maryland Department of Transportation issues for transportation purposes its limited, special obligation bonds payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Likewise, other agencies and instrumentalities of the State are authorized to issue bonds backed by specific revenues. There is no general debt limit imposed by the State Constitution or public general laws. Although the State has the authority to make short-term borrowings in anticipation of taxes and other receipts up to a maximum of $100.0 million, the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes recently. As of June 30, 2011, the State had outstanding bonds totaling $15.1 billion. Of this amount, $7.0 billion were general obligation bonds backed by the full faith and credit of the State. The remaining $8.1 billion were secured solely by the specified revenue sources associated with the bond issues.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the State with respect to these lawsuits. Generally, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the State. However, an adverse judgment in the case summarized below may have a material impact on Maryland's fiscal condition.

The State is the defendant in a class action proceeding in the Circuit Court for Anne Arundel County challenging the 2007 enactment by the General Assembly of certain statewide ground rent reforms. Plaintiffs allege an unconstitutional regulatory taking of property without just compensation in violation of the constitutions of both the United States and Maryland. The plaintiffs seek damages in excess of $100 million. In a recent case challenging the constitutionality of the ground rent reforms, the Maryland Court of Appeals held that certain provisions of the ground rent reforms were unconstitutional as impermissible takings. As a result, the Circuit Court for Anne Arundel County concluded that the statutes at issue are unconstitutional and granted summary judgment to the plaintiffs.

While it is likely that the State will appeal the decision of the Circuit Court, success on appeal is uncertain, and an unfavorable outcome for the State is a distinct possibility. If the Circuit Court decision is upheld on appeal, it would not involve a material impact on the State's finances because the relief granted would be limited to striking down the statute. That decision could, however, expose the State to lawsuits brought by ground rent owners alleging a temporary taking of their ground rent property during the time period the challenged statutory provisions were in place. In the alternative, if the plaintiffs obtain a judgment that grants the relief they seek, that judgment could potentially have a material impact on the State's finances. Any adverse judgment would likely be the subject of appeals and/or curative legislation, both of which could reduce any material financial impact on the State.

Credit rating. As of July 17, 2012, Maryland's general obligation bonds were rated Aaa by Moody's, AAA by Standard & Poor's and AAA by Fitch. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities.

Massachusetts

Introduction. With a population of over 6.5 million, the Commonwealth of Massachusetts ("Commonwealth") is the fourteenth most populous state in the country. Although its economy is diverse, it has major components in the health care and social assistance sectors, the professional and technical services sectors, the educational services sector and the finance and insurance sectors. Combined, these sectors employ approximately 40% of the Commonwealth's workers and pay approximately 47% of its wages. As these sectors represent the largest share of employment in the Commonwealth, economic problems or factors that negatively impact these sectors may have an adverse affect on the value of the Commonwealth's municipal securities, which may reduce the performance of the fund..

During the recent recession, Massachusetts experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the Commonwealth continues to face significant fiscal challenges including substantial expenditures on health care and sizeable debt servicing obligations. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly hurt the Commonwealth and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the Commonwealth continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the Commonwealth has faced fiscal stress in recent years.

There can be no assurances that the Commonwealth will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the Commonwealth's financial condition. Any deterioration of the Commonwealth's financial condition may harm the value of the securities issued by the Commonwealth and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Massachusetts received over $353 billion in estimated personal income in 2011. As a result, residents of Massachusetts had a per capita income of $53,621, which compared favorably to the national average of $41,663 over the same period.

Massachusetts's civilian labor force consists of approximately 3.4 million individuals. As of May 2012, Massachusetts had an unemployment rate of approximately 6.0%, which is down from a high of 8.7% in March 2010. Massachusetts's current unemployment rate is below the national average of 8.2%.

Like many industrial states, Massachusetts has seen a steady decline in its manufacturing jobs base over the last two decades, not only as a share of total employment, but in the absolute number of jobs as well. Several service sectors, led by health care related services and education services, have grown to take the place of manufacturing in driving the Massachusetts economy. These sectors now account for more than half of total payroll employment, while financial activities, government and trade, transportation and utilities have remained relatively level or declined in share.

After a 0.3% increase in 2010, employment grew by 0.6% in 2011, which was 3.9% below the last peak in 2001. Meanwhile, the comparable growth rate for the nation was up 1.1% in 2011, down 0.4% from 2001. The latest seasonally adjusted employment estimate for the Commonwealth (3.23 million for February 2012) is approximately 150,000 below the peak month in 2001 (3.38 million in February 2001) and approximately 13,000 below the last peak in January 2009 (3.22 million).

While the national and state economies continued to grow following the recession, this growth slowed down in 2011 and is expected to remain slow during 2012 and 2013. As a result, employment in Massachusetts is expected to increase at a rate of 1.4% and 0.9% for FY2012 and FY2013, respectively. Although employment growth is projected to remain slow, personal income in the Commonwealth (excluding capital gains) is expected to grow by 4.2% for FY2012, with an additional growth of 6.3% in FY2013. Massachusetts wages and salaries are also projected to increase by 4.7% for FY2012, with an estimated increase between 3.4% and 6.4% in FY2013.

Budget. On July 11, 2012, the Governor approved the Commonwealth's budget for FY2012 ("FY2012 Budget"). The FY2012 Budget called for $30.6 billion in appropriations based on an estimated tax revenues of $20.6 billion. The FY2012 Budget also assumed total federal transfers of $7.8 billion, which includes federal reimbursements for the federal government's share of programs such as Medicaid and block grants for certain other programs and activities. In October 2011, the Commonwealth's Executive Office of Administration and Finance ("Finance Office") revised the tax revenue estimate upward to $21.0 billion. In addition, the Finance Office revised the aggregate FY2012 non-tax revenue projection downward by $26 million. These estimates took into account the reduction in the Commonwealth's income tax rate to 5.25%, which took effect January 1, 2012.

In March 2012, the Finance Office updated its spending and revenue assumptions for FY2012. Spending projections were lowered from $31.375 billion to $31.174 billion. This reduction was due, in part, to additional savings achieved in state health care spending and lower projected costs for debt service in FY2012. In addition, FY2012 budgetary assumptions were updated to reflect year-to-date tax collection trends, which indicated that the Commonwealth would fall more than $200 million short of its projected revenues of $21.0 billion. Based on these updated spending and revenue assumptions, however, the Executive Office for Administration and Finance continued to project that budgetary resources would be sufficient to meet estimated budgetary expenditures for FY2012.

On January 12, 2012, a consensus tax revenue estimate of $21.95 billion for FY2013 was agreed upon by the Finance Office and the chairs of the House and Senate Committees on Ways and Means. This revenue estimate represents an increase of 4.5% from the revised FY2012 estimate of $21.0 billion. However, due to statutory requirements, certain portions of this estimated revenue must be dedicated to specific appropriations in FY2013. For example, $100 million would be required to be deposited into the Commonwealth's Stabilization Fund, while $1.55 billion would be directed to the Commonwealth's pension obligations. More than $785 million of these projected revenues would be allocated to the Massachusetts Bay Transportation Authority, with an additional $689 million dedicated to the Massachusetts School Building Authority. After taking into account these non-discretionary appropriations, the Commonwealth would be left with $18.8 billion in tax revenues to spend as part of its FY2013 budget.

On January 25, 2012, the Governor proposed his budget for FY2013 ("Proposed Budget"). The $32.3 billion proposal represents an increase of 2.9%, or $936 million, from the FY2012 Budget. The Proposed Budget also assumes non-budget spending of $14.87 billion. Non-budget spending consists of trust fund expenditures, capital projects and federal grants, which are projected to account for nearly 30% of all state spending in FY2013.

In addition, the Proposed Budget relies heavily on expenditures made from one-time resources, such as a $400 million withdraw from the Commonwealth's Stabilization Fund. The Proposed Budget also contains an estimated $260 million in new revenue initiatives and certain cost saving measures that are expected to generate the savings assumed in the Governor's proposal.

Health care costs continue to be the largest driver of government spending. The Proposed Budget would allocate $11.1 billion to MassHealth, the Commonwealth's Medicaid program. This amount represents an increase of approximately $518 million from FY2012, and accounts for nearly 35% of all appropriations in the Proposed Budget. As part of the proposal, the Governor would control costs related to MassHealth by promoting greater competition among health service providers in the marketplace and renegotiating certain contracts with state agencies, among other efforts. The Finance Office estimated that without these efforts, health care costs would account for nearly 50% of the Commonwealth's budget by 2020.

On April 25, 2012, the Massachusetts House of Representatives approved its version of the FY2013 budget ("House Budget"). The House Budget provides for $32.4 billion in spending, which is approximately $144 million greater than the Governor's Proposed Budget. Like the Proposed Budget, the House Budget relies on a one-time withdrawal of $400 million from the Commonwealth's Stabilization Fund. However, the House Budget includes only $69 million out of the $260 million in new revenue initiatives proposed by the Governor.

On July 8, 2012, the Governor signed the FY2013 budget into law ("FY2013 Budget"). The $32.5 billion budget funds local aid at $5.32 billion, an increase of 3.7% over FY2012. In addition, the budget increases state aid to education by 4.5% for a total of $4.17 billion. Furthermore, the FY2013Budget will leave the Commonwealth's stabilization fund with a projected balance of $1.28 billion for FY2014. This budget represents an overall increase of approximately 3.7% from FY2012, which is less than the projected rate of growth in tax revenue collections for FY2013.

A potential risk to Massachusetts's fiscal health arises from the pending downsizing of the federal government. Massachusetts has received substantial support from the federal government as part of the federal government's stimulus program in recent years. Beginning in FY2012, however, this additional support is no longer available to the Commonwealth. Moreover, Massachusetts has received large transfers from the federal government in recent years to support certain programs and activities in the Commonwealth. However, on August 2, 2011, President Obama approved the Budget Control Act of 2011, which provides for between $2.1 trillion and $2.4 trillion of budgetary savings to the federal government over the next ten years. The first phase of these spending reductions is set to be implemented through a $917 billion cut in federal discretionary expenditures. As of the date of this SAI, it is unclear how these reductions in federal spending will affect the Commonwealth, but they may result in future budget deficits, which could negatively affect the value of the Commonwealth's municipal securities.

Debt. The Commonwealth is authorized to issue three types of direct debt: general obligation debt, special obligation debt and federal grant anticipation notes. General obligation debt is secured by a pledge of the full faith and credit of the Commonwealth. Special obligation debt may be secured either with a pledge of receipts credited to the Commonwealth Transportation Fund (formerly the Highway Fund) or with a pledge of receipts credited to the Convention Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. As of December 31, 2011, the Commonwealth had approximately $18.5 billion in general obligation bonds outstanding, of which $15.0 billion, or approximately 81% was fixed rate debt and $3.5 billion, or 19%, was variable rate debt. In addition, the Commonwealth had over $2 billion in combined special obligation debt and federal grant anticipation notes outstanding. Massachusetts is projected to spend more than $2.4 billion in FY2013 to service this debt, which represents an increase of approximately $178 million from FY2012.

In addition, the Commonwealth's five-year capital investment plan, which is reviewed annually, calls for bond issuances of approximately $2.2 billion and $2.3 billion in FY2012 and FY2013, respectively. For cash flow needs, the Commonwealth's Treasurer issued $1.2 billion in Revenue Anticipation Notes (RANs) on November 22, 2011 at an average borrowing cost of 0.1%. The RANs were repaid on April 26, 2012 and May 31, 2012. To accommodate cash flow needs for FY2013, the Treasurer expects to issue RANs in September 2012 with repayment in the final quarter of FY2013.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. However, as of May 8, 2012, it was the opinion of the Attorney General of the Commonwealth that there was no pending or overtly threatened litigation that would likely result, either individually or in the aggregate, in a final judgment against the Commonwealth that would materially affect its financial condition.

Credit rating. As of July 17, 2012, Massachusetts's general obligation bonds were rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth, its municipalities and their political subdivisions, instrumentalities and authorities.

Michigan

Introduction. With a population of approximately 9.9 million, Michigan ("State") is the eighth most populous state in the United States. Although its economy is diverse, it has major components in the manufacturing sector, particularly in the automotive industry, the agricultural sector and the technology sector. General Motors Company ("General Motors"), Ford Motor Company ("Ford") and Chrysler Group LLC ("Chrysler") all have their headquarters in Michigan. As these sectors represent the largest share of employment in the State, economic problems or factors that negatively impact these sectors may have a negative affect on the value of the State's municipal securities, which may reduce the performance of the fund.

During the recent recession, Michigan experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face significant fiscal challenges including a high unemployment rate and troubles in the automotive industry, including the bankruptcies of two of the State's largest employers, General Motors and Chrysler. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly hurt the State and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the State continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, Michigan has faced fiscal stress in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration of the State's financial condition may harm the value of the securities issued by the State and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Michigan received over $360 billion in estimated personal income in 2011. As a result, Michigan had a per capita income $36,533, which is below the national average of $41,663 over the same period.

Michigan's civilian labor force consists of approximately 4.6 million individuals. As of May 2012, Michigan had an unemployment rate of approximately 8.6%, which is down from 9.7% in January 2012.

The global recession particularly impacted Michigan as the automotive sector is a fundamental component of Michigan's economy and the recession caused a dramatic decrease in new vehicle sales. Both General Motors and Chrysler filed for Chapter 11 bankruptcy protection in 2009, which had widespread effects across the State's industrial base. In August 2009, the State's unemployment rate was at 14.1%. Although the State's unemployment rate has fallen, the unemployment rate still remains above the national average of 8.2%.

However, economic trends in Michigan are positive. The State has projected light vehicle sales in the United States of 14.4 million units in 2012, 15.1 million units in 2013 and 15.6 million units in 2014. These projections represent changes from the prior year of 13.4%, 4.9% and 3.3%, respectively. Michigan estimates that General Motors, Chrysler and Ford will account for approximately 45% of these light vehicle sales. As a result, Michigan has projected increases in the State's personal income of 3% in 2012, 2.6% in 2013 and 4.2% in 2014. The State has also projected an unemployment rate of 8.0% in 2013 and 7.6% in 2014.

Budget. The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) are limited in a fiscal year to 9.49% of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater. The State may raise taxes in excess of the limit when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the percentage in effect in the 1978-79 fiscal year. Michigan originally determined that percentage to be 41.6%. As a result of litigation, effective with FY1993, the State adjusted the required percentage of spending paid to local government units to 48.97%. The Governor's Budget for FY2012 recommends $711.1 million in required revenue sharing payments in FY2013 and $730.6 million in such payments in FY2014.

Additionally, Michigan's Constitution includes a provision that limits revenue growth. This constitutional limitation (commonly known as the Headlee amendment) has been in place since 1978. The Headlee amendment limits annual growth in State revenues to a level that cannot exceed the year-to-year growth in personal income. This limit is intended to ensure that the State's overall revenues, including tax and non-tax revenues, do not grow faster than the incomes of Michigan's citizens. It is anticipated that state revenues will be below the constitutional revenue limit in FY2013 and FY2014.

Introduced on February 9, 2012 the Governor's Budget for FY2013 and FY2014 ("Governor's Budget") estimated increased revenues and a balanced budget.

The Governor's Budget was submitted to the Legislature on February 9, 2012. The Governor's Budget estimates $48.2 billion in revenue from both state and federal sources. The Governor's Budget projects a an overall increase of $622.8 million over previous revenue estimates. Under the Governor's Budget, 45% of General Fund expenditures are directed towards Health and Human Services. The Governor's Budget estimates a balanced General Fund for FY2012 and FY2013. The Governor's Budget also includes $119 million in one-time appropriations for infrastructure spending. The Governor's Budget also allocates $140 million for the Budget Stabilization Fund, commonly referred to as the Rainy Day Fund.

In the previous fiscal year, Michigan's Governor proposed and the Legislature passed legislation reforming Michigan's tax system. The changes to the Michigan tax system replaced Michigan's business tax with a flat corporate income tax set at 6% and the eliminated many of the tax credits for individual taxpayers under Michigan's personal income tax. Under the law, generally only those business entities that issue public or private stock, known as C corporations for federal tax purposes, would be subject to the proposed 6% tax. Other businesses, such as partnerships, sole-proprietorships, limited liability companies and S corporations that are not classified as C corporations for federal tax purposes would be exempt, resulting in tax relief for certain companies. The business tax, which was eliminated for most businesses effective January 1, 2012, generated an estimated $637.3 million in FY2013. The corporate income tax is effective as of January 1, 2012 and is expected to generate $485.6 in FY2013.

In June 2012, the Michigan Legislature passed the Governor's budget, which was signed into law by the Governor on June 26, 2012 ("FY2013 Budget"). The FY2013 Budget includes $49 billion in state and federal revenue, with approximately 75% allocated to education and health and human services. The FY2013 Budget also sets aside $140 million for the Rainy Day Fund. The balance of the Rainy Day Fund will now be $504.9 million. In 2010, the Rainy Day Fund's balance was $2.2 million. The FY2013 Budget also lowers the personal income tax rate from 4.35% to 4.25%, effective October 1, 2012. The FY2013 Budget also includes approximately $1.1 billion in municipal support through revenue sharing payments and local government incentive programs.

The FY2013 Budget also projects a balanced budget for FY2014, with projected total revenues in excess of $49 billion for FY2014.

Debt. The State Constitution limits State general obligation debt to: (i) short term debt for State operating purposes, (ii) short and long-term debt for the purpose of making loans to school districts, and (iii) long term debt for voter approved purposes. Short-term debt for operating purposes is limited to an amount not to exceed 15% of undedicated revenues received during the preceding fiscal year. Under the State Constitution as implemented by statutory provisions, such debt must be authorized by the State Administrative Board and issued only to meet obligations incurred pursuant to appropriation and must be repaid during the fiscal year in which incurred.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount is required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

As of September 30, 2011, the State had total general obligation debt (including principal and interest) of approximately $2.2 billion. For FY2012, no general obligation notes for cash flow purposes were issued as of July.

Litigation. The State is party to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's official statements) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Credit Rating. As of July 17, 2012, Michigan's general obligation bonds were rated AA- by Standard & Poor's and Fitch, and Aa2 by Moody's. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities.

Minnesota

Introduction. With a population of over 5.3 million, the State of Minnesota ("State") is the twenty-first most populous state in the country. Although its economy is diverse, Minnesota has major components in the education and health services sectors, the professional and business services sectors, the retail trade sector and the leisure and hospitality sectors. In addition, a substantial portion of Minnesota's residents are employed by government agencies at the federal, state and local levels. Combined, these sectors employ over half of the State's workers. As these sectors represent a significant share of employment in the State, economic problems or factors that negatively impact these sectors may have an adverse affect on the value of the State's municipal securities, which may reduce the performance of the fund.

During the recent recession, Minnesota experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face significant fiscal challenges including structural budget deficits and considerable underfunding of the State's pension and retirement systems. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly hurt the State and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the State continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the State has faced budget deficits in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration of the State's financial condition may harm the value of the securities issued by the State and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Minnesota received over $238 billion in estimated personal income in 2011. As a result, Minnesota had a per capita income of $44,672, which compared favorably to the national average of $41,663 over the same period.

Minnesota's civilian labor force consists of approximately 2.9 million individuals. As of May 2012, Minnesota had an unemployment rate of approximately 5.6%, which is down from a high of 8.3% in January 2009. Minnesota's current unemployment rate is below the national average of 8.2%.

Recent data from the U.S. Department of Commerce show that Minnesota's economy has fared better than certain U.S. averages since the start of the recession. For example, from 2007 until 2009 real GDP in the state fell by 2.3%, but by 2011 Minnesota's real GDP exceeded its 2007 level by 2.7%. Nationally, GDP fell by 4.4% between 2007 and 2009, and then recovered to a level just 0.04% above its 2007 average by 2011.

Manufacturing output in Minnesota showed the biggest percentage gain over the past four years, growing approximately 13% from its 2007 base. Nationally, manufacturing output in 2011 was 1% below levels observed in 2007. Minnesota's health services sector also showed strong growth, up 7.9% from 2007. But, this fell below the 12.2% growth observed nationally over the same period. In addition, output in Minnesota's construction sector fell by roughly 22% since 2007, slightly more than the nation's 21.5% decline.

Although Minnesota's economic performance may have outpaced many of these national averages, recent economic forecasts for Minnesota have been less optimistic. In February 2012, analysts expected real GDP to grow at an annual rate of 2.1% in 2012 and 2.3% in 2013. In July, estimates were revised downward predicting growth rates of 2.0% in both 2012 and 2013. The expected impact of these revised forecasts on the current biennial budget is slight, with February's forecast for biennial real GDP growth about 0.1% stronger than July's. However, extending the duration of sub-par growth reduced projected growth rates for the FY2014-15 biennium. The July estimates project real GDP growth rates to average 2.7% over FY2014-15, which is 0.4% lower than the rate of growth predicted in February.

Budget. The State passes a biannual budget every other year, generally beginning on July 1 of even numbered years and expiring on June 30 of odd number years. Minnesota's Governor and legislature failed to reach an agreement on an overall budget for the FY2012-13 biennium under the constitutionally required timeframe for the State. As a result, the State's government was shut down from July 1, 2011 until July 20, 2011, when the Governor and the legislature reached an agreement on the overall budget for the FY2012-13 biennium ("Budget").

As of June 2012, State spending for the current biennium is projected to be $62.59 billion. Approximately 53% of that amount ($33.23 billion) is expected to come from the State's General Fund. This represents an increase of more than $3.2 billion from actual General Fund expenditures in the FY2010-11 biennium, which is an increase of 10.9%. Although General Fund expenditures are significantly higher than they were in FY2010-11, they are still among the lowest as a percentage of the State's total operating budget in the last twenty years. The lower percentages in recent years are a result of reductions in General Fund spending that have been greater than reductions in spending from other funds. These lower percentages are also a product of an increase in transfers received from the federal government due in large part to additional spending as part of the federal government's stimulus program. Although the federal stimulus program reached its peak in FY2010-11, undistributed portions of that program are carried into the FY2012-13 biennium.

In addition to the federal stimulus program, the State also receives significant transfers from the federal government related to specific programs and grants. For example, the Minnesota Department of Management and Budget expects the State to receive over $18 billion in federal funds in FY2012-13, which will comprise nearly 30% of the State's total revenues. As federal funding makes up a substantial portion of the State's budget, any reduction in federal funding could have a materially adverse impact on the State's finances. On August 2, 2011, President Obama approved the Budget Control Act of 2011, which provides for between $2.1 trillion and $2.4 trillion of budgetary savings to the federal government over the next ten years. The first phase of these spending reductions is set to be implemented through a $917 billion cut in federal discretionary expenditures. As of the date of this SAI, it is unclear how these reductions in federal spending will affect the State, but they may result in future budget deficits, which could negatively affect the value of the State's municipal securities.

Health and human services costs continue to be the largest driver of government spending in Minnesota. The Budget appropriates over $26.1 billion to health care related programs and services, accounting for more than 41.8% of overall Budget expenditures in the biennium. Of these expenditures, approximately $10.8 billion will come from the State's General Fund, an increase of $2.4 billion from the previous biennium. The next biggest share of Budget expenses are appropriated to support the State's K-12 education system and its related services. These appropriations are expected to total $15.8 billion, which would comprise more than 25% of the Budget. The General Fund is expected to contribute $13.9 billion of this total during the FY2012-13 biennium, which would be an increase of $2.5 billion, or 22%, from the General Fund's FY2010-11 contribution. The largest single reduction in General Fund expenditures from FY2010-11 relates to debt service and capital project allocations. In FY2010-11, the State appropriated more than $853 million to service the State's debt and finance certain capital projects. In the FY2012-13 biennium, however, the State is expected to spend only $499 million on these costs and projects, which is a decrease of $353 million, or 41.5%, from the previous budget.

In February 2011, analysts forecast a budget deficit of more than $5 billion for the FY2012-13 biennium. As enacted, the Budget resolves the majority of this deficit through various budget solutions such as permanent expenditure reductions, mostly in health and human services tax aids and credits and certain costs related higher education. The budget also included one-time actions that extended and increased the K-12 school aid payment shifts, used proceeds from bonds secured by tobacco settlement receipts, transferred resources from other funds and reduced budget reserves. In addition to these budget solutions, the cash flow account was significantly reduced and a balance in the budget reserve was eliminated. The enacted budget also includes substantial revenue, expenditure and reserve changes to address the projected deficit. As of June 2012, these measures are expected to leave a budget balance of $26 million for the FY2012-13 biennium.

Another risk that could jeopardize Minnesota's fiscal health is the underfunding of the State's retirement and pension plans. The State contributes to three statewide retirement systems that cover most of the public employees of the State, its counties, municipalities and school districts. These systems are the Minnesota State Retirement System ("MSRS"), the Public Employees' Retirement Association ("PERA") and the State Teachers' Retirement Association ("TRA"). MSRS consists of ten pension funds, six of these are defined-benefit plans in which the State participates as an employer or otherwise provides general government contributions and contains. PERA is comprised of six pension funds, three of which are defined-benefit plans. The State does not make employer contributions to PERA other than for a small number of specific individuals. TRA consists of a single pension fund into which the State does not make employer contributions except for a relatively small number of defined individuals. As of June 30, 2010, the most recent available information, MSRS, PERA and TRA had over 286,000 active members and more than 401,000 other members, combined. Together with several smaller retirement funds to which the State contributes, these retirement systems had an unfunded actuarial accrued liability of $12.59 billion. To address this liability, the State's legislature passed significant pension legislation in 2010 that increased employee and employer contribution rates, changed post-retirement benefit adjustments, changed interest on refunds and made other adjustments to reduce the funding deficiencies of the State's pension and retirement systems.

Debt. Article XI, Section 5 of the Minnesota Constitution authorizes public debt to be incurred for certain purposes. Article XI requires all such debt to be evidenced by the issuance of State bonds maturing within 20 years of their date of issue, for which the full faith and credit and taxing powers of the State are irrevocably pledged. Public debt is defined to include any obligation payable directly, in whole or in part, from a tax of statewide application on any class of property, income, transaction or privilege, but does not include any obligation which is payable from revenues other than taxes. The Minnesota Constitution places no limitation on the interest rate of bonds that may be authorized for these purposes. As of October 2011, the State had approximately $5.9 billion in general obligation bonds outstanding. In addition, the State had approximately $2 billion of general obligation bonds authorized but unissued at that time. On April 10, 2012, the Minnesota Office of Management and Budget forecast debt service obligations of $301.5 million and $438.9 million in FY2012 and FY2013, respectively. These figures do not represent the total amounts appropriated in each fiscal year for such obligations.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the State with respect to these lawsuits. However, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the State.

Credit rating. As of July 17, 2012, Minnesota's general obligation bonds were rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities.

North Carolina

Introduction. With a population of approximately 9.7 million, North Carolina ("State") is the tenth most populous state in the country. Although its economy is diverse, it has major components in the services sector, agriculture sector and trade sector, with manufacturing, tourism and military presence also contributing to the State's economy. As these sectors represent the largest share of employment in the State, economic problems or factors that negatively impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of the fund.

During the recent recession, North Carolina experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face significant fiscal challenges including a high unemployment rate, which was at 9.4% in May, 2012 and severely weakened manufacturing and constructing sectors negatively impacting the State's economy. Furthermore, the economic outlook in the rest of the country is still uncertain. Another economic downturn could significantly hurt the State and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the State continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, North Carolina has faced fiscal stress in recent years.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration of the State's financial condition may harm the value of the securities issued by the State and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of North Carolina received nearly $350 billion in estimated personal income in 2011. As a result, residents of North Carolina had a per capita income of $36,164, which is below the national average of $41,663 over the same period.

Following an 18.5% increase in population between 2000 and 2010, North Carolina's civilian labor force now consists of more than 4.6 million individuals. As of May 2012, North Carolina had an unemployment rate of 9.4%, which is down from 10.5% in January 2012. North Carolina's unemployment rate is below the national average of 8.2%.

While manufacturing has historically been a major sector of the State's economy, from 2007 to 2011, North Carolina lost over 100,000 manufacturing losses, with the most concentrated losses in the textile and furniture industries. As of July 2011, manufacturing companies employ almost 425,000 people in North Carolina. Services sectors, including information, education and professional services, account for approximately 48% of the State's labor force.

Although it is expected that North Carolina will experience conservative economic growth over the next several years, the State faces significant uncertainties that may harm the State's recovery. In August 2011, Hurricane Irene made landfall in North Carolina, and losses were estimated at $425 million. While victims of the storm have received federal funds, it is expected that the storm could have long-term effects on the State's economy. Additionally, North Carolina has the third largest military population in the U.S. and federal revenues related to the defense sector contribute to the State's economy. Spending reductions by the federal government, which are likely, may negatively impact these sectors.

Budget. The State Constitution in Article III, Section 5 details the duties of the Governor to prepare and recommend to the General Assembly a comprehensive budget of anticipated revenue and proposed expenditures of the State for the ensuing fiscal period. Furthermore, once a budget is enacted by the General Assembly, the Governor is required to administer this budget and ensure that the State does not incur a deficit during any fiscal period. To comply with this mandate the Governor must survey the collection of revenue and effect the necessary economies in the State expenditures whenever she determines that receipts during the fiscal period in question, when added to the beginning unreserved General Fund balance, will not be sufficient to meet budgeted expenditures.

The State Budget Act ("SBA") sets out the procedures by which the State's budget is prepared, adopted and administered. The SBA requires the adoption of a balanced budget and G.S. 143C-4-1 provides guidance as to what constitutes a balanced budget. A budget for a fund is balanced when the beginning unreserved fund balance for a fiscal year, together with the projected receipts to the fund during the fiscal year, is equal to or greater than the sum of appropriations from the fund for that fiscal year. If the Governor finds that revenues to any fund, when added to the beginning unreserved fund balance in that fund, will be insufficient to support appropriations, the Governor shall immediately notify the General Assembly that a deficit is anticipated. Furthermore, the Governor shall report in a timely manner to the General Assembly a plan containing the expenditure reductions and other lawful measures that are to be implemented to avert a deficit. However, the North Carolina Constitution provides that any such reduction in appropriations to avert a deficit shall be made "after first making adequate provision for the prompt payment of the principal of and interest on bonds and notes of the State according to their terms."

The total State budget is supported from four primary sources of funds: General Fund tax and non-tax revenue; Highway Fund and Highway Trust Fund tax and non-tax revenue; federal funds; and other receipts, generally referred to as departmental receipts. Federal funds comprised approximately 35% of the total State budget for FY2012. The largest share of federal funds is designated to support programs of the Department of Health and Human Services. The other major recipients of federal funds are public schools, universities, community colleges and transportation, including highway construction and safety.

Departmental receipts consist of revenues that are received directly by a department and are not tax or non-tax revenue as designated by the General Assembly. Departmental receipts consist of tuition at the universities and community colleges, patient receipts at the hospitals and institutions, sales of goods and services, grants, and various other receipts. These receipts represent approximately 19.5% of the total State budget.

All funds presented to and reviewed by the General Assembly and approved in accordance with its procedures are considered appropriated or authorized by the General Assembly.

Under the North Carolina budget process, in odd numbered years the General Assembly enacts a State budget for the next biennium, consisting of an annual budget for each of the two fiscal years in the biennium. The General Assembly customarily convenes in the second year of the biennium and makes adjustments to the budget previously enacted for that second fiscal year. The State is currently in the biennium that began July 1, 2011 and that ends on June 30, 2013, thus the original budget for FY2012 and FY2013 was enacted in 2011.

In June 2011, the General Assembly enacted a $19.7 billion budget for FY2012 and a $19.9 billion budget for FY2013 ("FY2012-13 Budget") to close a $2.6 billion budget gap in FY2012 through spending reductions, transfers and adjustments from other funds, and tax increases. Spending reductions totaled $2.1 billion in FY2012, with the largest reductions in education and health and human services spending. Spending reductions were estimated to be $2.5 billion in FY2013 with $1.4 billion in reductions to education spending. The General Assembly also increased the State sales tax by 1% and increased the State personal income tax on high-income households, as well as passing an increase in corporate income taxes. The increased taxes were projected to raise $1.3 billion.

In June 2012, the General Assembly passed a bill amending the FY2012-13 Budget. The Governor then vetoed the amendment. In July 2012, the General Assembly overrode the Governor's veto, and the budget amendment came into law. The amended FY2012-13 Budget includes $190 million in education spending reductions.

Debt. As of June 30, 2011, the State had total long-term debt obligations (bonds, special indebtedness and notes) of $8.5 billion, a 4.43% increase from the prior fiscal year. In FY2011, the State issued $500 million in limited obligations for its governmental activities. The North Carolina Turnpike Authority issued $233.92 million in bonds in FY2011 and borrowed $195.8 million in the form of a federal transportation loan.

Litigation. The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. Although an adverse result in any of the cases could have negative budgetary consequences, in the opinion of the Department of State Treasurer after consultation with the Attorney General, an adverse decision in any of these cases would not materially adversely affect the State's ability to meet its financial obligations.

Hoke County et al, v. State of North Carolina and State Board of Education - Right to a Sound Basic Education (formerly Leandro). In 1994, students and boards of education in five counties in the State filed suit in Superior Court requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various statutes relating to public education. Five other school boards and students therein intervened, alleging claims for relief based on the high proportion of at-risk and high-cost students in their counties' systems.

Litigation in the case has continued for almost two decades. The magnitude of State resources that may ultimately be required cannot be determined at this time. However, the total cost could exceed $100 million.

N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et. al, - Use of Administration Payments. On December 14, 1998, plaintiffs, including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties, filed suit in Superior Court requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are civil penalties which under the North Carolina Constitution must be paid to the schools.

On August 8, 2008, the Superior Court entered a judgment of more than $749 million. The court acknowledged, however, that the judicial branch did not have the power to force the State to satisfy the judgment and that any decision to do so would have to come from the legislature. It has been indicated to the school boards that the General Assembly will take the decision into account in its considerations for appropriations to the public schools and they have not attempted to enforce the judgment.

Other Litigation. The State is involved in numerous other claims and legal proceedings, many of which are normal for governmental operation. A review of the status of outstanding lawsuits involving the State by the North Carolina Attorney General did not disclose other proceedings that are expected to have a material adverse effect on the financial position of the State.

Credit Rating. As of July 17 2012, North Carolina's general obligation bonds were rated AAA by Standard & Poor's and Fitch and Aaa by Moody's. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities.

Ohio

Introduction. With a population of 11.5 million, Ohio ("State") is the seventh most populous state in the country. While diversifying more into service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing, largely concentrated in motor vehicles and machinery, including electrical machinery. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is also an important segment of the economy, with over half the State's area devoted to farming and a significant portion of total employment in agribusiness. As these sectors represent the largest share of employment in the State, economic problems or factors that negatively impact these sectors may have a negative effect on the value of the State's municipal securities, which may reduce the performance of the fund.

During the recent recession, Ohio experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the State continues to face fiscal challenges including a high unemployment rate, which was at 7.3% in May 2012, and a struggling housing market, with homes in Cleveland still 20.1% below the 2006 peak. Furthermore, the economic outlook in the rest of the country is still uncertain. Another economic downturn could significantly hurt the State and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the State continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, Ohio has faced serious fiscal difficulties in recent years that have required a variety of expenditure cuts.

There can be no assurances that the State will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the State's financial condition. Any deterioration of the State's financial condition may harm the value of the securities issued by the State and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Ohio received over $444 billion in estimated personal income in 2011. As a result, residents of Ohio had a per capita income of $37,791, which is below the national average of $41,663 over the same period, but higher than the State's pre-recession per capita income.

Ohio's civilian labor force consists of approximately 5.8 million individuals. As of May 2012, Ohio had an unemployment rate of 7.3%, which is down from 10.0% in FY2010. Ohio's current unemployment rate is below the national average of 8.2%.

Although not returned to pre-recession levels, Ohio's economy is slowly recovering from the recession. The most recent data reviewed by the Ohio Office of Budget and Management estimates that Ohio's employment increased by over 64,600 jobs from May 2011 to May 2012, which is a growth rate of 1.3%. Most employment gains were in manufacturing (21,600); educational and health services (21,300); trade, transportation and utilities (16,500); and professional and business services (10,800). Meanwhile, wage and salary income increased 4.2% in the first quarter of 2012, which compares favorably with the 3.0% increase in average U.S. wage and salary income, and personal income increased by 3.6%.

The economic indicators were not entirely positive, however. Industrial production dipped 0.1% in May 2012 and has slowed to an annual rate of 1.3% from 8.0% during the previous three months. Meanwhile manufacturing output fell 0.4% in May 2012. During the preceding three-month period, manufacturing production decreased at an annual rate of 1.2%.

Budget. The State operates on the basis of a fiscal biennium for its appropriations and expenditures. Most State operations are financed through the General Revenue Fund ("GRF"), for which the personal income and sales use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending fiscal year balance reduced during less favorable and increased during more favorable economic periods. The State is effectively precluded by law from ending a fiscal year or a biennium in a deficit position. State borrowing to meet casual deficits or failures in revenues or to meet expenses not otherwise provided for is limited by the State Constitution to $750,000.

The State has well established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods such as the current fiscal biennium. Those procedures include general and selected reductions in appropriations spending. The appropriations act for the FY2012-2013 biennium includes all necessary appropriations for debt service on State obligations and for lease payments relating to lease rental obligations issued by the Ohio Building Authority and the Treasurer of State, and previously by the Ohio Public Facilities Commission.

The final GRF appropriations act for the 2010-2011 biennium ("FY2010-11 Budget") provided for total GRF biennial appropriations of approximately $50.5 billion (a 3.8% decrease from FY2008-2009 biennial expenditures) and total GRF biennial revenue of approximately $51.1 billion (a 42% decrease from FY2008-2009 biennial revenues). GRF appropriations for major program categories compared to FY2008-09 actual GRF spending reflected increases of 3.4% for Medicaid (excluding ARRA funding referred to below) and 0.7% for corrections and youth services, and decreases of 13.8% for mental health and developmental disabilities, 8.3% for higher education and 5.15% for elementary and secondary education. Among other expenditure controls, the FY2010-11 Budget included a number of Medicaid reforms and cost containment initiatives and the restructuring of $736 million of FY2010 and FY2011 General Revenue Fund debt service into FY2012 through FY2025.

New sources of revenue in the FY2010-11 Budget included $2.4 billion of federal stimulus funding received under the American Recovery and Reinvestment Act of 2009 ("ARRA"), $933 million in gaming and license revenues, $259 million from the Ohio Tobacco Use Prevention and Control Foundation Endowment Fund ("TUPAC"), and $1.036 billion in one-time revenues or savings.

FY2011 ended with a GRF fund balance of $430.7 million. After a $45.0 million transfer into the State's disaster relief fund and a $246.9 million transfer into the State's Rainy Day fund (the "Budget Stabilization Fund"), the State's GFR had a final balance of $138.8 million.

Consistent with State law, the FY2012-2013 biennial appropriations act ("FY2012-13 Budget") was passed by the General Assembly and signed (with selective vetoes) by the Governor on June 30, 2011. To address the use of non-recurring funding sources in the FY2010-11 Budget, including amounts received under ARRA, the FY2012-13 Budget includes targeted spending cuts across most State agencies, and major new Medicaid reform and cost containment measures. Reflecting the tax law changes described below and a conservative underlying economic forecast, the FY2012-13 Budget provides for total GRF biennial appropriations of approximately $55.78 billion (an 11% increase from the FY2010-11 Budget) and total GRF biennial revenue of approximately $56.07 billion (a 6% increase from the FY2010-11 Budget). These totals include $7.5 billion and $8.5 billion in federal funding for FY2012 and FY2013, respectively.

GRF appropriations for major program categories compared to FY2010-2011 actual GRF spending reflect increases of 30% for Medicaid (increase due in part to absence of ARRA funding in current biennium) and 3% for elementary and secondary education, as well as decreases of 9% for higher education and 8% for mental health and developmental disabilities, and flat funding for corrections and youth services. The FY2012-13 Budget also reflects the anticipated restructuring of $440 million of FY2012 General Revenue Fund debt service into FY2013 through FY2025.

Major new sources of revenue or expenditure savings reflected in the FY2012-13 Budget include a $500 million one-time payment for the transfer of the State's spirituous liquor system to JobsOhio (with the transfer, the State will forgo annual deposits to the GRF from net liquor profits); the sale of six State-owned prison facilities to private operators expected to result in a net payment to the GRF of $75 million; a reduction in local government fund allocation by $111 million in FY2012 and $340 million in FY2013; and the accelerated phase-out of reimbursement payments to local governments and school districts in connection with the elimination of the tangible personal property tax and deregulation of power generation and natural gas.

The FY2012-13 Budget also reflects several tax law changes, including implementation of a previously postponed 4.2% annual decrease in State personal income tax rates, elimination of the estate tax beginning January 1, 2013, and establishment of a 10% income tax credits for investors in small businesses.

As of July 2012, actual revenue for FY2012 was $27.18 billion and actual spending was $27.05 billion, with a $129 million surplus at year-end. Tax receipts were $399.0 million above the FY2012-13 Budget estimate at a total of $19.0 billion. The unexpected tax revenue was used to offset negative variances in non-tax receipts of $817.7 million that resulted from the combination of a delay in the receipt of $500 million for the transfer of the State liquor enterprise to JobsOhio and $239.8 million in lower-than-expected federal grants resulting from Medicaid under-spending.

Overall, FY2012 total tax collections were $1,299.0 (7.3%) million higher than in FY2011. However, at a total of $117.1 million, corporate franchise tax receipts in FY2012 were $102.9 million (46.8%) below the FY2012-13 Budget estimate and $119.6 million (50.5%) lower than FY2011 receipts. The lower-than-expected corporate franchise receipts are the result of larger-than-anticipated refunds, which were comprised of refunds against the current tax base and legacy refunds to former payers of the franchise tax.

Actual spending in FY2012 was $555.2 million below estimate, with actual spending in higher education, public assistance, Medicaid, and most other State agencies falling below initial estimates. Public assistance spending was $61.4 million (7.5%) below estimate with total disbursements of $760.9 million. Medicaid spending, at a total of $11,686.3 million, was $486.5 million (4.0%) below estimate and $1,045.5 million (9.8%) above FY2011 spending. It is difficult to tell if the lower-than-expected Medicaid costs were the result of delayed timing of claims submissions or the result of other factors. The increases over FY2011 most likely represent an increase in overall Medicaid caseload, which increased from 2.17 million covered persons in FY2011 to 2.32 million in FY2012.

Debt. The incurrence or assumption of debt by the State without a popular vote is, with limited exceptions, prohibited by the State Constitution. The State may incur debt to cover casual deficits or to address failures in revenues or to meet expenses not otherwise provided for, but limited in amount to $750,000. The Constitution expressly precludes the State from assuming the debts of any county, city, town or township, or of any corporation. Additionally, the State Constitution caps annual debt service applicable to future issuances of state direct obligations payable from the GRF or net State lottery proceeds to 5% of the total estimated GRF revenues plus net state lottery proceeds for the fiscal year of issuance.

Via constitutional amendments, Ohio voters have authorized the incurrence of State general obligation debt and the pledge of taxes or excises to its payments. Currently, tax supported general obligation debt of the State is authorized to be incurred for the following purposes: highways, local infrastructure, coal development, natural resources, higher education, common schools, conservation, research and development, site development and veterans compensation. Although supported by the general obligation pledge, highway debt is also backed by a pledge of and has always been paid from the State's motor fuel taxes and other highway user receipts that are constitutionally restricted in use to highway related purposes.

The State currently has $7.774 billion in outstanding general obligations and $2.002 billion in outstanding special obligations, for a total of $9.776 billion payable from the GRF. The State also has $2.392 billion in debt obligations payable from non-GFR sources, primarily highway user receipts and net liquor profits.
Actual annual GRF debt service in FY2012 was $368 million, $47.5 million (11.8%) below the initial estimate, and annual debt service paid from non-GRF revenues are estimated to be $173 million. The variance is a result of continued low interest rates on the State's variable rate debt. Future annual GRF debt service is projected to be $1.219 billion in FY2013, $1.191 billion in FY2014, and $1.172 billion in FY2015, while annual debt service paid from non-GRF revenues is forecasted at $163 million in FY2013, $157.6 million in FY2014 and $152.5 million in FY2015.

The State also has $70.32 billion in unfunded liabilities from the State's five public retirement systems and $26.115 billion in unfunded liability for post-employment healthcare benefits associated with the retirement systems. Under State law, each system's board is required to establish a period of not more than thirty years to amortize its unfunded actuarial accrued pension liability. If in any year the period required to amortize that unfunded liability exceeds thirty year, the board must prepare and submit a plan to reduce that amortization period to not more than thirty years.

Litigation. The State, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the State with respect to these lawsuits. However, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the State.

Credit Rating. As of July 17, 2012, Ohio's general obligation bonds were rated AA+ by Standard & Poor's and Fitch, and Aa1 by Moody's. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities.

Virginia

Introduction. With a population of over 8 million, the Commonwealth of Virginia ("Commonwealth") is the twelfth most populous state in the country. Although its economy is diverse, it has major components in the education and health services sectors, the retail trade sector, and the professional and business services sector. In addition, government agencies at the federal, state and local levels employ a significant portion of Virginia's population. As these sectors represent the largest share of employment in the Commonwealth, economic problems or factors that negatively impact these sectors may have an adverse affect on the value of the Commonwealth's municipal securities, which may reduce the performance of the fund..

During the recent recession, Virginia experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the Commonwealth continues to face significant fiscal challenges including the significant underfunding of the Commonwealth's pension funds and the potentially harmful impact that the downsizing of the federal government may have on the Commonwealth. Furthermore, the economic outlook in the rest of the country remains uncertain. Another economic downturn could significantly hurt the Commonwealth and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the Commonwealth continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the Commonwealth has faced fiscal stress in recent years.

There can be no assurances that the Commonwealth will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the Commonwealth's financial condition. Any deterioration of the Commonwealth's financial condition may harm the value of the securities issued by the Commonwealth and its municipalities, which may reduce the performance of the fund.

Economic Climate. According to the U.S. Department of Commerce, residents of Virginia received over $371 billion in estimated personal income in 2011. As a result, residents of Virginia had a per capita income of $45,920, which compared favorably to the national average of $41,663 over the same period.

Virginia's civilian labor force consists of approximately 3.6 million individuals. This figure includes individuals with agricultural and nonagricultural employment, the unemployed, the self-employed and residents who commute to jobs in other states. As of May 2012, Virginia had an unemployment rate of approximately 5.6%, which is down from a high of 7.3% in January 2010. Virginia's current unemployment rate is below the national average of 8.2%.

Economic trends in Virginia generally outpaced their forecasts in FY2011. Total personal income increased 5.0%, which was 2.2% higher than expected. Dividend, interest and rental income also outperformed estimates by growing at a rate of 7.2%. Likewise, payroll employment growth was ahead of expectations and actual job gains beat their estimated growth of 0.7% by adding 42,200 nonagricultural jobs. This represented a total jobs gain of 1.2% from FY2010. High-paying professional and business services jobs accounted for nearly half of these gains. Although the Commonwealth lost 500 construction jobs in FY2011, this loss was significantly less than the predicted loss of 5,800 jobs.

The economic indicators were not entirely positive, however. For example, the Northern Virginia region accounts for only 36% of all the jobs in the Commonwealth, yet generated more than half of the net jobs gained during FY2011. Meanwhile, employment trends in the Norfolk-Virginia Beach-Newport News region fell well below expectations, increasing employment at a rate of only 0.2%. Outside of these two regions and the Richmond metropolitan area, which largely met growth expectations, the rest of the Commonwealth gained almost 2,000 fewer jobs than expected.

Going forward, employment in Virginia is expected to grow at close to 1% over the next two fiscal years. The majority of this growth is expected to occur in the services sector, while the government sector is expected to lose a substantial number of jobs. Meanwhile, personal income is projected to rise by only 3.9% in FY2012 and 3.5% in FY2013.

Budget. The Governor is required by statute to present a bill detailing his budget for the next biennium ("Budget Bill") and a narrative summary of the bill to the General Assembly by December 20 in the year immediately prior to each even-year session. The Budget Bill is introduced in both the House of Delegates and the Senate. It is referred to the House Appropriations and Senate Finance Committees, which hold joint meetings to hear from interested parties and representatives of the Commonwealth's various agencies. The Budget Bill is then approved by each Committee in an open session and reported to the respective floors for consideration, debate, amendment and passage. After the bill has passed both houses, differences between the House and Senate versions are reconciled by a conference committee from both houses. Once the Budget Bill is given to the Governor for signature, Virginia's constitution grants the Governor the authority to veto the appropriations contained in the Budget Bill. Once enacted, however, the bill becomes law.

On December 19, 2011, Governor McDonnell presented his proposed budget for the 2012-2014 biennium beginning July 1, 2012 ("Proposed Budget"). The Proposed Budget would appropriate $84.9 billion for total state government operations. The Commonwealth's General Fund would account for approximately 41% of the budget's expenditures, while expenditures from other sources, including federal transfers, would make up the remaining 59% of the appropriations. The Proposed Budget is based on estimated General Fund revenues of $16.1 billion in FY2012, which is projected to grow 3.3% in FY2013 and 4.5% in FY2014. This revenue estimate assumes continued improvement in the Commonwealth's economy, which includes sustained job, income and spending growth. Due to complex political, social and economic factors influencing Virginia's economy and finances, there is no guarantee that this revenue estimate will be realized, which could result in future budget gaps in the Commonwealth.

Virginia's Constitution requires the Governor to ensure that budgeted expenses do not exceed total revenues anticipated plus fund balances during the period of two years and six months following the end of the General Assembly session in which the biennial appropriations are made. A Revenue Stabilization Fund was established by constitutional amendment to help offset anticipated shortfalls in revenues in years when revenues are forecast to decline by more than 2% of the certified tax revenues collected in the most recently ended fiscal year. If in any year total revenues are forecast to decline by more than 2% of the certified tax revenues collected in the most recently ended fiscal year, the General Assembly may appropriate for transfer up to one-half of the Revenue Stabilization Fund balance to the General Fund. The maximum balance in the Revenue Stabilization Fund can consist of an amount not to exceed 15% of the Commonwealth's average annual tax revenues derived from income and retail sales taxes for the three immediately preceding fiscal years. The Proposed Budget would provide additional deposits into the Revenue Stabilization Fund of $132.7 million in FY2013 and $166.4 million in FY2014. These deposits, combined with anticipated interest earnings, will bring the balance in the Fund to $609.2 million at the end of FY2014.

In addition, the Governor's proposal would implement several other measures designed to address the increased uncertainty caused by the current economic climate. For example, the Proposed Budget leaves an unappropriated balance of $31.4 million at the end of the biennium, which the Governor may use to respond to unexpected fiscal problems. In addition, the Governor proposes to create a Federal Action Contingency Fund ("FACT Fund") to mitigate the potentially harmful impacts that a future downsizing of the federal government may have on the Commonwealth. Under the Governor's proposal, this cash reserve would total $50 million by the end of FY2014, which could be used replace certain losses in direct federal grants and help local businesses impacted by any reduction in federal procurements.

On April 18, 2012, the General Assembly approved HB 1301, which largely incorporated the Governor's proposals, and sent the bill to the Governor for his signature. On May 4, 2012, the Governor offered 88 amendments to bill, addressing two overarching themes: job creation and K-12 education. Other amendments were technical in nature. The General Assembly reconvened on May 14, 2012 and rejected 24 of the Governor's proposed amendments. On June 11, 2012, Governor McDonnell vetoed one item, ruled a second item unconstitutional, and signed the bill into law.

One of the biggest risks to Virginia's fiscal health continues to be the underfunding of the Commonwealth's pension plans. The Commonwealth contributes to four defined benefit pension plans, each of which is administered by the Virginia Retirement System ("System"). The System acts as a common investment and administrative agent for the Commonwealth, its political subdivisions and its local school boards. The largest of these defined benefit pension plans is the Virginia Retirement System ("VRS"). Membership in the VRS consists of Commonwealth employees, public school teachers and employees of political subdivisions that have voluntarily joined the system. VRS covers over 328,000 active Commonwealth employees, teachers and covered employees of local governments. As of June 30, 2011, VRS had an unfunded actuarial liability of $22.6 billion. The Proposed Budget would address this shortfall by making the largest employer contribution to VRS in history, allocating $2.21 billion over FY2013 and FY2014.

Another risk facing the Commonwealth arises from the pending downsizing of the federal government. On August 2, 2011, President Obama approved the Budget Control Act of 2011, which provides for between $2.1 trillion and $2.4 trillion of budgetary savings to the federal government over the next ten years. The first phase of these spending reductions is set to be implemented through a $917 billion cut in federal discretionary expenditures. Due to its proximity to Washington, D.C., and the presence of several significant military installations in Virginia, it is possible that these reductions may have a disproportionate impact on the Commonwealth. Such a significant cut in federal government spending may result in increased unemployment in Virginia or otherwise result in increased fiscal stress in Commonwealth, which could negatively affect the value of Virginia's municipal securities.

Debt. The Constitution of Virginia provides for the issuance of debt by or on behalf of the Commonwealth. Sections 9(a), (b) and (c) provide for the issuance of debt to which the Commonwealth's full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections subject to appropriations by the General Assembly. In addition, certain authorities and institutions of the Commonwealth may issue debt obligations. As of June 30, 2011, the total outstanding debt of the Commonwealth was $33.7 billion. Tax-supported debt constitutes roughly $12.1 billion of this total, while the remaining $21.6 billion is not supported by taxes collected by the Commonwealth. Virginia is projected to incur more than $895 million in costs to service its outstanding debt obligations in FY2012.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. However, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the Commonwealth.

Credit rating. As of July 17, 2012, Virginia's general obligation bonds were rated Aaa by Moody's, AAA by Standard & Poor's and AAA by Fitch. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth, its municipalities and their political subdivisions, instrumentalities and authorities.

Commonwealth of Puerto Rico

Introduction. With a population of over 3.7 million, the Commonwealth of Puerto Rico ("Commonwealth") has a larger population than 22 states in the United States. Although its economy is diverse, it has major components in the retail trade sector, the professional and business services sectors, the education and health services sectors and in the manufacturing sector. In addition, governmental agencies at the local and federal levels employ a significant number of the Commonwealth's residents. Combined, these sectors employ approximately 75% of the Commonwealth's workers. As these sectors represent the largest share of employment in the Commonwealth, economic problems or factors that negatively impact these sectors may have a negative effect on the value of the Commonwealth's municipal securities, which may reduce the performance of the fund.

During the recent recession, Puerto Rico experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the Commonwealth continues to face significant fiscal challenges including substantial underfunding of the Commonwealth's retirement systems and sizeable debt service obligations. Furthermore, the economic outlook in the rest of the United States remains uncertain. Another economic downturn could significantly hurt the Commonwealth and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the Commonwealth continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the Commonwealth has faced significant budget deficits in recent years.

There can be no assurances that the Commonwealth will not continue to face fiscal stress or that such circumstances will not become more difficult, or that other impacts of the current economic situation and the lingering effects from the recession will not further materially adversely impact the Commonwealth's financial condition.

Economic Climate. Residents of Puerto Rico received over $59.4 billion in estimated personal income in FY2011. As a result, residents of Puerto Rico had a per capita income of $15,995, far below the national average of $41,663 over the same period.

Puerto Rico's civilian labor force consists of approximately 1.2 million individuals. As of May 2012, Puerto Rico had an unemployment rate of approximately 14.2%, which is down from a high of 16.6% in May 2010. Puerto Rico's current unemployment rate is significantly higher than the national average of 8.2%.

Puerto Rico's current unemployment rate continues a trend of high unemployment rates in the Commonwealth over the last decade. From FY2000 to FY2010, total employment in Puerto Rico decreased at an average annual rate of 0.4%. In FY2011 alone, total employment in the Commonwealth fell by 2.3%. In the first nine months of FY2012, however, the drop in total employment slowed to 0.4%.

Puerto Rico's economy entered into a recession in the fourth quarter of FY2006, two years before the rest of the United States. For fiscal years 2007, 2008, 2009, 2010 and 2011 Puerto Rico's real gross national product decreased by 1.2%, 2.9%, 3.8%, 3.4% and 1.5%, respectively, while the United States' real gross national product grew at rates of 1.7% and 2.5% during FY2007 and FY2008, respectively, contracted by 3.5% during FY2009, and grew by 0.4% and 2.9% during FY2010 and FY2011.

Recent analysis shows that Puerto Rico's FY2011 real gross national product decreased 1.5% from FY2010. Although the gross national product decreased, aggregate personal income and per capita income both saw modest gains in FY2011 from their FY2010 baselines. Analysts predict that the Commonwealth's gross national product will grow by 0.9% and 1.1% in FY2012 and FY2013, respectively, which would be the largest growth in the Commonwealth's economy since FY2005.

Budget. On July 1, 2011, the Governor enacted Puerto Rico's budget for FY2012 ("FY2012 Budget"). The $28.65 billion budget includes $9.26 billion in expenditures from the Commonwealth's General Fund, which is $110.5 million more than the expenditures from the General Fund in FY2011. Other sources of funding include $6.9 billion in federal grants, $8.9 billion in revenue from internal sources, $1.6 billion in loans and special bond issuances, $1.2 billion in special funds and $717.9 million in other income. The FY2012 Budget estimate is based on projected net revenues of $8.65 billion for the General Fund. In order to facilitate a budget balance between revenues and expenditures in the General Fund, the Commonwealth withdrew $610 million from its Stabilization Fund. The FY2012 Budget reduces the remaining $3.5 billion deficit from FY2009 by $2.9 billion (83%) for a total budget deficit of $610 million at the end of FY2012. Over 25% of the FY2012 Budget was committed to non-controllable appropriations such as payment of municipal subsidies, grants to the University of Puerto Rico and debt service payments on the direct debt of the Commonwealth, among other items. The FY2012 Budget also takes into account the substantial withdrawal of federal stimulus spending in FY2012, which left the Commonwealth with over $1 billion less in federal government transfers than in the previous fiscal year.

In the first nine months of FY2012, General Fund revenues were $5.64 billion, which amounted to an increase of $599 million, or 11.9%, from the same period in the previous fiscal year. The increase in General Fund revenues is mainly due to the collection of significant revenue from new temporary tax reform measures enacted in October 2010. During this same period, General Fund total expenses were $6.19 billion, which excludes approximately $223 million in Department of Education program expenses. If these expenses had been included, General Fund expenses would total $6.41 billion.

On April 24, 2012, the Governor of Puerto Rico proposed the FY2013 budget for the Commonwealth ("Proposed Budget"). The $28.57 billion budget represents a decrease of $1.3 billion, or 4.4%, from the Governor's previous budget proposal for FY2012. The Governor's proposal would include expenditures of $9.08 billion from the Commonwealth's General Fund, of which $5.1 billion would be appropriated through a general budget joint resolution and $3.64 billion would be appropriated by means of a special appropriations bill. The Proposed Budget also assumes federal grants of $6.8 billion, $9.1 billion in revenues from internal sources, $1.7 billion in loans and bond issuances, $1.2 billion in special state funds and $680.3 million in other income. Under the Proposed Budget, net revenues for the General Fund would be $8.75 billion, with an additional $333 million from the Commonwealth's Local Stabilization Fund to facilitate a budget balance between expected revenues and expenditures. For FY2013, the certified budget deficit would be reduced to $333 million, the lowest level since FY2005.

Growing unfunded pension obligations and regular funding shortfalls of the Commonwealth's three retirement systems continue to add considerable stress to Puerto Rico's fiscal condition. The Commonwealth's retirement systems include the Employees' Retirement System, the Teachers' Retirement System and the Judiciary Retirement System. These systems are funded primarily with budget appropriations from the Commonwealth's General Fund. As of June 30, 2011, the unfunded actuarial accrued liabilities for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System were $23.7 billion, $9.1 billion and $319 million, respectively. Accordingly, the funded ratios of these systems were 6.8%, 20.8% and 16.7%, respectively.

Based on projections of current employer and member contributions to the retirement systems, the unfunded actuarial accrued liability is expected to grow significantly. The unfunded ratio continues to decline since annual contributions are not sufficient to fund pension benefits and are therefore insufficient to amortize the unfunded actuarial accrued liability. The retirement systems have been forced to use investment income, borrowings and sales of portfolio assets to cover the shortfall between annual benefit payments and annual employer and member contributions. As of June 30, 2011, funding shortfalls for the Employees' Retirement System, the Teachers' Retirement System and the Judiciary Retirement System totaled approximately $693 million, $268 million and $6.5 million, respectively. For FY2012, the funding shortfall is expected to be $741 million, $287 million and $8.5 million, respectively.

Investors should be aware that Puerto Rico has received substantial support from the federal government in recent years as part of the federal government's stimulus program. Through this program, the Commonwealth was awarded approximately $6.8 billion in stimulus funds. Approximately $3.3 billion of these funds are appropriated for consumer and taxpayer relief, while the remainder will be used to expand unemployment and other social welfare benefits, and increase spending in education, healthcare and infrastructure, among other projects. As of October 14, 2011, the Commonwealth had disbursed $5.5 billion in federal stimulus funds, which is approximately 78.8% of the amount awarded. However, beginning in FY2012, the federal government significantly reduced this additional support for the Commonwealth.

Moreover, Puerto Rico relies heavily on transfers from the federal government related to specific programs and activities in the Commonwealth. For example, in FY2011, total U.S. federal transfer payments to individuals in the Commonwealth were $15.6 billion. Entitlements for previously performed services, or those resulting from contributions to programs such as Social Security, Veterans' Benefits, Medicare and U.S. Civil Service retirement pensions, were $10.9 billion. These entitlements amount to 70% of the total federal transfer payments to individuals in the Commonwealth in FY2011. The remaining portion of federal transfers consists of grants such as Nutritional Assistance Program grants and Pell Grant scholarships for higher education.

On August 2, 2011, President Obama approved the Budget Control Act of 2011, which provides for between $2.1 trillion and $2.4 trillion of budgetary savings to the federal government over the next ten years. The first phase of these spending reductions is set to be implemented through a $917 billion cut in federal discretionary expenditures. As of the date of this SAI, it is unclear how these reductions in federal spending will affect the Commonwealth, but they may result in future budget deficits, which could negatively affect the value of the Commonwealth's municipal securities.

Debt. Debt of the Commonwealth's component units, other than bond anticipation notes, is generally supported by the revenues of such units from rates charged for services or products and by the Commonwealth's pledged revenues. However, certain debt of component units is supported, in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes. Direct debt of the Commonwealth is issued pursuant to specific legislation approved in each particular case. Debt of component units is issued in accordance with their enabling statutes. The Government Development Bank for Puerto Rico ("GDB"), as fiscal agent of the Commonwealth, must approve the specific terms of each debt issuance.

In recent years, public sector debt has increased at a greater rate than the rate of gross product primarily due to an increase in the amount of debt incurred to finance certain key infrastructure projects, which are important to the development of the economy and are expected to produce long-term economic benefits. In addition, certain debt was refinanced to enable Puerto Rico to benefit from the historically low levels of interest rates and realize savings on debt service costs. As a result of these conditions, public sector debt increased 3.7% in FY2011. As of March 31, 2012, the Commonwealth had approximately $69.2 billion in public sector debt outstanding, of which $22.9 billion was related to the Commonwealth's General Fund. The allocation for debt service costs in the Governor's Proposed FY2013 Budget is approximately $4 billion, accounting for approximately 14% of total consolidated budget expenditures.

Litigation. The Commonwealth, its officials and employees are named as defendants in legal proceedings that occur in the normal course of governmental operations, some involving claims for substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. Generally, any ultimate liability resulting from these suits is not expected to have a material adverse affect on the financial condition of the Commonwealth. However, adverse judgments in the cases summarized below may have a material impact on the fiscal condition of the Commonwealth.

Recovery of Medicaid Funds. The Commonwealth is a defendant in two lawsuits filed by certain Federally Qualified Health Centers ("FQHCs") that seek to recover approximately $800 million in Medicaid payments, which the Commonwealth failed to make. The local court hearing the case ruled that the Commonwealth must make payments to the FQHCs to cover the difference between the reimbursements the FQHCs are owed and the amounts they are paid by outside managed care organizations. The Court of Appeals of Puerto Rico held that the Commonwealth could deduct from the payments to the FQHCs certain grants received by these centers from the federal government. The final amounts owed by the Commonwealth to the FQHCs are still being determined.

Simultaneously, the FQHCs proceeded in their case against the Commonwealth in federal court. After several procedural decisions, the district court recently granted a preliminary injunction against 15 of the 17 FQHCs, and granted a request by the Commonwealth for sovereign immunity under the Eleventh Amendment of the United States Constitution. The remaining FQHCs immediately filed an appeal. The Commonwealth filed a counter-appeal regarding the district court's interpretation of certain components of the formula used to calculate payments owed to the plaintiffs under the preliminary injunction. The appeal is currently pending. However, as of June 30, 2011, the Commonwealth accrued $500 million in its financial statements for this potential legal contingency.

Special Education Students. The Commonwealth is also a defendant in a class action from 1980 brought by parents of special education students before Commonwealth courts alleging that the Puerto Rico Department of Education had failed to provide legally required special education and related services. Assuming a court grants damages to the plaintiffs, the Commonwealth estimates that each plaintiff could receive at least $5,000. Based on a current enrollment of 120,000 students, the total award could amount to at least $600 million. The Commonwealth has indicated that it plans to defend each case, and as of June 30, 2011, had accrued $600 million in its financial statements for this legal contingency.

Credit rating. As of July 17, 2012, Puerto Rico's general obligation bonds were rated Baa1 by Moody's, BBB by Standard & Poor's and BBB+ by Fitch. Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if in the judgment of such rating agency circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the Commonwealth, its municipalities and their political subdivisions, instrumentalities and authorities.

Guam

An unincorporated territory of the United States, Guam has an estimated population of approximately 160,000. U.S. military and tourist spending significantly contribute to Guam's economy. The government of Guam also receives significant support from the U.S. Treasury. Japan accounts for a substantial amount of Guam's tourism (71% of visitors), which makes the island's economy very sensitive to fluctuations in the Japanese economy. Economic weakness in Japan and other parts of Asia has had a negative impact on Guam tourism. The natural disasters in Japan led to a slight decrease in tourism in 2011. Guam's GDP increased by 0.5% in 2008 and 1.7% in 2009, due mainly to increased spending by the U.S. government, particularly the U.S. military. The unemployment rate remains high and was 13.3% in March 2011, the last time it was calculated by the U.S. Bureau of Labor Statistics. The unemployment rate was 9.3% in September 2009, the previous calculation by the U.S. Bureau of Labor Statistics.

The U.S. military presence on Guam has been a positive contributor to the economy. Its strategic location close to Asia has increased its importance in the overall military strategy of the U.S. As a result, the U.S. government is in the process of a significant buildup of personnel and facilities on Guam. The Marines are planning to relocate some 8,000 Marines and their 9,000 dependents to Guam from Okinawa, Japan, by 2014, and the U.S. Navy has stationed several submarines and carrier strike forces on the island. This planned growth would require a substantial amount of new facilities, upgrades to existing facilities and infrastructure improvements, possibly totaling as much as $10 billion. The short- and long-term implications of this growth are expected to be positive. However, reduced government spending in the future may lead due a reduction in U.S. government expenditures in Guam, which may reduce the performance of the fund.

As tourism and the U.S. military presence are among the largest shares of employment in Guam, economic problems or factors that negatively impact these sectors may have a negative effect on the value of Guam's municipal securities, which may reduce the performance of the fund.

During the recent recession, Guam experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as Guam continues to face fiscal challenges. Another economic downturn could significantly hurt Guam and its finances and, therefore, its municipal securities. Moreover, the level of public debt in Guam continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, Guam has faced serious fiscal difficulties in recent years that have required a variety of expenditure cuts.

There can be no assurances that Guam will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on Guam's financial condition. Any deterioration of Guam's financial condition may harm the value of the securities issued by Guam, which may reduce the performance of the fund

As of January 1, 2012, Guam had a total indebtedness of $2.1 billion. As of April 2011, S&P has assigned a rating of B+ to Guam's general obligation debt with a stable outlook.

U.S. Virgin Islands

The U.S. Virgin Islands is an unincorporated territory of the United States. As of August 2011, the U.S. Virgin Islands had a population of approximately 106,000, a 0.9% decrease from 2009. In 2011, the U.S. Virgin Islands had an unemployment rate of 9.1%, a 1.0% increase from 2010. Unemployment is particularly concentrated in construction and goods production. Wealth levels remain significantly below those realized in the United States, and per capita income decreased slightly from 2010 to 2011. The economy of the U.S. Virgin Islands is driven by tourism, which typically accounts for approximately 80% of gross domestic product and a significant share of employment. Tourism decreased in 2008 and 2009 due to the global recession. Tourists' visits increased by 5.4% in 2011, due in large part to increased cruise passenger arrivals. The majority of the islands' visitors arrive via cruise ships, and total cruise ship arrivals decreased by 9.9% in 2009. Hotel occupancy rates increased from 54.9% in 2009 to 57.1% in 2010. Private sector jobs comprise approximately 70% of all non-farm jobs, led by leisure and hospitality services and trade. Manufacturing represents approximately 5.0% of employment, and construction represents approximately 5.5%.

As tourism is one of the largest shares of employment in the U.S. Virgin Islands, economic problems or factors that negatively impact tourism may have a negative effect on the value of the U.S. Virgin Islands' municipal securities, which may reduce the performance of the fund.

During the recent recession, the U.S. Virgin Islands experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the U.S. Virgin Islands continues to face fiscal challenges. Another economic downturn could significantly hurt the U.S. Virgin Islands and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the U.S. Virgin Islands continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the U.S. Virgin Islands has faced serious fiscal difficulties in recent years that have required a variety of expenditure cuts.

There can be no assurances that the U.S. Virgin Islands will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the U.S. Virgin Islands' financial condition. Any deterioration of the U.S. Virgin Islands' financial condition may harm the value of the securities issued by the U.S. Virgin Islands, which may reduce the performance of the fund

The Government of the U.S. Virgin Islands ended FY2009 with a net deficit of $739.8 million. For FY2010, the Government estimated a shortfall of over $259 million, which was reduced to$3.5 million after taking into account funding from additional sources.

The budget for FY2012 was submitted by the Government to the Legislature in June 2011 and approved by the Legislature in September 2011. In FY2011, the Government estimated a shortfall of approximately $174 million, which was reduced to $2.9 million after taking into account transfers from other funds and bond proceeds. Further, the Government estimates that its unfunded back wage obligations were approximately $272 million as of September 30, 2011.

The Government has used borrowings from its reserve fund, credit facilities and cash balances to meet its revenue shortfalls in recent fiscal years.

In October 1999, the government and the U.S. Department of Interior entered into a Memorandum of Understanding stipulating that federal grants would be awarded contingent on several financial performance and accountability standards being met that demonstrate improvement in the economic and financial condition of the islands. In recent years, the government has tried to improve its financial profile by implementing several cost-cutting measures, including renegotiating debt obligations, consolidating departments, cutting health care costs, hiring freezes, and a reduction in overtime.

As of July 17, 2012, the U.S. Virgin Islands had a Baa2 rating from Moody's, with a negative outlook. Standard and Poor's and Fitch have not rated the general obligation bonds of the U.S. Virgin Islands.

Northern Mariana Islands

The Commonwealth of the Northern Mariana Islands ("CNMI") became a U.S. commonwealth in 1978. At that time, the U.S. government agreed to exempt the islands from federal minimum wage and immigration laws in an effort to help stimulate industry and the economy. As a result, the islands were able to build a large garment industry, which at one time encompassed 40% of the economy, and its rapid growth from 1980-1995 helped put the CNMI at the top of the list of economic growth worldwide. Critical to this growth was duty-free access to U.S. markets and local authority over immigration and the minimum wage. However, in 2005 when the World Trade Organization (WTO) eliminated quotas on apparel imports from other textile producing countries, the CNMI lost their main competitive advantage.

In 2007, the CNMI's immigration and minimum wage laws were federalized. The CNMI must now follow all U.S. immigration and minimum wage laws. The minimum wage will be increased by $0.50 each year until 2015 when it reaches the current U.S. minimum wage. This has raised the production costs to a level that renders the garment industry uncompetitive. Additionally, under new immigration laws, all non-U.S. born residents must leave the CNMI by 2012 unless they qualify for a working visa. As a result of these changes, the garment industry started a rapid decline that has affected jobs, population, income and government revenues.

The population of all the islands combined was estimated at 44,580 in 2011, a decrease from 59,220 in 2007. Unemployment was estimated at 8%.

Tourism, now the main economic driver other than government, continues to weaken. The CNMI continues its heavy dependence on Asian markets for tourism. In 2008, 51% of visitors were from Japan, 26% from Korea and 12% from Russia and China. Tourism hit its high in 2004 with 589,000 visitors. However, tourism has dropped significantly over the past decade, largely due to the loss of direct flights from Japan. The number of visitors declined to 341,000 in 2011. To diversify its visitor base, the CNMI has been attempting to promote itself to residents of Russia and China. Tourists from Japan are a significant part of the tourism base in the CNMI, and the March 2011 earthquake and tsunami and tourist numbers could decline as Japan continues to recover.

As tourism is one of the largest shares of employment in the CNMI, economic problems or factors that negatively impact tourism may have a negative effect on the value of the CNMI's municipal securities, which may reduce the performance of the fund.

During the recent recession, the CNMI experienced a significant economic downturn. While some signs of improvement have appeared, recovery, if any, may be slow as the CNMI continues to face fiscal challenges. Another economic downturn could significantly hurt the CNMI and its finances and, therefore, its municipal securities. Moreover, the level of public debt in the U.S. Virgin Islands continues to rise, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship. As a result of these and other factors, the CNMI has faced serious fiscal difficulties in recent years that have required a variety of expenditure cuts.

There can be no assurances that the CNMI will not continue to face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that the current economic situation and the lingering effects from the recession will not have a materially adverse impact on the CNMI's financial condition. Any deterioration of the CNMI's financial condition may harm the value of the securities issued by the CNMI, which may reduce the performance of the fund

The CNMI financials have been in a deficit position since 1994. At the end of FY2009, the commonwealth had an accumulated deficit of $273 million. In FY2009, revenues were under budget by 11.8% as a result of economic weakness. The large accumulated deficit was created from years of deficit operations resulting from both incorrect revenue and expenditure assumptions and the consequences of not adopting a budget.

The CNMI has a history of not adopting budgets which means it spends at the prior budget's levels, which in some cases were four years old. As a result, it was spending more than it collected in revenue. Due to the significant deficits, the CNMI is often forced to forego funding its retirement funds to meet cash obligations. The elimination of retirement funding has also left the pension fund underfunded.
The General Fund's actual revenues in FY2010 (the most current year available) of $145.7 million were less than the final estimates by $2.5 million, a variance of 1.7%, due to the continued decline in the local economy. The General Fund's actual expenditures of $162.8 million exceeded appropriations by $24.0 million, a variance of 14.7%, due mainly to unanticipated expenditures that significantly increased for government utilities, medical referral and the local match for Medicaid. The local economy, still slowed by the effects of a drop in tourism and the loss of the garment industry, has continued to follow a trend of decreasing revenues. The prospects for FY2011 appear similar, with not much recovery in sight.

As of July 17, 2012, Moody's rated the Commonwealth B2 and S&P rates it AA+.

Appendix C

Municipal Bond Ratings Definitions

Below are summaries of the rating definitions used by the nationally recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM OBLIGATION RATINGS

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody's appends numerical modifiers "1", "2" and "3" to each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION RATINGS

SHORT-TERM OBLIGATION RATINGS

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:

  Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
  Nature of and provisions of the obligation; and
  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C: The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', and 'BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

Financial Statements

The Fund's audited Financial Statements, included in the Fund's Annual Report dated March 31, 2012, including the notes thereto and the report of KPMG LLP thereon, are incorporated by reference into this Statement of Additional Information.

Oppenheimer Rochester State Specific Municipal Funds

Website
www.oppenheimerfunds.com

Investment Adviser
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (225.5677)

Custodian Bank
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
KPMG LLP
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Denver, Colorado 80202

Legal Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PX0570.001.0712

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 28. - Exhibits

(a)     Declaration of Trust dated 3/22/06: Previously filed with Registrant’s Initial Registration Statement, (3/29/06), and incorporated herein by reference.

(i)     Amendment No. 1 to the Declaration of Trust dated 9/23/10: Filed herewith.

(b)     By-Laws dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (6/30/06), and incorporated herein by reference.

(c)     Not applicable.

(d)     Investment Advisory Agreement dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No.1, (6/30/06), and incorporated herein by reference.

(e)     (i)      General Distributor’s Agreement dated 4/19/06: Previously filed with Registrant’s Pre-Effective Amendment No.1, (6/30/06), and incorporated herein by reference.

     (ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

     (iii)      Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

     (iv)      Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

     (v)     Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

     (vi)      Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)     Amended & Restated Compensation Deferral Plan for Eligible Trustees, effective 1/1/08: Previously filed with Post-Effective Amendment No. 4 to the Registration Statement of Oppenheimer Portfolio Series (Reg. No. 333-121449), (5/29/09), and incorporated herein by reference.

(g)     (i)      Global Custodial Services Agreement dated 5/3/01 as amended from time to time: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg. No. 2-65245), (10/25/01), and incorporated herein by reference.

     (ii)      Amendment dated 3/7/11 to the Global Custodial Services Agreement: Previously filed with Post-Effective Amendment No. 28 to the Registration Statement of Rochester Portfolio Series (Reg. 33-41511), (3/29/11), and incorporated herein by reference.

(iii)      Amended and Restated Foreign Custody Manager Agreement dated 5/31/01, as amended 7/15/03: Previously filed with the Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer International Large-Cap Core Trust (Reg. No. 333-106014), (8/5/03), and incorporated herein by reference.

(h)     Not applicable.

(i)     Opinion and Consent of Counsel dated 6/30/06: Previously filed with Registrant’s Pre-Effective Amendment No.1, (6/30/06), and incorporated herein by reference.

(j)     Independent Registered Public Accounting Firm’s Consent: Filed herewith.

(k)     Not applicable.

(l)     Investment Letter from OppenheimerFunds, Inc. to Registrant dated 6/30/06: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (6/30/06), and incorporated herein by reference.

(m)     (i)      Amended and Restated Service Plan and Agreement for Class A shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 6, (7/27/11), and incorporated herein by reference.

(ii)      Amended and Restated Distribution and Service Plan and Agreement for Class B shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 6, (7/27/11), and incorporated herein by reference.

(iii)      Amended and Restated Distribution and Service Plan and Agreement for Class C shares dated 6/30/11: Previously filed with Registrant’s Post-Effective Amendment No. 6, (7/27/11), and incorporated herein by reference.

(n)     Oppenheimer Funds Multiple Class Plan under Rule 18f-3 as updated through 4/20/11:  Previously filed with Post-Effective Amendment No. 5 to the Registration Statement of Oppenheimer Transition 2010 Fund (Reg. No. 333-135516), (6/27/11), and incorporated herein by reference.

(o)     Power of Attorney dated 12/5/11 for all Trustees/Directors and Officers: Previously filed with Post-Effective Amendment No. 24 to the Registration Statement of Oppenheimer Equity Income Fund, Inc. (Reg. No. 333-16881), (12/15/11), and incorporated herein by reference.

(p)     Code of Ethics of the Oppenheimer Funds, OppenheimerFunds, Inc. (including affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 5/25/12 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Transition 2010 Fund (Reg. No. 333-135516), (6/26/12), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article VII of Registrant’s Declaration of Trust filed as Exhibit 23(a) to the Registrant’s Initial Registration Statement, 3/29/06, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Adviser

(a)     OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 31(b) below.

(b)     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with OppenheimerFunds, Inc.	Other Business and Connections During the Past Two Years
Timothy L. Abbuhl, Senior Vice President

Treasurer of Centennial Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc., Trinity Investment Management Corporation and OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.; Vice President and Assistant Treasurer of OppenheimerFunds Distributor, Inc.

Robert Agan, Senior Vice President

Senior Vice President of Shareholder Financial Services, Inc., OFI Institutional Asset Management, Inc. and Shareholders Services, Inc.; Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and OFI Private Investments Inc.

Obianyo Akunwafor, Vice President	None
Carl Algermissen, Vice President, Senior Counsel & Assistant Secretary	Assistant Secretary of Centennial Asset Management Corporation.
Ramesh Allu, Vice President	None
Michael Amato, Vice President	None
Nicole Andersen, Assistant Vice President	None
Konstantin Andreev, Assistant Vice President	None
Raymond Anello, Vice President	None
Janette Aprilante, Vice President & Secretary

Secretary (since December 2001) of: Centennial Asset Management Corporation, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation (since June 2003), Oppenheimer Real Asset Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc., Trinity Investment Management Corporation (since January 2005), OppenheimerFunds Legacy Program, OFI Private Investments Inc. (since June 2003) and OFI Institutional Asset Management, Inc. (since June 2003). Assistant Secretary of OFI Trust Company (since December 2001).

Daryl Armstrong, Vice President	None
Anthony Arnese, Assistant Vice President	None
Emily Ast, Assistant Vice President and Assistant Counsel	Formerly an associate at Willkie Farr & Gallagher LLP.
Hany S. Ayad, Vice President	None
Kevin Babikian, Vice President and Assistant Counsel	Formerly a senior associate at Dechert LLP (February 2010 – February 2012).
James F. Bailey, Senior Vice President	Senior Vice President of Shareholder Services, Inc.
Robert Baker, Vice President	None
John Michael Banta, Assistant Vice President	None
Anthony Barbato, Assistant Vice President	None
Michael Barnes, Assistant Vice President	None
Adam Bass, Assistant Vice President	None
Kevin Baum, Senior Vice President	None
Kathleen Beichert, Senior Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Emanuele Bergagnini, Vice President	Vice President of OFI Institutional Asset Management, Inc.
Robert Bertucci, Vice President: Rochester Division	None
Rajeev Bhaman, Senior Vice President	Vice President of OFI Institutional Asset Management, Inc.
Kamal Bhatia, Senior Vice President	Managing Director at TIAA-CREF (August 2006 – September 2011).
Ross Bielak, Assistant Vice President	None
Adam Bierstedt, Assistant Vice President	None
Mark Binning, Assistant Vice President	None
Donal Bishnoi, Assistant Vice President	None
Beth Bleimehl, Assistant Vice President	None
Michael Block, Assistant Vice President	Analyst at PB Capital (June 2011); Consultant for Sound Point Capital Management (January 2011 – June 2011).
Lisa I. Bloomberg, Senior Vice President & Deputy General Counsel	Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Michelle Borre Massick, Vice President	None
Lori E. Bostrom, Senior Vice President & Deputy General Counsel	Assistant Secretary of OppenheimerFunds Legacy Program.
Beth Botkin, Assistant Vice President	None
John Boydell, Vice President	None
Richard Britton, Vice President	None
Jack Brown, Vice President	Assistant Secretary of HarbourView Asset Management Corporation.
Roger Buckley, Assistant Vice President	None
Joy Budzinski, Vice President	None
Carla Buffulin, Vice President	None
Stephanie Bullington, Vice President	None
Julie Burke, Vice President	None
Lisa Burke, Assistant Vice President	None
JoAnne Butler, Assistant Vice President	None
Debbie Byers, Assistant Vice President	None
Mary Cademartori, Vice President and Associate Counsel	Director and Associate General Counsel at UBS Financial Services Inc. (April 2007 – January 2011).
Christine Calandrella, Assistant Vice President	None
Michael Camarella, Vice President	None
Edward Campbell, Assistant Vice President	None
Debra Casey, Vice President	None
Herman Chan, Vice President	None
Nitin Chandiramani, Assistant Vice President	Senior Compliance Officer at JPMorgan Asset Management (March 2008 – August 2011).
Ronald Chibnik, Vice President	None
Bhishek Choksey, Assistant Vice President	None
Patrick Sheng Chu, Assistant Vice President	None
H.C. Digby Clements, Senior Vice President: Rochester Division	None
Thomas Closs, Assistant Vice President	None
Darrin Clough, Assistant Vice President	None
Stephanie Colca, Assistant Vice President	None
David Cole, Assistant Vice President	None
Tamara Colorado, Vice President	None
Eric Compton, Vice President	None
Ellen Comisar, Assistant Vice President	None
Scott Cottier, Vice President: Rochester Division	None
William Couch, Assistant Vice President	None
Geoffrey Craddock Executive Vice President	None
Terry Crady, Assistant Vice President	None
Roger W. Crandall, Director	President, Director and Chief Executive Officer of Massachusetts Mutual Life Insurance Company; Chairman of the Board & Class A Director of Oppenheimer Acquisition Corp.
Lisa Crotty, Assistant Vice President	None
Jerry Cubbin, Vice President	None
George Curry, Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Rushan Dagli, Vice President	Vice President of OFI Private Investments Inc., Shareholder Financial Services, Inc. and Shareholder Services, Inc.
John Damian, Senior Vice President	Vice President of OFI Institutional Asset Management, Inc.
John Delano, Vice President	None
Madeline Delianides, Vice President	None
Kendra Delisa, Assistant Vice President	None
Alessio de Longis, Vice President	None
Brendan Deasy, Vice President	None
Damaris De Los Santos, Assistant Vice President	None
Richard Demarco, Assistant Vice President	None
Mark Demitry, Vice President	None
Robin Dey, Vice President	None
Craig P. Dinsell, Executive Vice President	None
Randall C. Dishmon, Vice President	None
Ryan Dolan, Assistant Vice President	None
Steven D. Dombrower, Vice President	Senior Vice President of OFI Private Investments Inc.; Vice President of OppenheimerFunds Distributor, Inc.
Andrew Doyle, Senior Vice President	None
Thomas Doyle, Assistant Vice President	None
Adam Drvenkar, Assistant Vice President	None
Robert Dunphy, Vice President	None
Brian Dvorak, Vice President	None
Taylor Edwards, Vice President & Senior Counsel	None
Eden Elder, Vice President	None
Peter Ellman, Assistant Vice President	None
Christopher Emanuel, Vice President	None
Daniel R. Engstrom, Vice President	None
James Robert Erven, Vice President	None
Dana Espinel, Assistant Vice President	Senior Meetings Events Manager at Wolters Kluwer (May 2007 – October 2010).
George R. Evans, Senior Vice President & Director of Equities	None
Kathy Faber, Assistant Vice President	None
David Falicia, Assistant Vice President	Assistant Secretary of HarbourView Asset Management Corporation.
Matthew Farkas, Vice President and Senior Counsel	None
Jason Farrell, Assistant Vice President	None
Kristie Feinberg, Senior Vice President and Treasurer

Assistant Treasurer of Oppenheimer Acquisition Corp., Centennial Asset Management Corp., OFI Trust Company; Vice President of OFI Institutional Asset Management, Inc.; Treasurer of OppenheimerFunds Legacy Program, OFI Private Investments Inc.; Oppenheimer Real Asset Management, Inc. and HarbourView Asset Management Corporation.

Tracy Firmin, Assistant Vice President	Branch Supervision Manager (December 2010 – November 2011) and Supervisory Principal (December 2005 – November 2011) at TIAA CREF.
Jonathan Fischer, Assistant Vice President	None
Steven Fling, Assistant Vice President	None
Colleen M. Franca, Vice President	None
Debbie Francis, Assistant Vice President	None
Diane Frankenfield, Senior Vice President	None
Arthur Gabinet, Executive Vice President and General Counsel

Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. And OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Vice President of Oppenheimer Acquisition Corp (since February 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010).

Charles Gapay, Assistant Vice President	None
Selin Gucelik, Vice President	None
Anthony W. Gennaro, Jr., Vice President	Vice President of OFI Institutional Asset Management, Inc.
Timothy Gerlach, Assistant Vice President	None
Charles Gilbert, Assistant Vice President	None
Alan C. Gilston, Vice President	Director of OFI Trust Company.
Edward Gizzi, Vice President and Assistant Counsel	Associate at Willkie Farr & Gallagher, LLP (February 2006 – October 2010).
William F. Glavin, Jr., Chairman, Chief Executive Officer, President and Director

Formerly Executive Vice President and co-Chief Operating Officer of MassMutual Financial Group; Director of OFI Institutional Asset Management, Inc. Tremont Group Holdings, Inc. and Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, President & Management Director of Oppenheimer Acquisition Corp.

Jill E. Glazerman, Senior Vice President	None
Kevin Glenn, Vice President	None
David Goldberg, Assistant Vice President	None
Jennifer Goldstein, Vice President & Assistant Counsel	Director at BlackRock Inc. (December 2009 – August 2011).
Jennifer Gomez, Vice President	None
Manind Govil, Senior Vice President	Senior Vice President of OFI Institutional Asset Management, Inc.
Raquel Granahan, Senior Vice President	Senior Vice President of OFI Private Investments Inc.; Vice President of OppenheimerFunds Distributor, Inc., and OppenheimerFunds Legacy Program.
Daniel Grasman, Senior Vice President	None
Samuel Groban, Assistant Vice President	None
Selin Gulcelik, Vice President	None
Daniel Gulko, Assistant Vice President	None
Jeff Guszak, Assistant Vice President	None
Jonathan Hagen, Assistant Vice President	None
Marilyn Hall, Vice President	None
Cheryl Hampton, Vice President	None
Kelly Haney, Assistant Vice President	None
Jason Harubin, Assistant Vice President	None
Steve Hauenstein, Assistant Vice President	None
Thomas B. Hayes, Vice President	None
Heidi Heikenfeld, Vice President	None
Lori Heinel Senior Vice President	Formerly a managing director and Head of Investment Solutions at Citi Private Bank
Nicholas Henry, Assistant Vice President	None
Philipp Hensler, Executive Vice President

Formerly CEO, Chairman and Managing Director at DWS Investment Distributors, Inc.; Director, Chairman of the Board & President of OppenheimerFunds Distributor, Inc; Chairman, Chief Executive Officer & Director of Centennial Asset Management, Inc.

Kenneth Herold, Assistant Vice President	None
Robert Herz, Vice President	Managing Director at John W. Bristol & Co., Inc. (May 2003 – January 2011).
Brian Hickey, Assistant Vice President	None
Joseph Higgins, Vice President	Vice President of OFI Institutional Asset Management, Inc and OFI Private Investments Inc.
Todd Hiller, Vice President	None
Daniel Hoelscher, Assistant Vice President	None
Eivind Holte, Vice President	None
Craig Holloway, Vice President	None
Brian Hourihan, Senior Vice President & Deputy General Counsel

Assistant Secretary of Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., HarbourView Asset Management Corporation, OFI Institutional Asset Management, Inc. (since April 2006) and Trinity Investment Management Corporation; Secretary of OFI Trust Company.

Lucienne Howell, Vice President	None
Edward Hrybenko, Senior Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Douglas Huffman, Assistant Vice President	None
Margaret Hui, Vice President	Vice President of HarbourView Asset Management Corporation.
Dana Hunter, Assistant Vice President	None
Keith Hylind, Vice President	None
Kelly Bridget Ireland, Vice President	None
Christopher Ivezic, Assistant Vice President	None
Kathleen T. Ives, Senior Vice President

Vice President and Assistant Secretary of OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc.; Assistant Secretary of Centennial Asset Management Corporation, HarbourView Asset Management Corporation, OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.

Steel Jaykus, Vice President	Global Head of Performance & Attribution (December 2009 – October 2011) at Morgan Stanley.
Frank V. Jennings, Senior Vice President	None
Diane Johnston, Vice President	Director at Fidelity Investments (May 2009 – August 2011).
Avinand Jutagir, Assistant Vice President	None
Lisa Kadehjian, Vice President	None
Rezo Kanovich, Vice President	None
Amee Kantesaria, Vice President, Assistant Counsel & Assistant Secretary	Assistant Secretary of Oppenheimer Acquisition Corp.
Cem Karacadag, Vice President	None
Sean Keller, Vice President	None
James Kennedy, Senior Vice President	None
John Kiernan, Vice President & Associate Counsel	None
Robert Kinsey, Vice President	Formerly a Senior Vice President and Senior Portfolio Specialist at ING Investment Management.
Turgot Kisinbay, Assistant Vice President	Economist at the International Monetary Fund (June 2002 – July 2011).
Audrey Kiszla, Vice President	None
Daniel Kohn, Vice President	None
Martin S. Korn, Senior Vice President	None
Arin Kornschankul, Assistant Vice President	None
Michael Kotlarz, Vice President	None
Brian Kramer, Vice President	Assistant Treasurer of Oppenheimer Acquisition Corp.
Magnus Krantz, Vice President	None
Alen Kreso, Assistant Vice President	None
Robert Kuhta, Vice President	Client Service Lead at Slalom Consulting (September 2009 – June 2011)
Alexander Kurinets, Assistant Vice President	None
Gloria LaFond, Assistant Vice President	None
Lisa Lamentino, Vice President	None
Eric Larson, Vice President	None
John Lech, Vice President	None
Helena Lee, Assistant Vice President	Previously an associate at Citigroup (October 2006 – February 2011).
Johnny C. Lee, Vice President & Assistant Counsel	None
Young-Sup Lee, Vice President	None
Randy Legg, Vice President & Senior Counsel	None
Michael Leskinen, Vice President	None
Michael S. Levine, Vice President	None
Brian Levitt, Vice President	None
Justin Leverenz, Senior Vice President	None
Gang Li, Vice President	None
Shanquan Li, Senior Vice President	None
Julie A. Libby, Senior Vice President	President and Chief Operating Officer of OFI Private Investments Inc.
Mitchell J. Lindauer, Vice President & Assistant General Counsel	None
William Linden, Vice President	None
Jay Lisowski, Vice President	None
Justin Livengood, Vice President	None
Jennifer Loew, Vice President	Director of Business Development at Michael C. Fina Corporate Sales, Inc. (April 2010 – May 2011).
Christina Loftus, Senior Vice President	None
David P. Lolli, Assistant Vice President	None
Daniel G. Loughran, Senior Vice President: Rochester Division	None
David Lukkes, Assistant Vice President	None
Misha Lozovik, Vice President	None
Dongyan Ma, Assistant Vice President	None
Chris Marlowe, Assistant Vice President	None
Daniel Martin, Assistant Vice President	None
Kenneth Martin, Vice President	None
William T. Mazzafro, Vice President	None
Melissa Mazer, Vice President	None
Neil McCarthy, Vice President	Vice President of OFI Institutional Asset Management, Inc and OFI Private Investments Inc.
Elizabeth McCormack, Vice President	Vice President and Assistant Secretary of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc., and OFI Trust Company.
Joseph McDonnell, Vice President	None
Annika McGovern, Vice President	None
Joseph McGovern, Vice President	None
Benedict Mclaughlin, Assistant Vice President	None
William McNamara, Vice President	Vice President of OFI Private Investments Inc.
Michael Medev, Assistant Vice President	None
Krishna Memani, Senior Vice President and Director of Fixed Income	Senior Vice President of OFI Institutional Asset Management, Inc.
Carlos Mena, Assistant Vice President	Assistant Vice President of HarbourView Asset Management Corporation; Vice President at Bank of New York Mellon (February 2000 – January 2011).
Jay Mewhirter, Vice President	None
Andrew J. Mika, Senior Vice President	None
Jan Miller, Assistant Vice President	None
Scott Miller, Vice President	None
Rejeev Mohammed, Assistant Vice President	None
David Moore, Vice President	None
Sarah Morrison, Assistant Vice President	None
Elizabeth Mossow, Assistant Vice President	None
Jill Mulcahy, Vice President: Rochester Division	None
Christina Nasta, Senior Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Amie Nelson, Vice President	None
Eugene Nemirovsky, Assistant Vice President	Senior Interactive Developer at Ogilvy & Mather (August 2006 – May 2011).
Derek Newman, Vice President and Assistant Counsel	Formerly an associate at Dechert LLP.
Paul Newman, Assistant Vice President	None
Linh Nguyen, Assistant Vice President	None
Christopher Nicholson, Vice President	None
James B. O’Connell, Assistant Vice President	None
Patricia O’Connor, Assistant Vice President	None
Matthew O’Donnell, Vice President	None
Lisa Ogren, Vice President	None
Tony Oh, Vice President	None
Kristin Pak, Vice President	None
Lerae A. Palumbo, Assistant Vice President	None
Phillip Parrotta, Senior Vice President	None
Kim Pascalau, Vice President	Assistant Vice President of Shareholder Services, Inc. and Shareholder Financial Services, Inc.
Monica Patel, Vice President	Vice President and Senior HR Generalist (May 2010 – May 2011) and Lead HR Generalist (May 2011 – May 2012) at CITI.
Robert H. Pemble, Vice President	None
Lori L. Penna, Vice President	None
Nadia Persaud, Assistant Vice President and Assistant Counsel	Formerly an associate at Sidley Austin, LLP.
Brian Petersen, Vice President	Assistant Treasurer of OppenheimerFunds Legacy Program.
Marmeline Petion-Midy, Vice President	None
David Pfeffer, Executive Vice President, Chief Financial Officer & Director

Management Director and Treasurer of Oppenheimer Acquisition Corp.; Director of OppenheimerFunds Distributor, Inc., OFI Private Investments Inc. and Oppenheimer Real Asset Management, Inc.; Director & Executive Vice President OFI Institutional Asset Management, Inc. and Trinity Investment Management Corporation; Senior Vice President of OFI Trust Company; Director & President of HarbourView Asset Management Corporation; Director of Shareholder Services, Inc., Centennial Asset Management Corporation, Tremont Group Holdings, Inc. and Shareholder Financial Services, Inc.

James F. Phillips, Senior Vice President	None
Gary Pilc, Vice President	None
Cheryl Pipia, Senior Vice President	None
Michael Pleet, Assistant Vice President	None
Christine Polak, Vice President	None
Sergei Polevikov, Assistant Vice President	None
Stacy Pottinger, Vice President	None
Christopher Proctor, Vice President	None
John Ptasinski, Assistant Vice President	Formerly a Senior Manager at Jeppesen Sanderson, and Boeing Company (November 2003 – January 2011).
Ellen Puckett, Assistant Vice President	None
Charlie Pulire, Assistant Vice President	None
Jodi Pullman, Vice President	None
Paul Quarles, Assistant Vice President	None
Michael E. Quinn, Vice President	None
Jodi Robinowitz, Senior Vice President	Head of Talent Management and Acquisition at BNP Paribas (October 2008 – June 2011).
Julie S. Radtke, Vice President	None
Benjamin Ram, Vice President	Vice President of OFI Institutional Asset Management, Inc.
Lun Rao, Assistant Vice President	None
Amber Reilly, Assistant Vice President	None
Jill Reiter, Assistant Vice President	None
Maria Ribeiro De Castro, Vice President	None
Benjamin Rockmuller, Vice President	None
Antoinette Rodriguez, Vice President	None
Lucille Rodriguez, Assistant Vice President	None
Michael Rollings, Director	Executive Vice President and Chief Financial Officer of Massachusetts Mutual Life Insurance Company; Class A Director of Oppenheimer Acquisition Corp.
Stacey Roode, Senior Vice President	Senior Vice President of OppenheimerFunds Legacy Program, Shareholder Financial Services, Inc. and Shareholder Services, Inc.
Jacob Rothschild, Vice President	Director of Digital Media & Business Development (June 2008 – November 2010).
Sara Rosenblatt, Vice President	None
Erica Rualo, Vice President	None
Adrienne Ruffle, Vice President & Associate Counsel	Assistant Secretary of OppenheimerFunds Legacy Program and OFI Private Investments Inc.
Gerald Rutledge, Vice President	None
Sean Ryan, Vice President and Assistant Counsel	None
Gary Salerno, Assistant Vice President	None
Catherine Sanders, Assistant Vice President	President & Consultant (July 2009 – September 2011) of The Sanders Group.
Valerie Sanders, Vice President	None
Mark Santero, Senior Vice President	None
Carlos Santiago Vice President	None
Kurt Savallo, Assistant Vice President	Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Marc Schmidt, Assistant Vice President	None
Erik Schneberger, Vice President	Vice President at Morgan Stanley Smith Barney (January 2008 – May 2011).
Patrick Schneider, Vice President	None
Scott A. Schwegel, Assistant Vice President	None
Melinda Scott, Assistant Vice President	Assistant Controller at Transamerica Corporation (August 2002 – May 2012)
Sibil Sebastian, Assistant Vice President	Product Marketing associate at BlackRock (October 2010 – February 2012).
Allan P. Sedmak, Assistant Vice President	None
Matthew Severski, Assistant Vice President	None
Jennifer L. Sexton, Vice President	Senior Vice President of OFI Private Investments Inc.
Amy Shapiro, Vice President and Assistant Counsel	Counsel at Lord, Abbett & Co. LLC (June 2005 – January 2012).
Asutosh Shah, Vice President	None
Kamal Shah, Vice President	None
Tammy Sheffer, Senior Vice President	None
Richard Shepley, Vice President	None
William Sheppard, Vice President	None
Mary Dugan Sheridan, Vice President	None
Nicholas Sherwood, Assistant Vice President	None
Joel Simon, Vice President	None
David C. Sitgreaves, Assistant Vice President	None
Jan Smith, Assistant Vice President	None
Stuart Smith, Assistant Vice President	None
Marc Sommer, Assistant Vice President	Director of Finance & Administration at Hearst Corporation (February 2008 – August 2011).
Louis Sortino, Vice President: Rochester Division	None
Keith J. Spencer, Senior Vice President	None
Tim Spitz, Assistant Vice President	None
Kirti Srikant, Assistant Vice Preisent	None
Brett Stein, Vice President	None
Richard A. Stein, Senior Vice President: Rochester Division	None
Arthur P. Steinmetz, Executive Vice President & Chief Investment Officer

Director and Senior Vice President of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc.; Director & President of Oppenheimer Real Asset Management, Inc.

Michael Sternhell, Vice President & Associate Counsel	Formerly a securities litigator at Kramer Leven Naftalis & Frankel LLP.
Benjamin Stewart, Senior Vice President	None
Shannon Steward, Assistant Vice President	None
Wayne Strauss, Vice President	None
Peter Strzalkowski, Vice President	Vice President of HarbourView Asset Management, Inc.
Agata Strzelichowski, Assistant Vice President	None
Stuart Smith, Assistant Vice President	None
Amy Sullivan, Assistant Vice President	Assistant Secretary of HarbourView Asset Management, Inc.
Michael Sussman, Vice President	Vice President of OppenheimerFunds Distributor, Inc.
Saul Tessler, Assistant Vice President	None
Kelly Thomas, Assistant Vice President	None
Tina Timm, Assistant Vice President	None
Igor Tishin, Vice President	Formerly an employee at Troika Dialog USA (February 2005 – January 2011).
Matthew Torpey, Vice President	None
Melinda Trujillo, Vice President	None
Leonid Tsvayg, Assistant Vice President	None
Angela Uttaro, Vice President: Rochester Division	None
Tanya Valle, Assistant Vice President	None
Julie Van Cleave, Vice President	None
Clint Van Hellemont, Assistant Vice President	None
Mark S. Vandehey, Senior Vice President & Chief Compliance Officer

Vice President and Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.; Chief Compliance Officer of HarbourView Asset Management Corporation, Oppenheimer Real Asset Management, Inc., Shareholder Financial Services, Inc., Trinity Investment Management Corporation, OppenheimerFunds Legacy Program, OFI Private Investments Inc. and OFI Trust Company and OFI Institutional Asset Management, Inc.

Raman Vardharaj, Vice President	Vice President of OFI Institutional Asset Management, Inc.
Rene Vecka, Vice President: Rochester Division	None
Ryan Virag, Assistant Vice President	None
Alyse Vishnick, Assistant Vice President	None
Jake Vogelaar, Assistant Vice President	None
Phillip F. Vottiero, Senior Vice President	None
Mark Wachter, Vice President	None
Kenneth Waddell, Assistant Vice President	None
Darren Walsh, Executive Vice President	President and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
Eliot Walsh, Assistant Vice President	None
Richard Walsh, Vice President	Vice President of OFI Private Investments.
Christopher Walston, Assistant Vice President	None
Samuel Wang, Vice President	Director of Global Communications and Public Affairs at Citigroup, Inc. (January 2010 – October 2010).
Elizabeth Ward, Director	Senior Vice President and Chief Enterprise Risk Officer of Massachusetts Mutual Life Insurance Company; Class A Director of Oppenheimer Acquisition Corp.
Teresa Ward, Vice President	None
Margaret Weaver, Vice President	None
Jerry A. Webman, Senior Vice President	Senior Vice President of HarbourView Asset Management Corporation.
Christopher D. Weiler, Vice President: Rochester Division	None
Adam Weiner, Vice President	None
Christine Wells, Vice President	None
Joseph J. Welsh, Senior Vice President	Vice President of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc.
Lindsay Whetton, Vice President	Wealth Management Director at TIAA-CREF (April 2006 – June 2011).
Thomas Whitaker, Vice President	None
Laura White, Vice President	Formerly a Vice President at Diversified (July 2010 – May 2012)
Adam Wilde, Vice President	Assistant Secretary of HarbourView Asset Management Corporation
Mitchell Williams, Vice President	None
Martha Willis, Executive Vice President

Formerly Executive Vice President of Investment Product Management at Fidelity Investments; Director of OFI Private Investments Inc., Centennial Asset Management Corporation; President & Director of OppenheimerFunds Legacy Program.

Troy Willis, Vice President, Rochester Division	None
John Wilson, Assistant Vice President	None
Brian W. Wixted, Senior Vice President

Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd., Oppenheimer Real Asset Management, Inc., Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Institutional Asset Management, Inc., OppenheimerFunds plc and OppenheimerFunds Legacy Program; Senior Vice President of OFI Private Investments Inc.; Treasurer and Chief Financial Officer of OFI Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.

Carol E. Wolf, Senior Vice President

Senior Vice President of HarbourView Asset Management Corporation; Vice President of OFI Institutional Asset Management, Inc. and Centennial Asset Management Corporation; serves on the Board of the Colorado Ballet.

Oliver Wolff, Assistant Vice President	Assistant Secretary of HarbourView Asset Management Corporation.
Caleb C. Wong, Vice President	Vice President of OFI Institutional Asset Management, Inc.
Geoffrey Yaworski, Assistant Vice President	None
Sookhee Yee, Assistant Vice President	None
John Yoder, Vice President and Assistant Counsel	Senior Counsel at the U.S. Securities and Exchange Commission (August 2005 – June 2011).
Edward C. Yoensky, Assistant Vice President	None
Geoff Youell, Assistant Vice President	None
Anna Zatulovskaya, Assistant Vice President	None
Sara Zervos, Senior Vice President	None
Steven Zhang, Vice President	Director of Marketing and Business Analytics Lord Abbett & Co. (August 2005 – February 2012).
Ronald Zibelli, Jr. Vice President	None
Matthew Ziehl, Vice President	None

The Oppenheimer Funds include the following:

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)

Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free New York Municipals

Oppenheimer California Municipal Fund

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Income Fund

Oppenheimer Cash Reserves

Oppenheimer Champion Income Fund

Oppenheimer Commodity Strategy Total Return Fund

Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)

Oppenheimer Corporate Bond Fund

Oppenheimer Currency Opportunities Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Emerging Markets Debt Fund

Oppenheimer Equity Fund, Inc.

Oppenheimer Equity Income Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Institutional Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Growth Fund

Oppenheimer International Small Company Fund

Oppenheimer International Value Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)

Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)

Oppenheimer Main Street Select Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Master International Value Fund, LLC

Oppenheimer Money Market Fund, Inc.

Oppenheimer Multi-State Municipal Trust (3 series):

Oppenheimer New Jersey Municipal Fund

Oppenheimer Pennsylvania Municipal Fund

Oppenheimer Rochester National Municipals

Oppenheimer Portfolio Series (4 series)

Active Allocation Fund

Equity Investor Fund
Conservative Investor Fund

Moderate Investor Fund

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Quest For Value Funds (3 series)

Oppenheimer Global Allocation Fund

Oppenheimer Flexible Strategies Fund

Oppenheimer Small- & Mid-Cap Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Massachusetts Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Series Fund, Inc. (1 series):

Oppenheimer Value Fund

Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Short Duration Fund

Oppenheimer Transition 2010 Fund

Oppenheimer Transition 2015 Fund

Oppenheimer Transition 2020 Fund

Oppenheimer Transition 2025 Fund

Oppenheimer Transition 2030 Fund

Oppenheimer Transition 2040 Fund

Oppenheimer Transition 2050 Fund

Oppenheimer U.S. Government Trust

Oppenheimer Variable Account Funds (11 series):

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Core Bond Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small- & Mid- Cap Fund/VA

Oppenheimer Money Fund/VA

Oppenheimer Small- & Mid-Cap Growth Fund/VA

Oppenheimer Value Fund/VA

Panorama Series Fund, Inc.

Oppenheimer International Growth Fund/VA

Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services, Inc., Centennial Asset Management Corporation, and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI Private Investments Inc., OFI Institutional Asset Management, Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of OppenheimerFunds International Ltd. is 70 Sir John Rogerson’s Quay, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

Item 32. Principal Underwriter

(a)     OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 31(b) above (except Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)     The directors and officers of the Registrant's principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Timothy Abbhul(1)	Vice President and Treasurer	None
Robert Agan(2)	Vice President	None
Michael Albert(1)	Vice President	None
Anthony Allocco(2)	Assistant Vice President	None
Janette Aprilante(2)	Secretary	None
James Austin(1)	Vice President	None
Paul Aynsley(2)	Vice President	None
James Barker 1723 W. Nelson Street Chicago, IL 60657	Vice President	None
Cesar Bastidas(2)	Assistant Vice President	None
William Beagle(2)	Vice President	None
Kathleen Beichert(1)	Senior Vice President	None
Rocco Benedetto(2)	Vice President	None
Christopher Bergeron(2)	Vice President	None
Rick Bettridge 11504 Flowering Plum Lane Highland, UT 84003	Vice President	None
Adam Bilmes(2)	Assistant Vice President	None
Paul Blease(2)	Vice President	None
William Borders(2)	Assistant Vice President	None
David A. Borrelli 105 Black Calla Ct. San Ramon, CA 94583	Vice President	None
Jeffrey R. Botwinick 4431 Twin Pines Drive Manlius, NY 13104	Vice President	None
Sarah Bourgraf(1)	Vice President	None
Joshua Broad(2)	Vice President	None
Ken Brodsky(2)	Vice President	None
Kevin E. Brosmith 5 Deer Path South Natlick, MA 01760	Senior Vice President	None
Ross Burkstaller 211 Tulane Drive SE Albuquerque, NM 87106	Vice President	None
Tracy Cairoli(2)	Vice President	None
Mersin Capollari	Vice President	None
Sean Carey(2)	Assistant Vice President	None
Robert Caruso 15 Deforest Road Wilton, CT 06897	Vice President	None
Donelle Chisolm(2)	Vice President	None
Andrew Chronofsky	Vice President	None
Angelanto Ciaglia(2)	Vice President	None
Nicholas Cirbo(1)	Vice President	None
Kevin Clark(2)	Assistant Vice President	None
Sean Clark (2)	Vice President	None
John Corcoran(2)	Vice President	None
Craig Colby(2)	Vice President	None
Gerald James Concepcion(2)	Vice President	None
Rodney Constable(1)	Vice President	None
Cameron Cowden(2)	Vice President	None
Neev Crane 1530 Beacon Street, Apt. #1403 Brookline, MA 02446	Vice President	None
Geoffrey Crumine(2)	Senior Vice President	None
Scott Curran(2)	Vice President	None
Michael Daley 40W387 Oliver Wendell Holmes St St. Charles, IL 60175	Vice President	None
Stephen J. Demetrovits(2)	Vice President	None
Michael Dennehy(2)	Vice President	None
Jeffrey Dickin(2)	Vice President	None
Brian Dietrich(1)	Assistant Vice President	None
Steven Dombrower 13 Greenbrush Court Greenlawn, NY 11740	Vice President	None
Robert Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Robert Dunphy(2)	Vice President	None
Paul Eisenhardt(2)	Senior Vice President	None
Kent M. Elwell 35 Crown Terrace Yardley, PA 19067	Vice President	None
Rick Ernzen(2)	Vice President	None
Dana Espinel(2)	Assistant Vice President	None
Gregg A. Everett 4328 Auston Way Palm Harbor, FL 34685-4017	Vice President	None
George R. Fahey 9511 Silent Hills Lane Lone Tree, CO 80124	Senior Vice President	None
Eric C. Fallon 10 Worth Circle Newton, MA 02458	Vice President	None
Kristie Feinberg(2)	Assistant Treasurer	None
Kristin Fenik(1)	Vice President	None
Josean Fernandez(2)	Assistant Vice President	None
Joseph Fernandez 1717 Richbourg Park Drive Brentwood, TN 37027	Vice President	None
Christopher Ferrara(2)	Assistant Vice President	None
Michael Ferrer(2)	Vice President	None
Mark J. Ferro 104 Beach 221st Street Breezy Point, NY 11697	Senior Vice President	None
Eric P. Fishel 725 Boston Post Rd., #12 Sudbury, MA 01776	Vice President	None
Patrick W. Flynn 14083 East Fair Avenue Englewood, CO 80111	Senior Vice President	None
John (“J”) Fortuna(2)	Vice President	None
Jayme Fowler(2)	Vice President	None
Diane Frankenfield(2)	Senior Vice President	None
Jerry Fraustro(2)	Vice President	None
William Friebel 2919 St. Albans Forest Circle Glencoe, MO 63038	Vice President	None
Alice Fricke(2)	Vice President	None
Alyson Frost(2)	Assistant Vice President	None
Greg Fulginite(2)	Vice President	None
Arthur S. Gabinet(2)	General Counsel	Secretary and Chief Legal Officer
William Gahagan(2)	Vice President	None
Hazem Gamal(2)	Vice President	None
Charlotte Gardner(1)	Vice President	None
Jack Goldin(2)	Vice President	None
Michael Gottesman 255 Westchester Way Birmingham, MI 48009	Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Eric Grossjung 4002 N. 194th Street Elkhorn, NE 68022	Vice President	None
Michael D. Guman 3913 Pleasant Avenue Allentown, PA 18103	Vice President	None
James E. Gunter 603 Withers Circle Wilmington, DE 19810	Vice President	None
LeaAnna Hartman(1)	Vice President	None
Kevin J. Healy(2)	Vice President	None
Kenneth Henry(2)	Vice President	None
Philipp Hensler(2)	Chairman, Chief Executive Officer & Director	None
Wendy G. Hetson(2)	Vice President	None
Jennifer Hoelscher(1)	Assistant Vice President	None
Eric Holquist(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Jason Hubersberger(2)	Vice President	None
Brian F. Husch 37 Hollow Road Stonybrook, NY 11790	Vice President	None
Keith Hylind(2)	Vice President	None
Vincent Iacono(2)	Vice President	None
Kathleen T. Ives(1)	Vice President & Assistant Secretary	None
Shonda Rae Jaquez(2)	Vice President	None
Brian Johnson(1)	Vice President	None
Eric K. Johnson 8588 Colonial Drive Lone Tree, CO 80124	Senior Vice President	None
Scott Kelley(1)	Vice President	None
Richard Keri (2)	Senior Vice President	None
Brian Kiley(2)	Vice President	None
Richard Klein 4820 Fremont Avenue South Minneapolis, MN 55419	Senior Vice President	None
Brent A. Krantz 61500 Tam McArthur Loop Bend, OR 97702	Senior Vice President	None
Eric Kristenson(2)	Vice President	None
Lamar Kunes(2)	Vice President	None
David T. Kuzia 10258 S. Dowling Way Highlands Ranch, CO 80126	Vice President	None
John Laudadio(2)	Vice President	None
Daniel Lee(2)	Assistant Vice President	None
Wendy Lee(2)	Vice President	None
John Leonard(2)	Vice President	None
Jesse Levitt(2)	Vice President	None
Julie Libby(2)	Senior Vice President	None
Eric J. Liberman 27 Tappan Ave., Unit West Sleepy Hollow, NY 10591	Vice President	None
Lorna Lindquist(2)	Vice President	None
Malissa Lischin(2)	Vice President	None
Christina Loftus(2)	Senior Vice President	None
Thomas Loncar 1401 North Taft Street, Apt. 726 Arlington, VA 22201	Vice President	None
Peter Maddox(2)	Vice President	None
Michael Malik 546 Idylberry Road San Rafael, CA 94903	Vice President	None
Joseph Marich(2)	Vice President	None
Steven C. Manns 1627 N. Hermitage Avenue Chicago, IL 60622	Vice President	None
Todd A. Marion 24 Midland Avenue Cold Spring Harbor, NY 11724	Vice President	None
LuAnn Mascia(2)	Vice President	None
Anthony Mazzariello(2)	Vice President	None
Derren McDaniel(1)	Vice President	None
John C. McDonough 533 Valley Road New Canaan, CT 06840	President and Director	None
Brian McGinty(1)	Vice President	None
Kent C. McGowan 9510 190th Place SW Edmonds, WA 98020	Vice President	None
William McNamara(2)	Vice President	None
Brian F. Medina 3009 Irving Street Denver, CO 80211	Vice President	None
Toller Miller(1)	Vice President	None
Clint Modler(1)	Vice President	None
Joseph Moran(2)	Senior Vice President	None
Jason Morris(2)	Assistant Vice President	None
Amy Mosser(1)	Assistant Vice President	None
Robert Moser 9650 East Aspen Hill Circle Lone Tree, CO 80124	Vice President	None
James Mugno(2)	Vice President	None
Matthew Mulcahy(2)	Vice President	None
Wendy Jean Murray 32 Carolin Road Upper Montclair, NJ 07043	Vice President	None
Kimberly Mustin(2)	Senior Vice President	None
John S. Napier 17 Hillcrest Ave. Darien, CT 06820	Senior Vice President	None
Christina Nasta(2)	Senior Vice President	Chief Business Officer and Vice President
Kevin P. Neznek(2)	Senior Vice President	None
Christopher Nicholson(2)	Vice President	None
Chad Noel(2)	Vice President	None
Peter Novak(2)	Vice President	None
Timothy O’Connell(2)	Vice President	None
Alan Panzer6755 Ridge Mill Lane Atlanta, GA 30328	Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley Patten(1)	Vice President	None
Donald Pawluk(2)	Vice President	None
Brian C. Perkes 6 Lawton Ct. Frisco, TX 75034	Vice President	None
Charles K. Pettit(2)	Vice President	None
David Pfeffer(2)	Director	None
Andrew Phillips(1)	Assistant Vice President	None
Megan Pigott(2)	Assistant Vice President	None
Cheryl Pipia(2)	Senior Vice President	None
Rachel Powers(1)	Vice President	None
Nicole Pretzel(2)	Vice President	None
Minnie Ra 100 Dolores Street, #203 Carmel, CA 93923	Vice President	None
Dustin Raring 27 Blakemore Drive Ladera Ranch, CA 92797	Vice President	None
Richard E. Rath 46 Mt. Vernon Ave. Alexandria, VA 22301	Vice President	None
William J. Raynor(2)	Vice President	None
Dennis Robinson(1)	Vice President	None
Ian M. Roche 7070 Bramshill Circle Bainbridge, OH 44023	Vice President	None
Michael Rock(2)	Vice President	None
Stacy Roode(1)	Vice President	None
Thomas Sabow 6617 Southcrest Drive Edina, MN 55435	Vice President	None
Mark Santero(2)	Senior Vice President	None
John Saunders 2251 Chantilly Ave. Winter Park, FL 32789	Vice President	None
Timothy Scanlan(2)	Vice President	None
Alex Schardt(2)	Vice President	None
Thomas Schmitt 40 Rockcrest Rd Manhasset, NY 11030	Vice President	None
William Schories 3 Hill Street Hazlet, NJ 07730	Vice President	None
Jennifer Sexton(2)	Vice President	None
Jeffrey Sharon(2)	Vice President	None
Kenneth Shell(1)	Vice President	None
Debbie A. Simon 55 E. Erie St., #4404 Chicago, IL 60611	Vice President	None
Bryant Smith(2)	Vice President	None
Aaron Spatz(2)	Vice President	None
Christopher M. Spencer 2353 W 118th Terrace Leawood, KS 66211	Vice President	None
John A. Spensley 375 Mallard Court Carmel, IN 46032	Vice President	None
Michael Staples 4255 Jefferson St Apt 328 Kansas City, MO 64111	Vice President	None
Alfred St. John(2)	Vice President	None
Bryan Stein 8 Longwood Rd. Voorhees, NJ 08043	Vice President	None
Robert Stidham	Vice President	None
Brian C. Summe 2479 Legends Way Crestview Hills, KY 41017	Vice President	None
Michael Sussman(2)	Vice President	None
George T. Sweeney 5 Smokehouse Lane Hummelstown, PA 17036	Senior Vice President	None
Leo Tallon(2)	Vice President	None
Brian Taylor(2)	Vice President	None
James Taylor(2)	Vice President	None
Paul Temple(2)	Vice President	None
David G. Thomas 16628 Elk Run Court Leesburg, VA 20176	Vice President	None
Luz Touma(2)	Vice President	None
Cenk Toroslu(1)	Vice President	None
Wesley Vance(2)	Vice President	None
Mark S. Vandehey(1)	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
Richard Walsh(2)	Vice President	None
Vincent Vermette(2)	Vice President	None
Janeanne Weickum(1)	Vice President	None
Michael J. Weigner 4905 W. San Nicholas Street Tampa, FL 33629	Vice President	None
Donn Weise 3249 Earlmar Drive Los Angeles, CA 90064	Vice President	None
Chris G. Werner 98 Crown Point Place Castle Rock, CO 80108	Vice President	None
Jason Widener(2)	Vice President	None
Ryan Wilde(1)	Vice President	None
Patrick Wisneski(1)	Vice President	None
Meredith Wolff(2)	Vice President	None
Kevin Woodson(1)	Assistant Vice President	None
Cary Patrick Wozniak 18808 Bravata Court San Diego, CA 92128	Vice President	None
David Zicchinella(2)	Assistant Vice President	None
Steven Zito(1)	Vice President	None

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(4)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)     Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of July, 2012.

     Oppenheimer Rochester Virginia Municipal Fund

     By:     William F. Glavin, Jr.*

          William F. Glavin, Jr.*, President,

     Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                                                                     Title                                                              Date

Brian F. Wruble*                                                                           Chairman of the

Brian F. Wruble                                                                             Board of Trustees                                         July 25, 2012

William F. Glavin, Jr.*                                                                  President, Principal

William F. Glavin, Jr.                                                                    Executive Officer and Trustees                    July 25, 2012

Brian W. Wixted*                                                                         Treasurer, Principal                                      July 25, 2012

Brian W. Wixted                                                                           Financial & Accounting Officer

David K. Downes*                                                                        Trustee                                                          July 25, 2012

David K. Downes

Matthew P. Fink*                                                                          Trustee                                                          July 25, 2012

Matthew P. Fink

Phillip A. Griffiths*                                                                      Trustee                                                          July 25, 2012

Phillip A. Griffiths

Mary F. Miller*                                                                            Trustee                                                          July 25, 2012

Mary F. Miller

Joel W. Motley*                                                                            Trustee                                                         July 25, 2012

Joel W. Motley

Mary Ann Tynan*                                                                          Trustee                                                         July 25, 2012

Mary Ann Tynan

Joseph M. Wikler*                                                                         Trustee                                                        July 25, 2012

Joseph M. Wikler

Peter I. Wold*                                                                                Trustee                                                        July 25, 2012

Peter I. Wold

*By:     /s/ Mitchell J. Lindauer

            Mitchell J. Lindauer, Attorney-in-Fact

Oppenheimer Rochester Virginia Municipal Fund

Post-Effective Amendment No. 8

Registration Statement No. 333-132786

EXHIBIT INDEX

Exhibit No.     Description

28(a)(ii)     Amendment No. 1 to the Declaration of Trust

28(j)           Independent Registered Public Accountings Firm’s Consent